UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Jeffrey Mortimer
The Laudus Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
EX-99.CERT

Item 1. Schedule of Investments.
Laudus Trust
Laudus Mondrian International Equity FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Common Stock	40,674,103	40,864,562
—%	Rights	—	—
1.0%	Other Investment Company	425,765	425,765

98.1%	Total Investments	41,099,868	41,290,327
1.9%	Other Assets and Liabilities, Net		779,230

100.0%	Net Assets		42,069,557

	Number of	Value
Security	Shares	($)

Common Stock 97.1% of net assets

Australia 9.8%
Banks 3.1%
National Australia Bank Ltd.	71,411	1,286,553
Food & Staples Retailing 3.0%
Wesfarmers Ltd.	68,938	1,255,190
Telecommunication Services 3.7%
Telstra Corp., Ltd.	574,248	1,567,015

		4,108,758

Finland 0.9%
Materials 0.9%
UPM-Kymmene Oyj	41,420	361,465

France 15.2%
Banks 2.0%
Societe Generale	15,010	823,905
Capital Goods 2.5%
Compagnie de Saint-Gobain	30,863	1,038,463
Energy 3.9%
Total S.A.	30,523	1,654,356
Food & Staples Retailing 3.6%
Carrefour S.A.	35,607	1,526,993
Telecommunication Services 3.2%
France Telecom S.A.	59,075	1,344,164

		6,387,881

Germany 4.8%
Telecommunication Services 1.3%
Deutsche Telekom AG — Reg’d.	46,121	545,264
Utilities 3.5%
RWE AG	18,522	1,460,628

		2,005,892

Hong Kong 1.5%
Utilities 1.5%
Hongkong Electric Holdings Ltd.	114,500	636,062

Italy 2.4%
Banks 2.4%
Intesa Sanpaolo *	308,913	998,253

Japan 22.5%
Automobiles & Components 3.3%
Toyota Motor Corp.	36,400	1,376,552
Food & Staples Retailing 2.1%
Seven & i Holdings Co., Ltd.	38,100	893,544
Household & Personal Products 3.6%
Kao Corp.	69,000	1,501,466
Insurance 2.5%
Tokio Marine Holdings, Inc.	38,000	1,043,350
Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Takeda Pharmaceutical Co., Ltd.	40,100	1,559,085
Technology Hardware & Equipment 3.8%
CANON, Inc.	49,300	1,610,335
Telecommunication Services 3.5%
KDDI Corp.	279	1,480,386

		9,464,718

Netherlands 1.7%
Media 1.7%
Reed Elsevier N.V.	63,788	705,320

Singapore 6.2%
Banks 4.3%
Oversea-Chinese Banking Corp., Ltd.	246,666	1,132,493
United Overseas Bank Ltd.	69,000	696,264

		1,828,757

Telecommunication Services 1.9%
Singapore Telecommunications Ltd.	381,000	786,058

		2,614,815

1

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Spain 8.0%
Banks 2.8%
Banco Santander S.A.	99,333	1,200,748
Telecommunication Services 3.4%
Telefonica S.A.	62,663	1,423,045
Utilities 1.8%
Iberdrola S.A.	93,200	760,004

		3,383,797

Switzerland 3.8%
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Novartis AG — Reg’d	39,849	1,622,142

Taiwan 1.8%
Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	472,000	774,647

United Kingdom 18.5%
Energy 8.0%
BP plc	220,024	1,738,588
Royal Dutch Shell plc, Class A	65,095	1,631,092

		3,369,680
Food, Beverage & Tobacco 4.3%
Unilever plc	77,950	1,831,988
Insurance 1.9%
Aviva plc	142,559	802,661
Pharmaceuticals, Biotechnology & Life Sciences 4.3%
GlaxoSmithKline plc	101,707	1,796,483

		7,800,812

Total Common Stock (Cost $40,674,103)		40,864,562

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	7,434	—

Total Rights (Cost $—)		—

Other Investment Company 1.0% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	425,765	425,765

Total Other Investment Company (Cost $425,765)		425,765

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $41,233,050 and the unrealized appreciation and depreciation were $1,528,135 and ($1,470,858), respectively, with a net unrealized appreciation of $57,277.
At 06/30/09, the values of certain foreign securities held by the fund aggregating $40,864,562 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
ADR — American Depositary Receipt
Reg’d — Registered

2

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$40,864,562	$—	$40,864,562
Other Investment Company	425,765	—	—	425,765

Total	$425,765	$40,864,562	$—	$41,290,327

(a)	as categorized in Portfolio Holdings
REG46277JUN09 — 00

3

Laudus Trust
Laudus Mondrian Emerging Markets FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

91.3%	Common Stock	46,640,907	45,318,186
5.9%	Preferred Stock	3,123,157	2,924,921
3.3%	Other Investment Company	1,618,512	1,618,512

100.5%	Total Investments	51,382,576	49,861,619
(0.5)%	Other Assets and Liabilities, Net		(229,985)

100.0%	Net Assets		49,631,634

	Number of	Value
Security	Shares	($)

Common Stock 91.3% of net assets

Brazil 9.3%
Materials 1.8%
Vale S.A. ADR	59,200	908,720
Software & Services 3.4%
Redecard S.A.	110,900	1,706,372
Transportation 2.3%
Companhia de Concessoes Rodoviarias	69,700	1,117,974
Utilities 1.8%
CPFL Energia S.A. ADR	17,900	867,076

		4,600,142

China 19.2%
Banks 7.4%
China Construction Bank Corp., Class H	2,824,000	2,176,013
Industrial & Commercial Bank of China Ltd., Class H	2,148,000	1,487,891

		3,663,904
Energy 3.8%
China Shenhua Energy Co., Ltd., Class H	525,500	1,919,850
Telecommunication Services 2.1%
China Mobile Ltd.	105,000	1,051,302
Transportation 5.9%
China Merchants Holdings International Co., Ltd.	342,000	979,545
China Shipping Development Co., Ltd., Class H	800,000	1,023,125
Cosco Pacific Ltd.	822,000	920,405

		2,923,075

		9,558,131

Columbia 2.5%
Banks 2.5%
Bancolombia S.A. ADR	40,400	1,232,200

Czech Republic 4.1%
Banks 2.2%
Komercni Banka A/S	7,797	1,077,958
Utilities 1.9%
CEZ	21,604	973,152

		2,051,110

Egypt 3.8%
Telecommunication Services 3.8%
Orascom Telecom Holding S.A.E. —Reg’d GDR	35,230	937,618
Telecom Egypt	342,199	962,233

		1,899,851

India 2.9%
Telecommunication Services 2.9%
Bharti Airtel Ltd. *	84,631	1,423,277

Kazahkstan 2.1%
Energy 2.1%
KazMunaiGas Exploration Production GDR	55,245	1,049,655

Mexico 6.6%
Food, Beverage & Tobacco 1.5%
Grupo Modelo, S.A. de C.V., Series C *	209,300	747,667
Media 2.1%
Grupo Televisa S.A. ADR	60,900	1,035,300
Telecommunication Services 3.0%
America Movil SAB de C.V., Series L ADR	38,200	1,479,104

		3,262,071

Philippines 2.8%
Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	28,200	1,402,104

Poland 2.1%
Banks 2.1%
Bank Pekao S.A. *	28,605	1,032,455

1

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Republic of Korea 3.9%
Banks 1.7%
KB Financial Group, Inc. *	19,786	659,642
KB Financial Group, Inc. ADR *	5,800	193,198

		852,840
Food, Beverage & Tobacco 2.2%
KT&G Corp.	19,160	1,081,141

		1,933,981

Russia 8.6%
Energy 5.6%
Gazprom — Reg’d ADR	69,800	1,413,450
LUKOIL ADR	30,600	1,357,722

		2,771,172
Telecommunication Services 3.0%
Mobile TeleSystems ADR	40,100	1,480,893

		4,252,065

South Africa 2.8%
Energy 2.8%
Sasol	39,264	1,373,639

Taiwan 12.1%
Banks 1.9%
Chinatrust Financial Holding Co., Ltd.	1,622,565	974,705
Semiconductors & Semiconductor Equipment 5.1%
MediaTek, Inc.	66,410	788,449
Taiwan Semiconductor Manufacturing Co., Ltd.	1,071,000	1,757,725

		2,546,174
Technology Hardware & Equipment 2.7%
Asustek Computer, Inc.	1,025,716	1,325,977
Telecommunication Services 2.4%
Chunghwa Telecom Co., Ltd. ADR	59,685	1,183,553

		6,030,409

Thailand 2.8%
Energy 2.8%
PTT Public Co., Ltd.	202,300	1,389,439

Turkey 5.7%
Banks 2.6%
Akbank T.A.S.	282,578	1,252,234
Akbank T.A.S. ADR	6,100	55,815

		1,308,049
Telecommunication Services 3.1%
Turkcell Iletisim Hizmetleri A/S	274,859	1,519,608

		2,827,657

Total Common Stock (Cost $46,640,907)		45,318,186

Preferred Stock 5.9% of net assets

Brazil 2.0%
Banks 2.0%
Itausa — Investimentos Itau S.A.	219,644	977,441

Republic of Korea 3.9%
Automobiles & Components 1.8%
Hyundai Motor Co.	37,360	880,286
Semiconductors & Semiconductor Equipment 2.1%
Samsung Electronics Co., Ltd.	3,500	1,067,194

		1,947,480

Total Preferred Stock (Cost $3,123,157)		2,924,921

Other Investment Company 3.3% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	1,618,512	1,618,512

Total Other Investment Company (Cost $1,618,512)		1,618,512

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $54,747,950 and the unrealized appreciation and depreciation were $2,891,882 and ($7,778,213), respectively, with a net unrealized depreciation of ($4,886,331).
At 06/30/09, the values of certain foreign securities held by the fund aggregating $28,645,424 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

* Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Reg’d — Registered

2

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

3

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$24,786,068	$—	$24,786,068
Brazil — (a)	4,600,142	—	—	4,600,142
Columbia — (a)	1,232,200	—	—	1,232,200
Kazahkstan — (a)	1,049,655	—	—	1,049,655
Mexico — (a)	3,262,071	—	—	3,262,071
Philippines (a)	1,402,104	—	—	1,402,104
Republic of Korea Banks	193,198	659,642	—	852,840
Russia — (a)	4,252,065	—	—	4,252,065
Taiwan — (a)	1,183,553	—	—	1,183,553
Thailand — (a)	1,389,439	—	—	1,389,439
Turkey Banks	55,815	1,252,234	—	1,308,049
Preferred Stock
Brazil — (a)	977,441	—	—	977,441
Republic of Korea — (a)	—	1,947,480	—	1,947,480
Other Investment Company	1,618,512	—	—	1,618,512

Total	$21,216,195	$28,645,424	$—	$49,861,619

(a)	as categorized in Portfolio Holdings
REG46275JUN09 — 00

4

Laudus Trust
Laudus Mondrian International Fixed Income FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

90.2%	Government Bonds	115,214,250	117,111,598
2.4%	Government Agency Obligations	2,548,681	3,067,418
3.0%	Corporate Bonds	4,430,140	3,933,716
0.6%	Covered Bond	952,842	754,915
2.4%	Other Investment Company	3,076,344	3,076,344

98.6%	Total Investments	126,222,257	127,943,991
1.4%	Other Assets and Liabilities, Net		1,814,276

100.0%	Net Assets		129,758,267

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 90.2% of net assets

Australia 7.5%
Australia Government Bond
6.50%, 05/15/13	2,000,000	1,700,608
6.25%, 04/15/15	2,650,000	2,233,033
5.25%, 03/15/19	4,000,000	3,159,393
5.75%, 05/15/21	3,300,000	2,687,440

		9,780,474

Austria 2.4%
Austria Government Bond
3.50%, 07/15/15	2,200,000	3,093,268

Belgium 7.0%
Belgium Government Bond
3.75%, 09/28/15	2,500,000	3,591,020
5.50%, 09/28/17	3,500,000	5,514,513

		9,105,533

France 8.3%
France Government Bond OAT
4.00%, 04/25/13	280,000	415,901
5.00%, 10/25/16	3,500,000	5,448,851
5.75%, 10/25/32	2,900,000	4,870,081

		10,734,833

Germany 1.8%
Bundesrepublik Deutschland
4.75%, 07/04/34	1,600,000	2,392,049

Ireland 2.5%
Ireland Government Bond
4.50%, 10/18/18	2,500,000	3,276,856

Italy 13.8%
Italy Government International Bond
2.75%, 06/15/10	2,200,000	3,136,290
4.75%, 02/01/13	2,400,000	3,592,066
4.25%, 08/01/14	3,600,000	5,292,311
4.50%, 02/01/18	2,500,000	3,631,195
4.00%, 02/01/37	1,400,000	1,635,341
Republic of Italy
1.80%, 02/23/10	58,000,000	602,607

		17,889,810

Japan 32.9%
Development Bank of Japan
1.75%, 03/17/17	40,000,000	428,216
Japan Government Ten Year Bond
1.40%, 09/20/11	110,000,000	1,168,914
1.10%, 09/20/12	400,000,000	4,235,657
1.20%, 09/20/12	66,000,000	701,065
0.80%, 03/20/13	260,000,000	2,725,065
0.90%, 06/20/13	155,000,000	1,629,734
1.60%, 09/20/13	440,000,000	4,757,842
1.30%, 12/20/14	331,000,000	3,526,635
1.50%, 03/20/15	400,000,000	4,308,121
1.40%, 09/20/15	463,000,000	4,958,505
2.00%, 03/20/16	460,000,000	5,110,123
1.90%, 06/20/16	540,000,000	5,964,619
Japan Government Thirty Year Bond
2.40%, 12/20/34	300,000,000	3,258,180

		42,772,676

Mexico 4.5%
Mexican Bonos
9.00%, 12/20/12	24,600,000	2,011,266
8.00%, 12/07/23	52,000,000	3,802,586

		5,813,852

Netherlands 2.1%
Netherlands Government Bond
4.25%, 07/15/13	1,800,000	2,694,660

Poland 7.4%
Poland Government Bond
5.25%, 04/25/13	2,400,000	748,443
5.00%, 10/24/13	3,300,000	1,013,921
6.25%, 10/24/15	3,100,000	989,686
5.25%, 10/25/17	11,000,000	3,270,940
5.75%, 09/23/22	11,800,000	3,534,597

		9,557,587

Total Government Bonds (Cost $115,214,250)		117,111,598

1

Laudus Mondrian International Fixed Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Agency Obligations 2.4% of net assets

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
2.05%, 09/21/09	70,000,000	728,893

Japan 1.8%
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12	100,000,000	1,063,267
1.35%, 11/26/13	120,000,000	1,275,258

		2,338,525

Total Government Agency Obligations (Cost $2,548,681)		3,067,418

Corporate Bonds 3.0% of net assets

Netherlands 0.5%
ING Bank N.V.
6.13%, 05/29/10 (a)(b)(c)	490,000	583,668

United Kingdom 2.3%
HSBC Holdings plc
6.25%, 03/19/18 (c)	500,000	741,106
Lloyds TSB Bank plc
5.63%, 03/05/13 (a)(b)(c)	1,200,000	1,525,434
SL Finance plc
6.38%, 07/12/10 (a)(b)(c)	290,000	309,554
Standard Chartered Bank
5.88%, 09/26/17 (c)	350,000	450,555

		3,026,649

United States 0.2%
Zurich Finance (USA), Inc.
4.50%, 06/15/10 (a)(b)(c)	280,000	323,399

Total Corporate Bonds (Cost $4,430,140)		3,933,716

Covered Bond 0.6% of net assets

Ireland 0.6%
Depfa ACS Bank
1.65%, 12/20/16	110,000,000	754,915

Total Covered Bond (Cost $952,842)		754,915

Other Investment Company 2.4% of net assets

United States 2.4%
State Street Institutional Liquid Reserves Fund — Institutional Class	3,076,344	3,076,344

Total Other Investment Company (Cost $3,076,344)		3,076,344

End of Investments.
At 06/30/09 the tax basis cost of the fund’s investments was $126,394,286 and the unrealized appreciation and depreciation were $3,408,728 and ($1,859,023), respectively, with a net appreciation of $1,549,705.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Illiquid security. At the period end, the value of these amounted to $3,933,716 or 3.0% of net assets.
In addition to the above, the fund held the following at 06/30/09:

	Currency	Amount of Currency	Currency	Amount of Currency	Unrealized
Expiration	to be	to be	to be	to be	Gains /
Date	Received	Received	Delivered	Delivered	(Losses)

Forward Foreign Currency Contracts
07/31/2009	GBP	9,551,000	EUR	10,733,439	(1,076,551)
07/31/2009	GBP	9,551,000	EUR	10,733,439	1,731,721

Net unrealized gains on Forward Foreign Currency Contracts					655,170

Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

2

Laudus Mondrian International Fixed Income Fund
Portfolio Holdings (Unaudited) continued
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds — (a)	$—	$117,111,598	$—	$117,111,598
Government Agency Obligations — (a)	—	3,067,418	—	3,067,418
Corporate Bonds — (a)	—	3,933,716	—	3,933,716
Covered Bond — (a)	—	754,915	—	754,915
Other Investment Company	3,076,344	—	—	3,076,344

Total	$3,076,344	$124,867,647	$—	$127,943,991

Other Financial Instruments Forward contracts*	$655,170	$—	$—	$—

*	Forward contracts are not included in Portfolio Holdings and are valued at unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS 161”), which became effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in futures foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.
As with futures, forwards involve certain risks that are not fully reflected in the Fund’s financial statements. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the Fund could sustain a loss.
REG46276JUN09 — 00

3

Laudus Trust
Laudus Rosenberg International Discovery FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.2%	Common Stock	259,688,616	265,302,019
2.7%	Preferred Stock	6,661,511	7,469,974
—%	Rights	—	836
2.4%	Other Investment Company	6,735,589	6,735,589

99.3%	Total Investments	273,085,716	279,508,418
0.7%	Other Assets and Liabilities, Net		2,033,023

100.0%	Net Assets		281,541,441

	Number of	Value
Security	Shares	($)

Common Stock 94.2% of net assets

Argentina 0.1%
Telecommunication Services 0.1%
Telecom Argentina S.A. ADR *	32,900	422,107

Australia 5.1%
Banks 0.0%
Bendigo & Adelaide Bank Ltd.	900	5,029
Consumer Services 0.9%
Crown Ltd.	219,800	1,280,980
TABCORP Holdings Ltd.	75,100	432,209
Tatts Group Ltd.	443,100	907,850

		2,621,039
Diversified Financials 0.4%
ASX Ltd.	38,700	1,149,835
Washington H. Soul Pattinson & Co., Ltd.	1,400	12,106

		1,161,941
Energy 0.4%
Energy Resources of Australia Ltd.	14,300	268,326
Origin Energy Ltd.	74,100	872,481

		1,140,807
Food & Staples Retailing 0.1%
Metcash Ltd.	51,800	179,800
Food, Beverage & Tobacco 1.5%
Coca-Cola Amatil Ltd.	166,700	1,155,291
Foster’s Group Ltd.	445,500	1,845,886
Lion Nathan Ltd.	122,200	1,138,197

		4,139,374
Health Care Equipment & Services 0.2%
Ramsay Health Care Ltd.	64,400	598,064
Insurance 0.3%
Insurance Australia Group Ltd.	240,797	679,909
Suncorp-Metway Ltd.	16,900	90,863

		770,772
Materials 0.4%
Amcor Ltd.	8,200	32,972
Mayr-Melnhof Karton AG	8,326	703,301
Orica Ltd.	21,700	377,676
Sino Gold Mining Ltd. *	21,692	89,997

		1,203,946
Real Estate 0.3%
CFS Retail Property Trust	241,500	319,937
Dexus Property Group	543,186	326,810
Goodman Group	454,000	134,373

		781,120
Retailing 0.2%
David Jones Ltd.	177,700	648,703
Harvey Norman Holdings Ltd.	9,600	25,448

		674,151
Utilities 0.4%
AGL Energy Ltd.	105,600	1,142,746

		14,418,789

Austria 0.4%
Capital Goods 0.2%
Strabag SE	26,622	590,523
Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	570	48,483
Utilities 0.2%
EVN AG	27,212	452,744

		1,091,750

Belgium 1.7%
Diversified Financials 0.0%
Banque Nationale de Belgique	18	58,238
Food & Staples Retailing 0.6%
Delhaize Group	22,200	1,562,966
Materials 0.6%
Solvay S.A.	7,956	673,046
Tessenderlo Chemie N.V.	8,400	268,032
Umicore	35,741	814,718

		1,755,796
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
UCB S.A.	41,600	1,335,910

		4,712,910

1

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Bermuda 1.2%
Capital Goods 0.0%
Jardine Strategic Holdings Ltd.	7,000	102,948
Consumer Durables & Apparel 0.2%
Yue Yuen Industrial (Holdings) Ltd.	291,500	685,719
Food & Staples Retailing 0.4%
Dairy Farm International Holdings Ltd.	150,300	969,875
Food, Beverage & Tobacco 0.2%
China Foods Ltd.	72,000	43,136
First Pacific Co., Ltd.	1,036,000	593,312
People’s Food Holdings Ltd.	104,000	40,384

		676,832
Insurance 0.2%
Hiscox Ltd.	104,000	495,465
Real Estate 0.1%
Hongkong Land Holdings Ltd.	94,000	331,065
Retailing 0.1%
Esprit Holdings Ltd.	30,500	169,453
Technology Hardware & Equipment 0.0%
Digital China Holdings Ltd.	75,000	52,067

		3,483,424

Brazil 1.2%
Food, Beverage & Tobacco 0.2%
Souza Cruz S.A.	21,200	603,921
Household & Personal Products 0.2%
Natura Cosmeticos S.A.	29,400	387,999
Materials 0.4%
Bradespar S.A.	58,700	739,928
Companhia Siderurgica Nacional S.A.	20,200	449,668

		1,189,596
Utilities 0.4%
Cia de Gas de Sao Paulo	8,563	134,377
Companhia de Saneamento Basico do Estado de Sao Paulo	37,000	548,155
Companhia de Saneamento de Minas Gerais — Copasa MG *	17,300	225,576
EDP — Energias do Brasil S.A.	23,100	318,885

		1,226,993

		3,408,509

Canada 5.3%
Banks 0.5%
National Bank of Canada	30,400	1,404,806
Capital Goods 0.1%
SNC-Lavalin Group, Inc.	3,700	136,307
Commercial & Professional Supplies 0.1%
Stantec, Inc. *	9,300	223,795
Consumer Services 0.0%
Tim Hortons, Inc.	2,500	61,084
Energy 0.6%
Advantage Energy Income Fund	20,200	85,097
AltaGas Income Trust	10,300	142,127
Mullen Group Ltd.	29,000	312,402
Penn West Energy Trust	52,700	671,011
Provident Energy Trust	81,200	406,297
Savanna Energy Services Corp.	21,500	112,569

		1,729,503
Food & Staples Retailing 1.0%
Alimentation Couche Tard, Inc., Class B	47,500	574,582
Empire Co., Ltd, Class A	13,400	487,315
George Weston Ltd.	14,900	747,338
Loblaw Cos., Ltd.	11,670	348,650
Metro, Inc., Class A	20,300	663,548

		2,821,433
Food, Beverage & Tobacco 0.0%
Maple Leaf Foods, Inc.	900	6,763
Insurance 0.3%
Power Corp. of Canada	28,900	666,875
Materials 1.2%
Agnico-Eagle Mines Ltd.	8,200	431,943
Canfor Corp. *	42,370	182,194
IAMGOLD Corp.	44,120	446,833
Inmet Mining Corp.	15,140	555,409
Sino-Forest Corp. *	22,300	237,734
West Fraser Timber Co., Ltd.	15,900	320,419
Yamana Gold, Inc.	141,900	1,261,442

		3,435,974
Media 0.3%
Astral Media, Inc.	1,010	25,824
Corus Entertainment, Inc., Class B	9,900	126,394
Quebecor, Inc., Class B	24,500	417,057
Shaw Communications, Inc., Class B	8,700	146,452
Yellow Pages Income Fund	48,300	222,160

		937,887
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Biovail Corp.	41,500	557,306
Retailing 0.2%
Canadian Tire Corp., Ltd., Class A	5,970	282,294
RONA, Inc. *	29,600	324,463

		606,757
Software & Services 0.3%
CGI Group, Inc., Class A *	90,400	803,625

2

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

MacDonald, Dettwiler & Associates Ltd. *	200	4,556

		808,181
Technology Hardware & Equipment 0.1%
Celestica, Inc. *	55,610	376,741
Transportation 0.1%
Canadian Pacific Railway Ltd.	6,600	263,172
Utilities 0.3%
ATCO Ltd., Class I	22,900	774,719

		14,811,303

Cayman Islands 0.7%
Consumer Durables & Apparel 0.1%
Shenzhou International Group	539,000	242,087
Food, Beverage & Tobacco 0.5%
Chaoda Modern Agriculture Holdings Ltd.	938,608	548,876
Tingyi (Cayman Islands) Holding Corp.	468,000	770,419

		1,319,295
Retailing 0.0%
Belle International Holdings Ltd.	46,000	40,243
Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	13,000	31,871
Telecommunication Services 0.1%
Hutchison Telecommunications International Ltd.	1,007,000	233,922

		1,867,418

Chile 0.6%
Food, Beverage & Tobacco 0.1%
Compania Cervecerias Unidas S.A.	1,000	7,126
Compania Cervecerias Unidas S.A. ADR	4,127	144,445
Embotelladora Andina S.A. Series A ADR	1,817	26,801

		178,372
Transportation 0.2%
Lan Airlines S.A. ADR	46,200	555,786
Utilities 0.3%
Enersis S.A. ADR	46,500	858,855

		1,593,013

China 1.6%
Automobiles & Components 0.4%
Dongfeng Motor Group Co., Ltd., Class H	1,229,000	1,030,837
Jiangling Motors Corp., Ltd. Class B	217,699	245,815

		1,276,652
Capital Goods 0.1%
China Communications Construction Co., Ltd., Class H	138,000	159,996
Consumer Durables & Apparel 0.0%
Weiqiao Textile Co., Ltd., Class H	55,000	28,326
Energy 0.4%
Yanzhou Coal Mining Co., Ltd., Class H	828,000	1,135,425
Materials 0.5%
China Bluechemical Ltd., Class H	834,000	435,722
Shandong Chenming Paper Holdings, Ltd., Class B	1,197,700	796,940
Zijin Mining Group Co., Ltd. Class H	136,000	122,392

		1,355,054
Transportation 0.2%
Guangshen Railway Co., Ltd., Class H	804,000	378,615
Zhejiang Expressway Co., Ltd., Class H	356,000	281,064

		659,679

		4,615,132

Columbia 0.1%
Banks 0.1%
Bancolombia S.A. ADR	7,200	219,600

Denmark 1.0%
Banks 0.1%
Sydbank A/S *	16,904	389,593
Food, Beverage & Tobacco 0.6%
Carlsberg A/S, Class B	12,800	821,126
Danisco A/S	19,198	752,292

		1,573,418
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
H. Lundbeck A/S	40,600	772,442

		2,735,453

Egypt 0.3%
Telecommunication Services 0.3%
Egyptian Co. for Mobile Services	21,000	727,253
Telecom Egypt	5,000	14,059

		741,312

Finland 1.1%
Capital Goods 0.4%
Wartsila Corp. Oyj	36,400	1,175,317
Insurance 0.2%
Sampo Oyj, Class A	23,100	436,771
Materials 0.5%
Huhtamaki Oyj	40,000	413,172

3

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Stora Enso Oyj, Class R *	183,147	968,761
UPM-Kymmene Oyj	6,430	56,114

		1,438,047

		3,050,135

France 3.3%
Capital Goods 0.2%
Nexans S.A.	600	32,046
Zodiac Aerospace	19,000	619,810

		651,856
Commercial & Professional Supplies 0.0%
Societe BIC S.A.	1,015	58,443
Consumer Durables & Apparel 0.4%
Christian Dior S.A.	5,200	389,525
Nexity	26,803	804,136

		1,193,661
Consumer Services 0.2%
Sodexo	13,500	695,083
Media 0.7%
M6 Metropole Television	42,974	815,014
Publicis Groupe	40,500	1,239,889

		2,054,903
Retailing 0.3%
PPR	8,800	721,395
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics N.V.	134,761	1,015,884
Software & Services 0.7%
Atos Origin S.A. *	28,500	970,460
Cap Gemini	27,600	1,021,457

		1,991,917
Transportation 0.4%
Air France-KLM	78,000	1,000,373

		9,383,515

Germany 1.2%
Capital Goods 0.3%
Bilfinger Berger AG	15,959	742,887
Consumer Services 0.2%
TUI AG *	80,000	590,657
Food, Beverage & Tobacco 0.4%
Suedzucker AG	52,200	1,057,981
Software & Services 0.2%
Software AG	9,000	638,434
Transportation 0.1%
Deutsche Lufthansa AG — Reg’d	18,428	231,430

		3,261,389

Greece 0.3%
Consumer Services 0.2%
OPAP S.A.	18,190	485,035
Food, Beverage & Tobacco 0.1%
Coca-Cola Hellenic Bottling Co., S.A.	13,869	285,851

		770,886

Hong Kong 1.6%
Banks 0.2%
Industrial & Commercial Bank of China (Asia) Ltd.	135,000	243,740
The Bank of East Asia Ltd.	112,360	340,517

		584,257
Capital Goods 0.2%
NWS Holdings Ltd.	21,000	37,813
Shanghai Industrial Holdings Ltd.	135,000	541,542

		579,355
Diversified Financials 0.0%
Guoco Group Ltd.	6,000	51,693
Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd.	279,000	173,094
Materials 0.1%
Fosun International	326,000	201,440
Media 0.1%
Television Broadcasts Ltd.	66,000	264,325
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
China Pharmaceutical Group Ltd.	684,000	350,664
Real Estate 0.4%
China Overseas Land & Investment Ltd.	182,000	420,054
New World Development Co., Ltd.	31,000	55,801
SEA Holdings Ltd.	4,000	1,677
The Wharf (Holdings) Ltd.	188,000	792,659

		1,270,191
Technology Hardware & Equipment 0.0%
VTech Holdings Ltd.	2,000	13,621
Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	411,000	252,720
Utilities 0.3%
China Resources Power Holdings Co., Ltd.	20,000	44,235
Guangdong Investment Ltd.	1,614,000	792,380

		836,615

		4,577,975

4

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Hungary 0.3%
Telecommunication Services 0.3%
Magyar Telekom Telecommunications plc	294,000	868,179

India 3.1%
Automobiles & Components 0.1%
Hero Honda Motors Ltd.	1,700	49,479
Maruti Suzuki India Ltd.	9,350	208,902

		258,381
Banks 1.3%
Bank of Baroda	34,340	319,801
Bank of India	45,990	339,023
Bank of Maharashtra Ltd.	237,160	197,804
Corporation Bank	11,060	76,226
Dena Bank Ltd.	128,902	149,707
HDFC Bank Ltd.	4,160	130,345
Housing Development Finance Corp., Ltd.	11,730	575,089
ICICI Bank Ltd.	23,763	357,972
IDBI Bank Ltd.	145,759	335,958
Indian Bank	40,230	122,153
Syndicate Bank	230,390	340,734
Union Bank of India Ltd.	160,010	808,526

		3,753,338
Capital Goods 0.1%
Bharat Electronics Ltd.	3,547	97,000
Nava Bharat Ventures Ltd.	9,648	57,451
SKF India Ltd.	19,197	93,362

		247,813
Diversified Financials 0.1%
JM Financial Ltd.	252,852	234,698
Energy 0.0%
Cairn India Ltd. *	6,680	32,380
Indian Oil Corp., Ltd.	5,212	57,563

		89,943
Household & Personal Products 0.1%
Hindustan Unilever Ltd.	30,000	167,908
Materials 0.7%
Birla Corp., Ltd.	37,050	157,246
Grasim Industries Ltd.	2,050	98,702
Gujarat Alkalies & Chemicals Ltd.	34,950	73,039
Gujarat Fluorochemicals Ltd.	2,200	5,722
Gujarat Narmada Valley Fertilizers Co., Ltd.	80,930	149,206
Gujarat State Fertilizers & Chemicals Ltd.	37,210	135,727
Hindalco Industries Ltd.	109,322	196,327
Hindustan Zinc Ltd.	27,156	340,607
JSL Ltd.	40,260	65,360
National Aluminium Co., Ltd.	1,890	11,997
Steel Authority of India Ltd.	39,790	126,745
Sterlite Industries (India) Ltd.	17,150	218,160
Tata Steel Ltd.	7,542	61,387
Ultra Tech Cement Ltd.	17,628	253,394

		1,893,619
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Dr. Reddy’s Laboratories Ltd.	15,000	245,695
Ipca Laboratories Ltd.	6,072	64,049
Sun Pharmaceutical Industries Ltd.	9,016	204,857

		514,601
Software & Services 0.3%
HCL Technologies Ltd.	80,290	309,727
Mphasis Ltd.	73,580	592,795

		902,522
Transportation 0.0%
Container Corp. of India Ltd.	3,550	72,197
Shipping Corp. of India Ltd.	9,392	24,498

		96,695
Utilities 0.2%
GAIL India Ltd.	93,900	567,494

		8,727,012

Indonesia 0.7%
Automobiles & Components 0.1%
PT Astra International Tbk	73,000	169,493
Banks 0.5%
PT Bank Central Asia Tbk	122,000	41,817
PT Bank Mandiri	2,649,500	820,540
PT Bank Rakyat Indonesia	1,216,000	745,552

		1,607,909
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	379,000	342,481

		2,119,883

Ireland 0.3%
Food, Beverage & Tobacco 0.3%
Kerry Group plc, Class A	33,539	764,456

Israel 0.8%
Banks 0.7%
First International Bank of Israel Ltd. *	48,000	445,965
Israel Discount Bank Class A	640,000	835,312
Mizrahi Tefahot Bank Ltd. *	123,000	732,725

		2,014,002
Software & Services 0.1%
NICE Systems Ltd. *	8,912	205,185

		2,219,187

Italy 2.3%
Banks 0.7%
Banca Carige S.p.A.	263,019	722,560

5

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Banca Piccolo Credito Valtellinese Scarl	45,503	412,598
Banco Popolare Societa Cooperativa *	123,094	920,506

		2,055,664
Capital Goods 0.2%
Finmeccanica S.p.A.	43,000	606,383
Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	42,000	369,149
Consumer Services 0.1%
Autogrill S.p.A.	22,055	186,367
Insurance 0.3%
Milano Assicurazioni S.p.A.	135,751	451,347
Unipol Gruppo Finanziario S.p.A. *	401,606	471,145

		922,492
Materials 0.3%
Italcementi S.p.A.	66,000	755,689
Media 0.0%
Mondadori (Arnoldo) Editore S.p.A. *	16,333	63,212
Real Estate 0.0%
Beni Stabili S.p.A.	48,778	38,272
Telecommunication Services 0.3%
Fastweb *	30,800	722,459
Utilities 0.3%
Edison S.p.A.	516,628	743,788

		6,463,475

Japan 23.3%
Automobiles & Components 1.6%
Daihatsu Motor Co., Ltd.	28,000	260,265
Fuji Heavy Industries Ltd.	358,000	1,446,364
Mazda Motor Corp.	506,000	1,294,089
Yamaha Motor Co., Ltd.	123,900	1,376,371

		4,377,089
Banks 2.1%
Fukuoka Financial Group, Inc.	366,000	1,636,831
Sapporo Hokuyo Holdings, Inc. *	295,000	846,148
The 77 Bank Ltd.	249,000	1,449,741
The Bank of Kyoto Ltd.	151,000	1,399,582
The Nishi-Nippon City Bank Ltd.	200,000	505,268

		5,837,570
Capital Goods 0.3%
Kinden Corp.	96,000	843,583
Sojitz Corp.	24,600	53,948

		897,531
Commercial & Professional Supplies 1.0%
Dai Nippon Printing Co., Ltd.	65,000	889,971
Toppan Printing Co., Ltd.	193,000	1,944,482

		2,834,453
Consumer Durables & Apparel 0.6%
Sega Sammy Holdings, Inc.	139,100	1,763,011
Energy 0.3%
Idemitsu Kosan Co., Ltd.	500	42,836
Nippon Mining Holdings, Inc.	181,500	937,900

		980,736
Food & Staples Retailing 1.7%
Aeon Co., Ltd.	198,800	1,961,551
FamilyMart Co., Ltd.	46,300	1,454,842
Lawson, Inc.	34,400	1,514,150

		4,930,543
Food, Beverage & Tobacco 2.8%
Ajinomoto Co., Inc.	203,000	1,605,857
Asahi Breweries Ltd.	122,600	1,756,825
Kikkoman Corp.	5,000	50,072
Nippon Meat Packers, Inc.	115,000	1,447,902
Nisshin Seifun Group, Inc.	12,500	148,515
Nissin Food Products Co., Ltd.	47,300	1,430,273
Yamazaki Baking Co., Ltd.	118,000	1,332,968

		7,772,412
Health Care Equipment & Services 0.5%
Suzuken Co., Ltd.	53,900	1,561,492
Insurance 0.4%
NIPPONKOA Insurance Co., Ltd.	219,000	1,274,105
Materials 2.9%
Kaneka Corp.	214,000	1,520,603
Mitsubishi Chemical Holdings Corp.	308,500	1,304,877
Mitsui Chemicals, Inc.	429,000	1,367,538
Nippon Paper Group, Inc.	39,100	1,011,487
Sumitomo Chemical Co., Ltd.	271,000	1,218,727
Teijin Ltd.	573,000	1,841,768

		8,265,000
Media 0.9%
Dentsu, Inc.	81,400	1,708,141
Tokyo Broadcasting System Holdings, Inc.	57,000	895,680

		2,603,821
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Dainippon Sumitomo Pharma Co., Ltd.	153,500	1,339,317
Kyowa Hakko Kirin Co., Ltd.	142,000	1,602,045
Mitsubishi Tanabe Pharma Corp.	132,000	1,516,500
Ono Pharmaceutical Co., Ltd.	36,300	1,610,240
Taisho Pharmaceutical Co., Ltd.	77,000	1,457,331

		7,525,433
Retailing 0.8%
Aoyama Trading Co., Ltd.	8,400	144,979
J. Front Retailing Co., Ltd.	139,000	663,246
Marui Group Co., Ltd.	144,000	1,008,001
Takashimaya Co., Ltd.	43,000	338,465

		2,154,691

6

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Semiconductors & Semiconductor Equipment 0.5%
Rohm Co., Ltd.	13,800	1,006,544
Sumco Corp.	25,500	362,280

		1,368,824
Software & Services 1.1%
Nomura Research Institute Ltd.	69,800	1,547,273
NTT Data Corp.	14	45,191
Shimano, Inc.	37,100	1,425,411

		3,017,875
Technology Hardware & Equipment 2.0%
NEC Corp. *	337,000	1,318,202
Omron Corp.	91,300	1,322,773
Seiko Epson Corp.	94,000	1,534,055
Tdk Corp.	28,500	1,337,910

		5,512,940
Transportation 1.1%
All Nippon Airways Co., Ltd.	397,000	1,387,159
West Japan Railway Co.	500	1,653,513

		3,040,672

		65,718,198

Luxembourg 0.3%
Real Estate 0.3%
Gagfah S.A.	99,940	830,381

Malaysia 1.4%
Banks 0.8%
Bumiputra-Commerce Holdings Berhad	351,000	901,160
Hong Leong Bank Berhad	128,400	207,998
Hong Leong Financial Group Berhad	126,500	177,608
Malayan Banking Berhad	505,000	845,567

		2,132,333
Consumer Services 0.0%
Genting Berhad	65,000	104,151
Food, Beverage & Tobacco 0.1%
British American Tobacco Malaysia Berhad	4,500	57,249
IOI Corp., Berhad	89,000	119,061

		176,310
Telecommunication Services 0.1%
Telekom Malaysia Berhad	452,000	376,045
Utilities 0.4%
Tenaga Nasional Berhad	331,000	718,707
YTL Power International Berhad	518,000	317,960

		1,036,667

		3,825,506

Mexico 1.6%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	362,300	877,669
Food & Staples Retailing 0.1%
Grupo Gigante S.A.B. de C.V., Class B	71,800	72,110
Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	126,900	509,980
Embotelladoras Arca S.A.B. de C.V.	110,600	260,369
Grupo Bimbo S.A.B. de C.V., Series A	41,500	220,607
Grupo Continental S.A.B.	141,900	247,307
Grupo Modelo S.A. de C.V., Series C *	131,100	468,319

		1,706,582
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	67,600	257,961
Materials 0.4%
Grupo Mexico S.A.B. de C.V., Series B	722,100	789,645
Grupo Simec S.A. de C.V., Series B *	66,300	144,902
Industrias CH S.A., Series B *	61,300	187,602

		1,122,149
Media 0.0%
Grupo Televisa S.A.	16,300	55,393
Retailing 0.1%
Grupo Elektra, S.A. de C.V.	6,800	309,831

		4,401,695

Netherlands 1.2%
Capital Goods 0.2%
Imtech N.V.	27,726	540,580
Commercial & Professional Supplies 0.2%
Randstad Holding N.V. *	19,200	533,572
Food, Beverage & Tobacco 0.3%
Nutreco Holding N.V.	21,417	837,153
Materials 0.5%
Akzo Nobel N.V.	12,300	543,695
Koninklijke DSM N.V.	32,400	1,018,866

		1,562,561
Technology Hardware & Equipment 0.0%
Gemalto N.V. *	800	27,804

		3,501,670

7

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

New Zealand 0.2%
Materials 0.1%
Nufarm Ltd.	35,024	258,358
Utilities 0.1%
Vector Ltd.	295,600	388,881

		647,239

Northern Ireland 1.2%
Capital Goods 0.1%
Meggitt plc	64,824	169,554
Tomkins plc	14,377	35,070
Travis Perkins plc	22,012	191,627

		396,251
Commercial & Professional Supplies 0.3%
G4S plc	247,811	853,531
Consumer Durables & Apparel 0.5%
Barratt Developments plc *	130,120	316,456
Bellway plc	65,100	654,360
Persimmon plc	6,000	34,628
The Berkeley Group Holdings plc *	29,660	393,192

		1,398,636
Retailing 0.3%
DSG International plc	465,593	176,298
The Carphone Warehouse Group plc	243,011	633,162

		809,460

		3,457,878

Papua New Guinea 0.4%
Materials 0.4%
Lihir Gold Ltd. *	527,000	1,233,755

Philippines 0.0%
Telecommunication Services 0.0%
Philippine Long Distance Telephone Co.	1,000	49,586

Poland 1.1%
Banks 0.2%
Getin Holding S.A. *	341,000	676,895
Energy 0.7%
Polski Koncern Naftowy Orlen S.A.	132,000	1,098,913
Polskie Gornictwo Naftowe I Gazownictwo S.A.	646,000	826,861

		1,925,774
Telecommunication Services 0.2%
Telekomunikacja Polska S.A.	87,000	421,445

		3,024,114

Portugal 0.5%
Banks 0.3%
Banco Comercial Portugues S.A. — Reg’d	749,495	763,121
Utilities 0.2%
Redes Energeticas Nacionais S.A.	149,578	641,023

		1,404,144

Republic of Korea 4.9%
Automobiles & Components 0.2%
Hyundai Mobis	5,800	505,332
Banks 0.0%
Hana Financial Group, Inc.	1,290	27,482
Capital Goods 0.8%
Hyundai Engineering & Construction Co., Ltd.	21,950	914,848
LG Corp.	17,910	851,434
Samsung C&T Corp.	5,810	194,728
Samsung Heavy Industries Co., Ltd.	7,160	161,721
SK Holdings Co., Ltd.	1,090	90,603

		2,213,334
Consumer Services 0.3%
Kangwon Land, Inc.	62,830	800,054
Diversified Financials 0.1%
Shinyoung Securities Co., Ltd.	3,590	118,106
Woori Investment & Securities Co., Ltd.	17,170	200,636

		318,742
Energy 0.2%
GS Holdings Corp.	22,900	534,529
SK Energy Co., Ltd.	2,669	213,489

		748,018
Food & Staples Retailing 0.1%
Shinsegae Co., Ltd.	660	260,815
Food, Beverage & Tobacco 0.3%
KT&G Corp.	15,250	860,511
Household & Personal Products 0.1%
Pacific Corp.	3,140	287,654
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	5,320	782,132
Materials 0.8%
KISWIRE Ltd.	3,610	125,990
Korea Zinc Co., Ltd.	6,700	724,466
LG Chem Ltd.	11,485	1,251,647
SeAH Holdings Corp.	1,155	57,442

		2,159,545

8

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Retailing 0.8%
GS Home Shopping, Inc.	2,760	140,459
Hyundai Department Store Co., Ltd.	8,390	587,978
Lotte Shopping Co., Ltd	7,100	1,454,471

		2,182,908
Semiconductors & Semiconductor Equipment 0.1%
Hynix Semiconductor, Inc. *	18,610	197,742
Software & Services 0.2%
NHN Corp. *	3,780	521,049
Telecommunication Services 0.5%
KT Corp.	41,368	1,193,434
LG Telecom Ltd.	59,940	376,469

		1,569,903
Transportation 0.1%
Korea Express Co., Ltd. *	4,130	264,124

		13,699,345

Russia 1.2%
Energy 0.6%
Tatneft GDR — Reg’d	65,200	1,597,400
Telecommunication Services 0.6%
Sistema JSFC GDR *	146,540	1,774,268

		3,371,668

Singapore 1.3%
Capital Goods 0.6%
Fraser & Neave Ltd. (a)	265,000	742,064
SembCorp Industries Ltd.	406,000	841,912
Singapore Technologies Engineering Ltd.	67,000	112,894

		1,696,870
Diversified Financials 0.0%
Singapore Exchange Ltd.	7,000	34,088
Real Estate 0.2%
Singapore Land Ltd.	21,000	77,406
UOL Group Ltd.	243,000	551,380

		628,786
Retailing 0.2%
Jardine Cycle & Carriage Ltd.	30,000	395,974
Transportation 0.3%
ComfortDelGro Corp., Ltd.	435,000	383,208
SIA Engineering Co., Ltd.	8,000	15,429
Singapore Airlines Ltd.	55,000	503,535

		902,172

		3,657,890

South Africa 3.1%
Banks 0.1%
Nedbank Group Ltd.	18,000	229,179
Capital Goods 0.4%
Aveng Ltd.	244,593	1,110,331
Consumer Durables & Apparel 0.3%
Steinhoff International Holdings Ltd.	486,000	843,996
Diversified Financials 0.3%
Investec Ltd.	153,735	845,711
Health Care Equipment & Services 0.2%
Medi-Clinic Corp., Ltd.	275,000	688,375
Insurance 0.3%
Sanlam Ltd.	414,564	929,502
Materials 1.2%
Gold Fields Ltd.	164,000	1,980,901
Harmony Gold Mining Co., Ltd. *	129,000	1,331,984

		3,312,885
Retailing 0.3%
Imperial Holdings Ltd.	100,000	757,704

		8,717,683

Spain 0.6%
Capital Goods 0.3%
Construcciones y Auxiliar de Ferrocarriles S.A.	485	217,823
Fomento de Construcciones y Contratas S.A.	13,488	554,980

		772,803
Insurance 0.3%
Grupo Catalana Occidente S.A.	7,564	138,330
Mapfre S.A.	204,000	666,495

		804,825

		1,577,628

Sweden 1.5%
Capital Goods 0.2%
Assa Abloy AB, Class B	30,517	426,713
NCC AB, B Shares	8,139	70,851

		497,564
Commercial & Professional Supplies 0.3%
Securitas AB, B Shares	96,000	817,527
Materials 0.7%
Boliden AB	66,000	500,612
Svenska Cellulosa AB, A Shares	10,000	107,847
Svenska Cellulosa AB, B Shares	139,961	1,473,567

		2,082,026
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Meda AB, A Shares	128,697	886,737

		4,283,854

9

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Switzerland 1.9%
Banks 0.3%
Banque Cantonale Vaudoise — Reg’d	2,640	832,952
Capital Goods 0.4%
Sulzer AG — Reg’d	15,104	959,771
Commercial & Professional Supplies 0.5%
Adecco S.A. — Reg’d	35,600	1,487,979
Diversified Financials 0.0%
EFG International AG	9,286	100,571
Insurance 0.5%
Baloise Holding AG — Reg’d	11,457	851,981
Helvetia Holding AG — Reg’d	2,400	637,334

		1,489,315
Materials 0.2%
Clariant AG — Reg’d *	92,000	582,642

		5,453,230

Taiwan 4.6%
Banks 0.3%
Mega Financial Holding Co., Ltd.	85,000	38,864
Taishin Financial Holding Co., Ltd.	293,000	109,207
Taiwan Cooperative Bank	1,418,278	813,544

		961,615
Capital Goods 0.5%
CTCI Corp.	239,000	210,689
Far Eastern Textile Ltd.	1,135,091	1,307,496

		1,518,185
Diversified Financials 0.3%
China Bills Finance Corp. *	705,000	213,372
Fubon Financial Holding Co., Ltd.	558,000	519,139

		732,511
Materials 0.3%
Formosa Chemicals & Fibre Corp.	184,000	276,178
Formosa Plastics Corp.	300,000	533,623

		809,801
Semiconductors & Semiconductor Equipment 0.8%
Macronix International Co., Ltd.	796,000	359,320
MediaTek, Inc.	72,000	854,816
Siliconware Precision Industries Co.	24,000	27,769
United Microelectronics Corp.	3,230,000	1,088,320

		2,330,225
Technology Hardware & Equipment 2.1%
Acer, Inc.	156,382	270,692
Asustek Computer, Inc.	270,864	350,155
AU Optronics Corp.	456,163	440,343
Compal Electronics, Inc.	1,378,847	1,115,148
Delta Electronics, Inc.	32,000	72,417
Gigabyte Technology Co., Ltd.	257,000	149,199
HTC Corp.	49,000	688,549
Inventec Co., Ltd.	116,000	66,700
Lite-On Technology Corp.	726,397	629,550
Quanta Computer, Inc.	667,836	1,073,158
Universal Scientific Industrial Co., Ltd.	375,000	134,296
Wistron Corp.	422,000	696,711
Yageo Corp.	1,054,000	212,165

		5,899,083
Telecommunication Services 0.3%
Far EasTone Telecommunications Co., Ltd.	662,544	774,729
Taiwan Mobile Co., Ltd.	21,000	35,792

		810,521

		13,061,941

Thailand 0.4%
Banks 0.3%
Bangkok Bank Public Co., Ltd. NVDR	245,000	772,854
Diversified Financials 0.1%
Thanachart Capital Public Co., Ltd. NVDR	471,000	188,753
Energy 0.0%
Banpu Public Co., Ltd. — Reg’d	7,000	69,031
Food, Beverage & Tobacco 0.0%
Thai Beverage Public Co., Ltd.	794,000	117,775

		1,148,413

Turkey 1.0%
Diversified Financials 0.3%
Haci Omer Sabanci Holding A/S	363,111	963,853
Energy 0.4%
Petrol Ofisi A/S *	310,769	1,033,029
Transportation 0.3%
Turk Hava Yollari Anonim Ortakligi	480,000	718,216

		2,715,098

United Kingdom 8.2%
Capital Goods 0.6%
Balfour Beatty plc	146,000	743,986
Carillion plc	140,000	582,124
Qinetiq Group plc	189,000	447,075

		1,773,185
Consumer Services 0.7%
Compass Group plc	139,544	787,685
Millennium & Copthorne Hotels plc	16,359	63,779
Thomas Cook Group plc	308,000	1,043,644

		1,895,108
Diversified Financials 0.5%
Close Brothers Group plc	36,000	389,816

10

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Investec plc	178,000	958,913

		1,348,729
Food & Staples Retailing 0.3%
J Sainsbury plc	182,000	939,892
Food, Beverage & Tobacco 0.2%
Associated British Foods plc	51,991	654,997
Insurance 1.5%
Amlin plc	144,000	717,893
Brit Insurance Holdings plc	156,000	485,469
Friends Provident Group plc	648,000	700,743
Legal & General Group plc	450,000	420,907
Old Mutual plc	517,662	691,322
RSA Insurance Group plc	601,320	1,194,015

		4,210,349
Materials 0.3%
Mondi plc	122,000	416,154
Randgold Resources Ltd.	5,200	335,114

		751,268
Media 0.7%
Aegis Group plc	353,755	538,035
Pearson plc	80,000	805,623
WPP plc	89,505	595,208

		1,938,866
Real Estate 0.2%
Derwent London plc	31,800	489,805
Retailing 1.7%
Home Retail Group plc	316,000	1,356,468
Kingfisher plc	664,728	1,950,219
Marks & Spencer Group plc	70,394	354,970
Next plc	45,854	1,110,967

		4,772,624
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	290,844	573,972
Software & Services 0.9%
Dimension Data Holdings plc	423,000	415,015
Logica plc	230,662	300,500
The Sage Group plc	645,000	1,895,113

		2,610,628
Transportation 0.4%
Arriva plc	107,200	717,537
easyJet plc *	116,000	517,331

		1,234,868

		23,194,291

Total Common Stock (Cost $259,688,616)		265,302,019

Preferred Stock 2.7% of net assets

Brazil 2.7%
All America Latina Logistica	11,728	11,492
Brasil Telecom Participacoes S.A.	27,000	210,957
Brasil Telecom S.A.	68,900	458,864
Centrais Eletricas de Santa Catarina S.A., Class B	7,200	117,103
Companhia de Transmissao de Energia Eletrica Paulista	8,000	196,336
Companhia Energetica de Minas Gerais	42,000	564,787
Companhia Paranaense de Energia-Copel, Class B	36,000	501,557
Fertilizantes Fosfatados S.A.	51,600	393,682
Gerdau S.A.	125,000	1,307,732
Tele Norte Leste Participacoes S.A.	57,500	918,474
Telecomunicacoes de Sao Paulo S.A.	22,100	494,557
Telemar Norte Leste S.A., Class A	15,000	417,198
Usinas Siderurgicas de Minas Gerais S.A., Class A	54,500	1,157,308
Vivo Participacoes S.A.	37,800	719,927

Total Preferred Stock (Cost $6,661,511)		7,469,974

Rights 0.0% of net assets

Hong Kong 0.0%
China Resources Power Holdings Co., Ltd. *	2,000	836

Total Rights (Cost $—)		836

Other Investment Company 2.4% of net assets

United States 2.4%
State Street Institutional Liquid Reserves Fund — Institutional Class	6,735,589	6,735,589

Total Other Investment Company (Cost $6,735,589)		6,735,589

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $277,538,636 and the unrealized appreciation and depreciation were $26,975,152 and ($25,005,370), respectively, with a net unrealized appreciation of $1,969,782.
At 06/30/09, the values of certain foreign securities held by the fund aggregating $237,840,010 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

11

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
Reg’d — Registered
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

12

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$226,228,910	$—	$226,228,910
Argentina — (a)	422,107	—	—	422,107
Brazil — (a)	3,408,509	—	—	3,408,509
Canada — (a)	14,811,303	—	—	14,811,303
Chile — (a)	1,593,013	—	—	1,593,013
Columbia — (a)	219,600	—	—	219,600
Hong Kong
Real Estate	1,677	1,268,514	—	1,270,191
India
Banks	130,345	3,622,993	—	3,753,338
Mexico — (a)	4,401,695	—	—	4,401,695
Russia	1,597,400	—	—	1,597,400
Singapore
Capital Goods	—	954,806	742,064	1,696,870
Taiwan
Technology Hardware & Equipment	134,296	5,764,787	—	5,899,083
Preferred Stock — (a)	7,469,974	—	—	7,469,974
Rights — (a)	836	—	—	836
Other Investment Company	6,735,589	—	—	6,735,589

Total	$40,926,344	$237,840,010	$742,064	$279,508,418

(a)	as categorized in Portfolio Holdings

13

Laudus Rosenberg International Discovery Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

				Change in			Net	Net
	Balance as	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as
	of March	Discounts	Gain	Appreciation	Net		into	out of	of June
Investments in Securities	31, 2009	(Premiums)	(Loss)	(Depreciation)	Purchases	Net Sales	Level 3	Level 3	30, 2009

Common Stock
Republic of Korea
Materials	$825,415	$—	$7	$544,358	$—	($118,133)	$—	($1,251,647)	$—
Singapore
Capital Goods	—	—	—	297,187	68,389	—	376,488	—	742,064
Rights
Finland	5,566	—	(4,040)	(5,566)	10,517	(6,477)	—	—	—
Malaysia	69,818	—	65,154	(69,818)	—	(65,154)	—	—	—

Total	$900,799	$—	$61,121	$766,161	$78,906	($189,764)	$376,488	($1,251,647)	$742,064

REG46274JUN09 — 00

14

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Value FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	21,368,255	20,877,133
1.0%	Other Investment Company	215,732	215,732

100.4%	Total Investments	21,583,987	21,092,865
(0.4)%	Other Assets and Liabilities, Net		(93,530)

100.0%	Net Assets		20,999,335

	Number of	Value
Security	Shares	($)

Common Stock 99.4% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	36,580	222,041

Banks 9.1%
BB&T Corp.	11,600	254,968
First Citizens BancShares, Inc., Class A	200	26,730
Hudson City Bancorp, Inc.	7,500	99,675
M&T Bank Corp.	120	6,112
New York Community Bancorp, Inc.	100	1,069
PNC Financial Services Group, Inc.	5,400	209,574
U.S. Bancorp	18,120	324,710
Wells Fargo & Co.	40,620	985,441

		1,908,279

Capital Goods 4.5%
Aecom Technology Corp. *	700	22,400
Armstrong World Industries, Inc. *	500	8,245
Crane Co.	540	12,047
GATX Corp.	900	23,148
General Dynamics Corp.	1,500	83,085
General Electric Co.	35,400	414,888
Hubbell, Inc., Class B	100	3,206
KBR, Inc.	800	14,752
L-3 Communications Holdings, Inc.	700	48,566
Raytheon Co.	4,820	214,153
Trinity Industries, Inc.	1,900	25,878
URS Corp. *	1,600	79,232

		949,600

Commercial & Professional Supplies 0.4%
Waste Management, Inc.	3,400	95,744

Consumer Durables & Apparel 0.7%
Jarden Corp. *	1,870	35,062
Mattel, Inc.	6,700	107,535
Phillips-Van Heusen Corp.	200	5,738
The Stanley Works	200	6,768

		155,103

Consumer Services 0.1%
Career Education Corp. *	200	4,978
Service Corp. International	1,100	6,028

		11,006

Diversified Financials 7.1%
American Express Co.	600	13,944
Ameriprise Financial, Inc.	4,700	114,069
Bank of America Corp.	24,300	320,760
Bank of New York Mellon Corp.	12,200	357,582
Investment Technology Group, Inc. *	200	4,078
JPMorgan Chase & Co.	12,800	436,608
The Goldman Sachs Group, Inc.	1,600	235,904

		1,482,945

Energy 9.8%
Chevron Corp.	7,000	463,750
ConocoPhillips	5,500	231,330
ENSCO International, Inc.	800	27,896
Exxon Mobil Corp.	13,600	950,776
Overseas Shipholding Group, Inc.	200	6,808
Pride International, Inc. *	734	18,394
Rowan Cos., Inc.	1,500	28,980
SEACOR Holdings, Inc. *	500	37,620
Tidewater, Inc.	1,200	51,444
XTO Energy, Inc.	6,200	236,468

		2,053,466

Food & Staples Retailing 3.3%
BJ’s Wholesale Club, Inc. *	1,300	41,899
CVS Caremark Corp.	9,200	293,204
Safeway, Inc.	600	12,222
Wal-Mart Stores, Inc.	6,100	295,484
Walgreen Co.	1,600	47,040

		689,849

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	4,900	80,311
Campbell Soup Co.	2,100	61,782
ConAgra Foods, Inc.	6,880	131,133
Dean Foods Co. *	1,100	21,109
Del Monte Foods Co.	4,400	41,272
Dr. Pepper Snapple Group, Inc. *	5,500	116,545
General Mills, Inc.	3,000	168,060
Kraft Foods, Inc., Class A	11,400	288,876
Lorillard, Inc.	1,600	108,432
Molson Coors Brewing Co., Class B	200	8,466
PepsiAmericas, Inc.	1,300	34,853

1

Laudus Rosenberg U.S. Large Capitalization Value Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Sara Lee Corp.	12,800	124,928
The Pepsi Bottling Group, Inc.	2,800	94,752
Tyson Foods, Inc., Class A	200	2,522

		1,283,041

Health Care Equipment & Services 5.4%
Beckman Coulter, Inc.	500	28,570
CIGNA Corp.	5,200	125,268
Health Management Associates, Inc., Class A *	2,000	9,880
Health Net, Inc. *	1,100	17,105
Humana, Inc. *	1,580	50,971
Inverness Medical Innovations, Inc. *	900	32,022
LifePoint Hospitals, Inc. *	1,300	34,125
McKesson Corp.	1,700	74,800
Omnicare, Inc.	2,230	57,444
Teleflex, Inc.	1,000	44,830
The Cooper Cos., Inc.	1,100	27,203
UnitedHealth Group, Inc.	11,300	282,274
WellPoint, Inc. *	6,800	346,052

		1,130,544

Household & Personal Products 3.2%
Kimberly-Clark Corp.	4,400	230,692
The Clorox Co.	1,900	106,077
The Procter & Gamble Co.	6,400	327,040

		663,809

Insurance 5.8%
Allied World Assurance Co. Holdings Ltd.	1,100	44,913
American Financial Group, Inc.	1,900	41,002
Arch Capital Group Ltd. *	1,100	64,438
Endurance Specialty Holdings Ltd.	1,200	35,160
Everest Re Group Ltd.	1,300	93,041
First American Corp.	1,100	28,501
HCC Insurance Holdings, Inc.	2,500	60,025
PartnerRe Ltd.	1,100	71,445
Principal Financial Group, Inc.	5,700	107,388
Prudential Financial, Inc.	6,200	230,764
Reinsurance Group of America, Inc.	600	20,946
The Travelers Cos., Inc.	7,600	311,904
Unum Group	7,100	112,606

		1,222,133

Materials 2.7%
Bemis Co., Inc.	2,200	55,440
FMC Corp.	1,000	47,300
Owens-Illinois, Inc. *	2,700	75,627
Pactiv Corp. *	3,000	65,100
PPG Industries, Inc.	3,000	131,700
Sealed Air Corp.	3,400	62,730
The Lubrizol Corp.	1,310	61,976
The Scotts Miracle-Gro Co., Class A	300	10,515
The Valspar Corp.	2,300	51,819

		562,207

Media 2.1%
Discovery Communications, Inc., Series A *	5,500	124,025
The Walt Disney Co.	13,000	303,290
Viacom, Inc., Class B *	1,000	22,700

		450,015

Pharmaceuticals, Biotechnology & Life Sciences 11.8%
Amgen, Inc. *	8,300	439,402
Bristol-Myers Squibb Co.	3,900	79,209
Johnson & Johnson	7,000	397,600
King Pharmaceuticals, Inc. *	5,450	52,483
Life Technologies Corp. *	1,100	45,892
Merck & Co., Inc.	12,410	346,984
Mylan, Inc. *	5,380	70,209
PerkinElmer, Inc.	1,500	26,100
Pfizer, Inc.	53,950	809,250
Watson Pharmaceuticals, Inc. *	1,200	40,428
Wyeth	3,600	163,404

		2,470,961

Real Estate 0.1%
Hospitality Properties Trust	2,200	26,158

Retailing 4.9%
AutoNation, Inc. *	2,600	45,110
Barnes & Noble, Inc.	900	18,567
Expedia, Inc. *	3,250	49,108
Family Dollar Stores, Inc.	2,700	76,410
Kohl’s Corp. *	1,500	64,125
Limited Brands, Inc.	2,500	29,925
Lowe’s Cos., Inc.	18,400	357,144
O’Reilly Automotive, Inc. *	1,900	72,352
RadioShack Corp.	2,800	39,088
Staples, Inc.	2,450	49,416
Target Corp.	1,300	51,311
The Gap, Inc.	4,800	78,720
The Home Depot, Inc.	4,600	108,698

		1,039,974

Semiconductors & Semiconductor Equipment 0.8%
Advanced Micro Devices, Inc. *	13,200	51,084
Atmel Corp. *	3,900	14,547
Cree, Inc. *	1,300	38,207
Micron Technology, Inc. *	14,200	71,852

		175,690

Software & Services 2.3%
Affiliated Computer Services, Inc., Class A *	1,400	62,188
Amdocs Ltd. *	2,500	53,625
CA, Inc.	4,400	76,692
Computer Sciences Corp. *	3,100	137,330
Compuware Corp. *	2,400	16,464
Convergys Corp. *	2,800	25,984
McAfee, Inc. *	700	29,533
Novell, Inc. *	4,000	18,120
Synopsys, Inc. *	3,200	62,432

		482,368

2

Laudus Rosenberg U.S. Large Capitalization Value Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Technology Hardware & Equipment 2.3%
Avnet, Inc. *	2,000	42,060
Brocade Communications Systems, Inc. *	7,600	59,432
International Business Machines Corp.	800	83,536
Lexmark International, Inc., Class A *	1,800	28,530
Motorola, Inc.	31,360	207,917
QLogic Corp. *	2,700	34,236
Tech Data Corp. *	1,000	32,710

		488,421

Telecommunication Services 8.4%
AT&T, Inc.	35,600	884,304
CenturyTel, Inc.	2,300	70,610
Embarq Corp.	700	29,442
Qwest Communications International, Inc.	15,647	64,935
Verizon Communications, Inc.	23,010	707,097

		1,756,388

Transportation 0.2%
Copa Holdings S.A., Class A	300	12,246
Norfolk Southern Corp.	707	26,633

		38,879

Utilities 7.2%
American Electric Power Co., Inc.	2,300	66,447
Atmos Energy Corp.	2,100	52,584
CMS Energy Corp.	4,500	54,360
Consolidated Edison, Inc.	4,500	168,390
DTE Energy Co.	3,200	102,400
Duke Energy Corp.	18,600	271,374
NiSource, Inc.	5,600	65,296
Northeast Utilities	3,570	79,647
OGE Energy Corp.	1,900	53,808
ONEOK, Inc.	2,200	64,878
PG&E Corp.	6,200	238,328
Progress Energy, Inc.	1,700	64,311
SCANA Corp.	2,300	74,681
Xcel Energy, Inc.	8,800	162,008

		1,518,512

Total Common Stock (Cost $21,368,255)		20,877,133

Other Investment Company 1.0% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	215,732	215,732

Total Other Investment Company (Cost $215,732)		215,732

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $21,942,069 and the unrealized appreciation and depreciation were $546,285 and ($1,395,489), respectively, with a net unrealized depreciation of ($849,204).

*	Non-income producing security.

3

Laudus Rosenberg U.S. Large Capitalization Value Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$20,877,133	$—	$—	$20,877,133
Other Investment Company	215,732	—	—	215,732

Total	$21,092,865	$—	$—	$21,092,865

(a)	as categorized in Portfolio Holdings
REG46268JUN09 — 00

4

Laudus Trust
Laudus Rosenberg U.S. Large Capitalization Fund
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	96,451,847	98,748,852
0.7%	Other Investment Company	730,002	730,002

100.2%	Total Investments	97,181,849	99,478,854
(0.2)%	Other Assets and Liabilities, Net		(226,715)

100.0%	Net Assets		99,252,139

	Number of	Value
Security	Shares	($)

Common Stock 99.5% of net assets

Banks 3.4%
BB&T Corp.	6,600	145,068
Hudson City Bancorp, Inc.	22,300	296,367
M&T Bank Corp.	510	25,974
New York Community Bancorp, Inc.	37,400	399,806
PNC Financial Services Group, Inc.	10,020	388,876
Regions Financial Corp.	11,220	45,329
U.S. Bancorp	41,100	736,512
Wells Fargo & Co.	54,130	1,313,194

		3,351,126

Capital Goods 7.3%
General Dynamics Corp.	32,400	1,794,636
General Electric Co.	550	6,446
Goodrich Corp.	13,200	659,604
L-3 Communications Holdings, Inc.	12,500	867,250
Lockheed Martin Corp.	11,218	904,732
Raytheon Co.	35,400	1,572,822
Rockwell Collins, Inc.	16,800	701,064
URS Corp. *	7,500	371,400
W.W. Grainger, Inc.	4,741	388,193

		7,266,147

Commercial & Professional Supplies 1.2%
Cintas	450	10,278
Manpower, Inc.	8,700	368,358
Pitney Bowes, Inc.	6,400	140,352
Waste Management, Inc.	25,100	706,816

		1,225,804

Consumer Durables & Apparel 1.2%
Coach, Inc.	32,900	884,352
Hasbro, Inc.	13,600	329,664

		1,214,016

Consumer Services 2.4%
Brinker International, Inc.	11,000	187,330
Darden Restaurants, Inc.	10,500	346,290
McDonald’s Corp.	6,500	373,685
MGM Mirage *	1,870	11,949
Yum! Brands, Inc.	43,000	1,433,620

		2,352,874

Diversified Financials 4.1%
American Express Co.	9,900	230,076
Ameriprise Financial, Inc.	23,300	565,491
Bank of America Corp.	20,400	269,280
JPMorgan Chase & Co.	60,320	2,057,515
Morgan Stanley	9,272	264,345
The Goldman Sachs Group, Inc.	2,740	403,985
The Nasdaq OMX Group, Inc. *	11,960	254,868

		4,045,560

Energy 6.0%
Chevron Corp.	15,000	993,750
ConocoPhillips	7,100	298,626
Diamond Offshore Drilling, Inc.	6,800	564,740
Exxon Mobil Corp.	45,920	3,210,267
Occidental Petroleum Corp.	3,100	204,011
Plains Exploration & Production Co. *	12,430	340,085
Southwestern Energy Co. *	8,970	348,485

		5,959,964

Food & Staples Retailing 5.1%
CVS Caremark Corp.	61,350	1,955,224
Safeway, Inc.	44,500	906,465
Sysco Corp.	9,000	202,320
Wal-Mart Stores, Inc.	41,590	2,014,620

		5,078,629

Food, Beverage & Tobacco 8.8%
Altria Group, Inc.	21,000	344,190
ConAgra Foods, Inc.	46,300	882,478
Del Monte Foods Co.	15,010	140,794
Kellogg Co.	23,200	1,080,424
Kraft Foods, Inc., Class A	3,641	92,263
Lorillard, Inc.	6,380	432,373
PepsiCo, Inc.	2,100	115,416
Philip Morris International, Inc.	90,800	3,960,696
Ralcorp Holdings, Inc. *	5,400	328,968
Sara Lee Corp.	74,200	724,192
The Pepsi Bottling Group, Inc.	11,580	391,867
Tyson Foods, Inc., Class A	20,820	262,540

		8,756,201

Health Care Equipment & Services 5.5%
Baxter International, Inc.	4,100	217,136
Beckman Coulter, Inc.	6,900	394,266
Cardinal Health, Inc.	34,300	1,047,865
Express Scripts, Inc. *	14,400	990,000
Health Net, Inc. *	11,530	179,292

1

Laudus Rosenberg U.S. Large Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Hospira, Inc. *	1,800	69,336
Humana, Inc. *	18,100	583,906
Teleflex, Inc.	2,600	116,558
WellPoint, Inc. *	37,250	1,895,652

		5,494,011

Household & Personal Products 2.5%
Colgate-Palmolive Co.	8,420	595,631
Kimberly-Clark Corp.	10,320	541,077
The Clorox Co.	14,400	803,952
The Estee Lauder Cos., Inc., Class A	9,900	323,433
The Procter & Gamble Co.	4,300	219,730

		2,483,823

Insurance 3.2%
Everest Re Group Ltd.	2,310	165,327
First American Corp.	10,200	264,282
PartnerRe Ltd.	4,270	277,337
The Travelers Cos., Inc.	47,500	1,949,400
Unum Group	35,120	557,003

		3,213,349

Materials 0.1%
Airgas, Inc.	2,120	85,924

Media 3.1%
Discovery Communications, Inc., Series A *	370	8,344
DISH Network Corp., Class A *	22,400	363,104
The Walt Disney Co.	106,300	2,479,979
The Washington Post Co., Class B	580	204,264

		3,055,691

Pharmaceuticals, Biotechnology & Life Sciences 14.6%
Amgen, Inc. *	4,112	217,689
Biogen Idec, Inc. *	1,310	59,147
Bristol-Myers Squibb Co.	123,800	2,514,378
Forest Laboratories, Inc. *	27,800	698,058
Gilead Sciences, Inc. *	38,840	1,819,266
Johnson & Johnson	80,600	4,578,080
King Pharmaceuticals, Inc. *	27,100	260,973
Life Technologies Corp. *	9,061	378,025
Merck & Co., Inc.	39,500	1,104,420
Mylan, Inc. *	27,100	353,655
Pfizer, Inc.	140,000	2,100,000
Wyeth	8,650	392,623

		14,476,314

Real Estate 0.6%
Boston Properties, Inc.	1,900	90,630
ProLogis	12,400	99,944
Public Storage	1,500	98,220
Simon Property Group, Inc.	3,520	181,034
Vornado Realty Trust	2,316	104,289

		574,117

Retailing 4.7%
Advance Auto Parts, Inc.	2,500	103,725
AutoZone, Inc. *	4,068	614,715
Barnes & Noble, Inc.	4,000	82,520
Big Lots, Inc. *	7,700	161,931
Dollar Tree, Inc. *	8,394	353,387
Expedia, Inc. *	8,790	132,817
Family Dollar Stores, Inc.	10,600	299,980
GameStop Corp., Class A *	9,900	217,899
Limited Brands, Inc.	29,500	353,115
Priceline.com, Inc. *	3,259	363,542
RadioShack Corp.	14,400	201,024
Rent-A-Center, Inc. *	6,500	115,895
Ross Stores, Inc.	2,400	92,640
The Sherwin-Williams Co.	8,000	430,000
The TJX Cos., Inc.	36,527	1,149,139

		4,672,329

Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc. *	54,600	211,302
Atmel Corp. *	38,450	143,418
Cypress Semiconductor Corp. *	15,200	139,840
Intersil Corp., Class A	7,530	94,652
LSI Corp. *	66,400	302,784
Micron Technology, Inc. *	51,820	262,209
ON Semiconductor Corp. *	42,260	289,904

		1,444,109

Software & Services 8.9%
Amdocs Ltd. *	21,300	456,885
BMC Software, Inc. *	20,100	679,179
CA, Inc.	40,500	705,915
Cadence Design Systems, Inc. *	13,870	81,833
Computer Sciences Corp. *	15,900	704,370
Convergys Corp. *	8,510	78,973
Microsoft Corp.	186,500	4,433,105
Novell, Inc. *	38,700	175,311
Oracle Corp.	35,569	761,888
Parametric Technology Corp. *	5,410	63,243
Perot Systems Corp., Class A *	5,800	83,114
Quest Software, Inc. *	4,240	59,105
Synopsys, Inc. *	15,600	304,356
Visa, Inc., Class A	3,600	224,136

		8,811,413

Technology Hardware & Equipment 10.1%
3Com Corp. *	38,900	183,219
Arris Group, Inc. *	11,900	144,704
Arrow Electronics, Inc. *	13,500	286,740
Avnet, Inc. *	16,400	344,892
Brocade Communications Systems, Inc. *	39,410	308,186
Harris Corp.	14,600	414,056
Harris Stratex Networks, Inc., Class A *	2,936	19,025
Hewlett-Packard Co.	64,910	2,508,772
Ingram Micro, Inc., Class A *	18,500	323,750
International Business Machines Corp.	41,900	4,375,198
QLogic Corp. *	3,300	41,844
QUALCOMM, Inc.	17,700	800,040

2

Laudus Rosenberg U.S. Large Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Tellabs, Inc. *	26,500	151,845
Vishay Intertechnology, Inc. *	20,500	139,195

		10,041,466

Telecommunication Services 1.4%
AT&T, Inc.	24,280	603,115
CenturyTel, Inc.	11,000	337,700
Telephone & Data Systems, Inc.	11,400	322,620
United States Cellular Corp. *	3,000	115,350

		1,378,785

Utilities 3.8%
Ameren Corp.	12,930	321,828
DTE Energy Co.	17,500	560,000
Edison International	32,800	1,031,888
NiSource, Inc.	14,820	172,801
PG&E Corp.	34,000	1,306,960
Xcel Energy, Inc.	20,300	373,723

		3,767,200

Total Common Stock (Cost $96,451,847)		98,748,852

Other Investment Company 0.7% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	730,002	730,002

Total Other Investment Company (Cost $730,002)		730,002

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $98,319,035 and the unrealized appreciation and depreciation were $4,632,381 and ($3,472,562), respectively, with a net unrealized appreciation of $1,159,819.

*	Non-income producing security.

3

Laudus Rosenberg U.S. Large Capitalization Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$98,748,852	$—	$—	$—
Other Investment Company	730,002	—	—	730,002

Total	$99,478,854	$—	$—	$99,478,854

(a)	as categorized in Portfolio Holdings
REG46266JUN09 — 00

4

Laudus Trust
Laudus Rosenberg U.S. Discovery FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

106.5%	Common Stock	438,731,608	409,897,983
0.9%	Other Investment Company	3,376,395	3,376,395

107.4%	Total Investments	442,108,003	413,274,378
(7.4)%	Other Assets and Liabilities, Net		(28,648,163)

100.0%	Net Assets		384,626,215

	Number of	Value
Security	Shares	($)

Common Stock 106.5% of net assets

Automobiles & Components 0.1%
Exide Technologies *	77,472	288,971
Spartan Motors, Inc.	17,982	203,736

		492,707

Banks 5.5%
Astoria Financial Corp.	87,288	748,931
Banco Latinoamericano de Exportaciones, S.A., Class E	52,640	654,315
BancorpSouth, Inc.	61,727	1,267,255
Bank of Hawaii Corp.	28,200	1,010,406
BOK Financial Corp.	7,699	290,021
Brookline Bancorp, Inc.	15,300	142,596
C&F Financial Corp.	330	5,280
Capitol Federal Financial	5,700	218,481
Carolina Bank Holdings, Inc. *	6,600	25,740
Cathay General Bancorp	38,030	361,665
Central Valley Community Bancorp *	2,488	12,913
Centrue Financial Corp.	6,200	27,466
Century Bancorp Inc., Class A	460	8,482
Citizens South Banking Corp.	884	4,553
City National Corp.	28,690	1,056,653
Commerce Bancshares, Inc.	59,455	1,892,453
Community Bank System, Inc.	8,470	123,323
Cullen/Frost Bankers, Inc.	35,600	1,641,872
ESB Financial Corp.	1,880	24,666
First Citizens BancShares, Inc., Class A	10,444	1,395,841
First Defiance Financial Corp.	14,270	185,510
First Federal Bancshares of Arkansas, Inc.	2,993	11,762
First Financial Bankshares, Inc.	5,100	256,836
FirstMerit Corp.	27,836	472,655
Glacier Bancorp, Inc.	34,563	510,496
Harleysville National Corp.	49,364	232,011
HF Financial Corp.	6,961	81,861
Hopfed Bancorp, Inc.	1,310	12,746
Horizon Bancorp	5,879	96,474
International Bancshares Corp.	10,428	107,513
LNB Bancorp, Inc.	4,148	26,340
LSB Financial Corp.	2,183	26,087
New York Community Bancorp, Inc.	29,570	316,103
NewAlliance Bancshares, Inc.	150,630	1,732,245
Northrim BanCorp, Inc.	2,700	37,584
OceanFirst Financial Corp.	5,249	62,831
Oriental Financial Group, Inc.	53,104	515,109
Parkvale Financial Corp.	10,039	90,251
Peoples Bancorp of North Carolina	11,044	67,921
Premier Financial Bancorp, Inc.	7,195	45,544
Prosperity Bancshares, Inc.	33,020	984,987
QCR Holdings, Inc.	3,320	33,200
Renasant Corp.	1,900	28,538
Republic Bancorp, Inc., Class A	1,800	40,662
Rurban Financial Corp.	630	4,883
Santander BanCorp *	1,000	6,960
Southern Missouri Bancorp, Inc.	4,400	43,780
Southside Bancshares, Inc.	11,282	258,019
SVB Financial Group *	16,900	460,018
TCF Financial Corp.	17,086	228,440
TF Financial Corp.	4,800	84,624
Tompkins Financial Corp.	1,700	81,515
Tree.com, Inc. *	2,039	19,574
UMB Financial Corp.	8,010	304,460
United Bancshares, Inc.	860	9,460
United Western Bancorp, Inc.	13,615	128,662
Valley National Bancorp	100,432	1,175,054
Westamerica Bancorp	15,912	789,394
Wilmington Trust Corp.	39,927	545,403
Wintrust Financial Corp.	16,353	262,956

		21,291,380

Capital Goods 8.2%
Aecom Technology Corp. *	189,000	6,048,000
Aircastle Ltd.	105,347	774,300
Beacon Roofing Supply, Inc. *	99,300	1,435,878
Crane Co.	101,500	2,264,465
EMCOR Group, Inc. *	6	121
Esterline Technologies Corp. *	20,390	551,957
Federal Signal Corp.	59,350	454,028
GATX Corp.	21,534	553,854
General Cable Corp. *	97,510	3,664,426
H&E Equipment Services, Inc. *	34,426	321,883
Interline Brands, Inc. *	34,360	470,045
KBR, Inc.	213,861	3,943,597
Lawson Products, Inc.	6,686	95,008
MFRI, Inc. *	6,320	39,058
Michael Baker Corp. *	480	20,333
Navistar International Corp. *	35,982	1,568,815
Oshkosh Corp.	44,795	651,319
Rush Enterprises, Inc., Class A *	55,035	641,158

1

Laudus Rosenberg U.S. Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Seaboard Corp.	472	529,584
SIFCO Industries, Inc. *	636	6,735
Tal International Group, Inc	5,100	55,590
Teledyne Technologies, Inc. *	76,600	2,508,650
Textainer Group Holdings Ltd.	22,300	256,227
The L.S. Starrett Co., Class A	6,591	44,819
Trinity Industries, Inc.	8,060	109,777
Triumph Group, Inc.	17,253	690,120
Tutor Perini Corp. *	69,723	1,210,391
URS Corp. *	45,580	2,257,122
Willis Lease Finance Corp. *	21,670	284,310

		31,451,570

Commercial & Professional Supplies 2.5%
ABM Industries, Inc.	7,275	131,459
Administaff, Inc.	45,800	1,065,766
ATC Technology Corp. *	8,040	116,580
Barrett Business Services, Inc.	2,259	23,720
CDI Corp.	1,794	20,003
COMSYS IT Partners, Inc. *	4,930	28,841
CRA International, Inc. *	9,281	257,641
Deluxe Corp.	110,084	1,410,176
Ecology & Environment, Inc., Class A	6,682	95,018
G & K Services, Inc., Class A	4,319	91,347
GP Strategies Corp. *	33,582	197,798
Industrial Services of America, Inc.	7,300	48,910
Intersections, Inc. *	3,944	18,300
Kelly Services, Inc., Class A	79,330	868,663
National Technical Systems, Inc.	8,238	25,208
Navigant Consulting, Inc. *	13,724	177,314
On Assignment, Inc. *	78,900	308,499
School Specialty, Inc *	9,040	182,698
Sykes Enterprises, Inc. *	83,840	1,516,666
The Brink’s Co.	9,710	281,881
The Dun & Bradstreet Corp.	8,679	704,822
United Stationers, Inc. *	50,716	1,768,974
Volt Information Sciences, Inc. *	1,015	6,364
VSE Corp.	8,070	211,111

		9,557,759

Consumer Durables & Apparel 2.4%
CSS Industries, Inc.	5,901	120,262
Deckers Outdoor Corp. *	5,330	374,539
Delta Apparel, Inc. *	670	4,610
Lennar Corp., Class A	93,880	909,697
Phillips-Van Heusen Corp.	81,450	2,336,801
R. G. Barry Corp.	20,700	134,550
Steven Madden Ltd. *	30,700	781,315
The Timberland Co., Class A *	38,895	516,137
The Warnaco Group, Inc. *	84,200	2,728,080
Tupperware Brands Corp.	19,850	516,497
UniFirst Corp.	11,458	425,894
Wolverine World Wide, Inc.	21,790	480,687

		9,329,069

Consumer Services 4.5%
Ark Restaurants Corp.	6,840	85,500
Bally Technologies, Inc. *	52,881	1,582,200
Bob Evans Farms, Inc.	79,762	2,292,360
Brinker International, Inc.	173,960	2,962,539
California Pizza Kitchen, Inc. *	18,400	244,536
Carrols Restaurant Group, Inc. *	38,880	258,941
CEC Entertainment, Inc. *	44,100	1,300,068
CKE Restaurants, Inc.	800	6,784
CPI Corp.	600	10,194
Cracker Barrel Old Country Store, Inc.	64,094	1,788,223
DineEquity, Inc.	37,500	1,169,625
Domino’s Pizza, Inc. *	3,344	25,047
Frisch’s Restaurants, Inc.	4,580	135,293
International Speedway Corp., Class A	61,830	1,583,466
Jack in the Box, Inc. *	4,340	97,433
Jackson Hewitt Tax Service, Inc.	34,653	216,928
Mac-Gray Corp. *	4,083	54,059
P.F. Chang’s China Bistro, Inc. *	3,361	107,754
Red Lion Hotels Corp. *	9,400	45,120
Red Robin Gourmet Burgers, Inc. *	30,830	578,062
Regis Corp.	48,550	845,255
Ruby Tuesday, Inc. *	55,747	371,275
Sonic Corp. *	79,400	796,382
Speedway Motorsports, Inc.	37,440	515,174
Town Sports International Holdings, Inc. *	31,090	116,587

		17,188,805

Diversified Financials 0.8%
BGC Partners, Inc., Class A	5,802	21,990
California First National Bancorp	8,630	98,382
Cash America International, Inc.	49,170	1,150,086
QC Holdings, Inc.	7,302	37,532
Raymond James Financial, Inc.	26,700	459,507
The Nasdaq OMX Group, Inc. *	58,310	1,242,586

		3,010,083

Energy 3.5%
ATP Oil & Gas Corp. *	59,800	416,208
Geokinetics, Inc. *	2,404	32,815
Global Industries Ltd. *	38,277	216,648
Helix Energy Solutions Group, Inc. *	109,510	1,190,374
McMoRan Exploration Co. *	127,361	759,072
Parker Drilling Co. *	98,168	426,049
Plains Exploration & Production Co. *	34,960	956,506
SEACOR Holdings, Inc. *	42,950	3,231,558
Southern Union Co.	225,150	4,140,508
Swift Energy Co. *	6,030	100,399
Tidewater, Inc.	37,004	1,586,361
Trico Marine Services, Inc. *	1,945	6,671
W&T Offshore, Inc.	47,400	461,676

		13,524,845

Food & Staples Retailing 1.0%
Nash Finch Co.	31,383	849,224

2

Laudus Rosenberg U.S. Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Susser Holdings Corp. *	17,570	196,608
The Andersons, Inc.	4,336	129,820
The Pantry, Inc. *	52,600	873,160
Weis Markets, Inc.	15,545	521,069
Winn-Dixie Stores, Inc. *	109,080	1,367,863

		3,937,744

Food, Beverage & Tobacco 4.7%
B&G Foods, Inc., Class A	35,030	294,602
Cal-Maine Foods, Inc.	36,900	921,024
Coca-Cola Bottling Co.	291	16,043
Corn Products International, Inc.	165,177	4,425,092
Dean Foods Co. *	270,158	5,184,332
Del Monte Foods Co.	314,524	2,950,235
HQ Sustainable Maritime Industries, Inc. *	8,752	80,081
Omega Protein Corp. *	41,440	168,246
Overhill Farms, Inc. *	31,380	165,373
PepsiAmericas, Inc.	84,600	2,268,126
Ralcorp Holdings, Inc. *	7,310	445,325
Seneca Foods Corp., Class A *	3,880	129,670
Tasty Baking Co.	22,514	155,797
The Boston Beer Co., Inc., Class A *	10,721	317,234
TreeHouse Foods, Inc. *	4,650	133,780
Tyson Foods, Inc., Class A	18,483	233,071

		17,888,031

Health Care Equipment & Services 9.6%
Allied Healthcare Products, Inc. *	11,835	50,890
AMERIGROUP Corp. *	48,995	1,315,516
Anika Therapeutics, Inc. *	13,081	62,135
Beckman Coulter, Inc.	11,170	638,254
Capital Senior Living Corp. *	11,727	53,358
Cardiac Science Corp. *	59,815	240,456
Community Health Systems, Inc. *	2,850	71,962
Coventry Health Care, Inc. *	193,950	3,628,804
Daxor Corp.	3	31
Dynacq Healthcare, Inc. *	2,270	7,151
Emergency Medical Services Corp., Class A *	471	17,342
ev3, Inc. *	96,930	1,039,090
Health Net, Inc. *	168,670	2,622,818
Henry Schein, Inc. *	3,103	148,789
Invacare Corp.	73,331	1,294,292
Inverness Medical Innovations, Inc. *	196,125	6,978,127
Kewaunee Scientific Corp.	5,900	64,900
Kindred Healthcare, Inc. *	81,167	1,004,036
Kinetic Concepts, Inc. *	66,593	1,814,659
LifePoint Hospitals, Inc. *	108,200	2,840,250
Lincare Holdings, Inc. *	24,700	580,944
MedCath Corp. *	35,400	416,304
Mediware Information Systems, inc. *	14,700	90,405
Molina Healthcare, Inc. *	875	20,930
Odyssey Healthcare, Inc. *	10,420	107,118
Omnicare, Inc.	140,400	3,616,704
Orthofix International N.V. *	46,310	1,158,213
Osteotech, Inc. *	35,080	154,352
QuadraMed Corp. *	12,580	87,683
RehabCare Group, Inc. *	19,859	475,226
Res-Care, Inc. *	2,710	38,753
SonoSite, Inc. *	14,680	294,481
Span-America Medical Systems, Inc.	7,600	82,232
Symmetry Medical, Inc. *	1,194	11,128
Teleflex, Inc.	78,699	3,528,076
Tenet Healthcare Corp. *	219,491	618,965
The Cooper Cos., Inc.	23,383	578,262
Universal American Financial Corp. *	24,336	212,210
Wright Medical Group, Inc. *	68,985	1,121,696

		37,086,542

Household & Personal Products 0.9%
Elizabeth Arden, Inc. *	66,407	579,733
Herbalife Ltd.	27,280	860,411
Inter Parfums, Inc.	26,250	192,675
Medifast, Inc. *	16,060	184,048
NBTY, Inc. *	227	6,383
Nu Skin Enterprises, Inc.	68,358	1,045,877
Prestige Brands Holdings, Inc. *	75,323	463,237
Revlon, Inc., Class A *	5,000	27,200
Schiff Nutrition International, Inc. *	20,320	103,429

		3,462,993

Insurance 3.5%
Allied World Assurance Co. Holdings Ltd.	80,650	3,292,939
American Equity Investment Life Holding Co.	123,500	689,130
American Independence Corp. *	1,700	7,905
Argo Group International Holdings Ltd. *	62,423	1,761,577
Aspen Insurance Holdings Ltd.	163,170	3,645,218
Assured Guaranty Ltd.	50,502	625,215
Endurance Specialty Holdings Ltd.	54,570	1,598,901
Enstar Group Ltd. *	7,290	429,016
PartnerRe Ltd.	13,418	871,499
PMA Capital Corp., Class A *	70,400	320,320
Specialty Underwriters’ Alliance, Inc *	24,040	152,414
Unico American Corp.	11,343	86,774
Universal Insurance Holdings, Inc.	21,304	106,946

		13,587,854

Materials 5.7%
AEP Industries, Inc. *	3,887	102,578
Airgas, Inc.	26,390	1,069,587
American Pacific Corp. *	8,630	54,973
Arch Chemicals, Inc.	37,020	910,322
Clearwater Paper Corp. *	13,000	328,770
Coeur d’Alene Mines Corp. *	132,700	1,632,210
FMC Corp.	37,980	1,796,454
Friedman Industries, Inc.	15,410	83,676
Glatfelter	21,533	191,644
Innospec, Inc.	42,895	461,121

3

Laudus Rosenberg U.S. Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

International Flavors & Fragrances, Inc.	38,310	1,253,503
Nalco Holding Co.	92,975	1,565,699
NewMarket Corp.	550	37,031
Rock-Tenn Co., Class A	75,606	2,885,125
RPM International, Inc.	225,390	3,164,476
Schweitzer-Mauduit International, Inc.	22,710	617,939
Sealed Air Corp.	118,910	2,193,889
Stepan Co.	3,530	155,885
The Scotts Miracle-Gro Co., Class A	95,458	3,345,803
Wausau Paper Corp.	7,072	47,524

		21,898,209

Media 1.5%
Alloy, Inc. *	3,600	19,044
Harte-Hanks, Inc.	38,560	356,680
Knology, Inc. *	32,973	284,557
Mediacom Communications Corp., Class A *	88,700	453,257
The Interpublic Group of Cos., Inc. *	903,997	4,565,185
Warner Music Group Corp. *	38,290	223,996

		5,902,719

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Accelrys, Inc. *	54,480	321,977
Albany Molecular Research, Inc. *	5,585	46,858
Celera Corp. *	164,195	1,252,808
Cornerstone Therapeutics, Inc. *	1,390	15,262
Harvard Bioscience, Inc. *	60,908	240,587
King Pharmaceuticals, Inc. *	546,100	5,258,943
Martek Biosciences Corp. *	76,075	1,608,986
Matrixx Initiatives, Inc. *	17,820	99,614
Medicis Pharmaceutical Corp., Class A	8,060	131,539
Mylan, Inc. *	232,700	3,036,735
Neurocrine Biosciences, Inc. *	84,686	273,536
Par Pharmaceutical Cos., Inc. *	77,000	1,166,550
PerkinElmer, Inc.	288,214	5,014,923
The Medicines Co. *	30,910	259,335
Warner Chilcott Ltd., Class A *	64,693	850,713
Watson Pharmaceuticals, Inc. *	128,214	4,319,530

		23,897,896

Real Estate 2.9%
Ashford Hospitality Trust	101,330	284,737
Cedar Shopping Centers, Inc.	64,071	289,601
Cousins Properties, Inc.	93,083	791,205
DCT Industrial Trust, Inc.	3,720	15,178
Developers Diversified Realty Corp.	37,462	182,815
DuPont Fabros Technology, Inc.	7,330	69,049
Entertainment Properties Trust	15,442	318,105
First Potomac Realty Trust	28,440	277,290
Hospitality Properties Trust	198,100	2,355,409
HRPT Properties Trust	489,174	1,986,046
Medical Properties Trust, Inc.	72,270	438,679
Mission West Properties, Inc.	33,369	227,910
One Liberty Properties, Inc.	18,199	104,644
ProLogis	409,330	3,299,200
Ramco-Gershenson Properties Trust	36,600	366,366

		11,006,234

Retailing 12.1%
99 Cents Only Stores *	55,930	759,529
Advance Auto Parts, Inc.	70,470	2,923,800
Aeropostale, Inc. *	145,100	4,972,577
Barnes & Noble, Inc.	80,080	1,652,050
Big Lots, Inc. *	208,846	4,392,031
Books-A-Million, Inc.	22,713	161,489
Cabela’s, Inc. *	85,600	1,052,880
Collective Brands, Inc. *	6,939	101,101
Conn’s, Inc. *	3,862	48,275
Core-Mark Holding Co., Inc. *	21,900	570,714
Dollar Tree, Inc. *	74,685	3,144,238
Family Dollar Stores, Inc.	15,642	442,669
Genesco, Inc. *	40,166	753,916
Haverty Furniture Cos., Inc.	44,031	402,884
Jo-Ann Stores, Inc. *	65,809	1,360,272
Limited Brands, Inc.	124,850	1,494,455
Midas, Inc. *	5	52
Netflix, Inc. *	95,068	3,930,111
Overstock.com, Inc. *	6,740	80,610
PETsMART, Inc.	105,803	2,270,532
Priceline.com, Inc. *	21,800	2,431,790
RadioShack Corp.	317,000	4,425,320
Rent-A-Center, Inc. *	99,730	1,778,186
REX Stores Corp. *	24,448	245,947
Ross Stores, Inc.	2,180	84,148
Stage Stores, Inc.	28,788	319,547
Stamps.com, Inc. *	3,070	26,034
Systemax, Inc. *	12,745	151,793
The Children’s Place Retail Stores, Inc. *	65,530	1,731,958
The Dress Barn, Inc. *	47,472	678,850
The Finish Line, Inc., Class A	44,142	327,534
The Gymboree Corp. *	53,220	1,888,246
The Pep Boys — Manny, Moe & Jack	115,870	1,174,922
The Wet Seal, Inc., Class A *	120,000	368,400
Tractor Supply Co. *	9,105	376,219
West Marine, Inc. *	25,020	137,860

		46,660,939

Semiconductors & Semiconductor Equipment 6.2%
Actel Corp. *	67,495	724,221
Advanced Micro Devices, Inc. *	201,200	778,644
Amkor Technology, Inc. *	232,544	1,099,933
Applied Micro Circuits Corp. *	127,290	1,034,868
Atmel Corp. *	49,930	186,239
Cabot Microelectronics Corp. *	7,900	223,491
CEVA, Inc. *	43,113	374,221
Cirrus Logic, Inc. *	177,932	800,694
Cypress Semiconductor Corp. *	109,260	1,005,192

4

Laudus Rosenberg U.S. Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Fairchild Semiconductor International, Inc. *	206,040	1,440,220
FEI Co. *	90,663	2,076,183
GSI Technology, Inc. *	200	772
Integrated Device Technology, Inc. *	439,800	2,656,392
Intersil Corp., Class A	249,292	3,133,600
IXYS Corp.	33,599	340,022
LSI Corp. *	162,886	742,760
Microsemi Corp. *	58,090	801,642
Skyworks Solutions, Inc. *	454,433	4,444,355
Standard Microsystems Corp. *	15,137	309,552
TriQuint Semiconductor, Inc. *	166,634	884,826
Ultratech, Inc. *	49,940	614,761
Veeco Instruments, Inc. *	15,739	182,415

		23,855,003

Software & Services 16.6%
Actuate Corp. *	45,382	216,926
American Software, Inc., Class A	400	2,304
Ariba, Inc. *	27,750	273,060
CACI International, Inc., Class A *	24,637	1,052,246
CIBER, Inc. *	163,269	506,134
Computer Task Group, Inc. *	28,500	173,850
Compuware Corp. *	348,942	2,393,742
Convergys Corp. *	326,157	3,026,737
CSG Systems International, Inc. *	78,900	1,044,636
Digital River, Inc. *	3,090	112,229
DST Systems, Inc. *	73,600	2,719,520
Dynamics Research Corp. *	18,374	183,924
EarthLink, Inc. *	302,752	2,243,392
Edgewater Technology, Inc. *	23,273	60,044
Fair Isaac Corp.	59,015	912,372
GSI Commerce, Inc. *	54,600	778,050
Hewitt Associates, Inc., Class A *	224,574	6,687,814
Imergent, Inc.	2,890	20,230
Informatica Corp. *	18,960	325,922
INX, Inc. *	2,255	12,177
JDA Software Group, Inc. *	75,752	1,133,250
Keynote Systems, Inc. *	29,014	221,667
Lawson Software, Inc. *	360,892	2,013,777
MAXIMUS, Inc.	3,760	155,100
McAfee, Inc. *	11,450	483,076
Mentor Graphics Corp. *	195,063	1,066,995
Ness Technologies, Inc. *	98,791	386,273
NetScout Systems, Inc. *	16,193	151,890
Novell, Inc. *	953,564	4,319,645
Nuance Communications, Inc. *	25,150	304,064
Parametric Technology Corp. *	246,000	2,875,740
Perot Systems Corp., Class A *	227,578	3,261,193
Progress Software Corp. *	47,952	1,015,144
QAD, Inc.	39,060	126,945
Quest Software, Inc. *	131,900	1,838,686
Radiant Systems, Inc. *	58,793	487,982
S1 Corp. *	102,521	707,395
Saba Software, Inc. *	20,420	78,617
SonicWALL, Inc. *	85,800	470,184
SPSS, Inc. *	51,700	1,725,229
Sybase, Inc. *	223,371	7,000,447
Synopsys, Inc. *	353,755	6,901,760
TechTeam Global, Inc. *	20,564	134,489
Terremark Worldwide, Inc. *	3,450	19,941
TIBCO Software, Inc. *	163,479	1,172,144
TNS, Inc. *	6,760	126,750
United Online, Inc.	183,353	1,193,628
Web.com Group, Inc. *	58,391	328,741
Websense, Inc. *	69,066	1,232,137

		63,678,198

Technology Hardware & Equipment 4.9%
3Com Corp. *	243,011	1,144,582
Anaren, Inc. *	410	7,249
Arris Group, Inc. *	72,110	876,858
Astro-Med, Inc.	14,500	76,125
Avnet, Inc. *	17,970	377,909
Avocent Corp. *	17,617	245,933
Black Box Corp.	47,851	1,601,573
Brocade Communications Systems, Inc. *	347,063	2,714,033
Checkpoint Systems, Inc. *	6,170	96,807
Coherent, Inc. *	59,892	1,238,566
CPI International, Inc. *	22,200	192,918
Cray Inc. *	26,501	208,828
CTS Corp.	31,654	207,334
Datalink Corp. *	13,973	59,385
Electronics for Imaging, Inc. *	9,426	100,481
EMS Technologies, Inc. *	1,583	33,085
Emulex Corp. *	176,400	1,725,192
Gerber Scientific, Inc. *	13,746	34,365
GTSI Corp. *	20,100	107,937
Harmonic, Inc. *	32,324	190,388
Image Sensing Systems, Inc. *	1,720	15,996
Insight Enterprises, Inc. *	124,171	1,199,492
IntriCon Corp. *	5,930	16,011
Lexmark International, Inc., Class A *	40,680	644,778
Measurement Specialties, Inc. *	37,621	265,228
Mercury Computer Systems, Inc. *	11,991	110,917
O.I. Corp.	4,685	25,346
Oplink Communications, Inc. *	34,435	392,559
OSI Systems, Inc. *	41,620	867,777
PC Mall, Inc. *	25,291	170,967
Perceptron, Inc. *	7,118	24,486
Richardson Electronics Ltd.	4,323	14,136
SeaChange International, Inc. *	19,667	157,926
Super Micro Computer, Inc. *	54,800	419,768
SYNNEX Corp. *	40,800	1,019,592
Tech Data Corp. *	20,240	662,050
Tekelec *	81,470	1,371,140
TESSCO Technologies, Inc. *	11,080	119,664
Tollgrade Communications, Inc. *	31,011	162,498
Vicon Industries, Inc. *	7,800	45,240

		18,945,119

Telecommunication Services 2.5%
CenturyTel, Inc.	230,398	7,073,219
General Communication, Inc., Class A *	18,245	126,438

5

Laudus Rosenberg U.S. Discovery Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

iPCS, Inc. *	27,070	404,967
Premiere Global Services, Inc. *	119,004	1,290,003
SureWest Communications *	26,902	281,664
USA Mobility, Inc.	39,380	502,489

		9,678,780

Transportation 0.5%
Continental Airlines, Inc., Class B *	5,330	47,224
International Shipholding Corp.	10,419	280,896
Saia, Inc. *	9,147	164,737
UTI Worldwide, Inc. *	119,020	1,356,828

		1,849,685

Utilities 0.2%
Artesian Resources Corp., Class A	10,173	162,056
ONEOK, Inc.	18,778	553,763

		715,819

Total Common Stock (Cost $438,731,608)		409,897,983

Other Investment Company 0.9% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	3,376,395	3,376,395

Total Other Investment Company (Cost $3,376,395)		3,376,395

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $442,923,354 and the unrealized appreciation and depreciation were $28,086,528 and ($57,735,504), respectively, with a net unrealized depreciation of ($29,648,976).

*	Non-income producing security.

6

Laudus Rosenberg U.S. Discovery Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$409,897,983	$—	$—	$409,897,983
Other Investment Company	3,376,395	—	—	3,376,395

Total	$413,274,378	$—	$—	$413,274,378

(a)	as categorized in Portfolio Holdings
REG46269JUN09 — 00

7

Laudus Trust
Laudus Rosenberg International Equity FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	51,053,342	46,683,058
—%	Rights	6,680	6,240
0.8%	Other Investment Company	359,557	359,557

99.1%	Total Investments	51,419,579	47,048,855
0.9%	Other Assets and Liabilities, Net		414,769

100.0%	Net Assets		47,463,624

	Number of	Value
Security	Shares	($)

Common Stock 98.3% of net assets

Australia 7.1%
Banks 2.1%
Australia & New Zealand Banking Group Ltd.	16,300	216,015
Bendigo & Adelaide Bank Ltd.	1,500	8,381
Commonwealth Bank of Australia	9,100	285,247
National Australia Bank Ltd.	14,700	264,838
Westpac Banking Corp.	15,100	245,671

		1,020,152
Commercial & Professional Supplies 0.0%
Downer EDI Ltd.	1,700	7,645
Consumer Services 0.4%
Crown Ltd.	12,700	74,015
TABCORP Holdings Ltd.	11,300	65,032
Tatts Group Ltd.	26,400	54,090

		193,137
Diversified Financials 0.2%
ASX Ltd.	2,600	77,250
Energy 0.4%
Energy Resources of Australia Ltd.	2,800	52,539
Origin Energy Ltd.	8,300	97,728
Santos Ltd.	100	1,172
Woodside Petroleum Ltd.	1,200	41,455

		192,894
Food & Staples Retailing 0.7%
Metcash Ltd.	13,200	45,818
Wesfarmers Ltd.	4,982	90,710
Woolworths Ltd.	8,700	184,578

		321,106
Food, Beverage & Tobacco 0.6%
Coca-Cola Amatil Ltd.	11,500	79,699
Foster’s Group Ltd.	23,100	95,713
Goodman Fielder Ltd.	33,000	34,618
Lion Nathan Ltd.	9,000	83,828

		293,858
Health Care Equipment & Services 0.0%
Ramsay Health Care Ltd.	1,900	17,645
Insurance 0.2%
QBE Insurance Group Ltd.	2,300	36,805
Suncorp-Metway Ltd.	13,400	72,045

		108,850
Materials 1.3%
BHP Billiton Ltd.	18,400	504,083
Newcrest Mining Ltd.	1,300	31,774
Orica Ltd.	3,600	62,656
Rio Tinto Ltd.	700	29,240

		627,753
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	3,000	77,568
Real Estate 0.3%
CFS Retail Property Trust	10,900	14,440
Dexus Property Group	21,600	12,996
Westfield Group	14,200	129,962

		157,398
Retailing 0.1%
David Jones Ltd.	8,600	31,395
Software & Services 0.1%
Computershare Ltd.	8,600	62,332
Telecommunication Services 0.3%
Telstra Corp., Ltd.	43,400	118,430
Utilities 0.2%
AGL Energy Ltd.	6,600	71,422

		3,378,835

Austria 0.2%
Capital Goods 0.1%
Strabag SE	1,863	41,325
Energy 0.1%
OMV AG	1,428	53,685

		95,010

Belgium 1.9%
Diversified Financials 0.0%
Banque Nationale de Belgique	3	9,706
Food & Staples Retailing 0.8%
Delhaize Group	5,700	401,302
Materials 0.8%
Solvay S.A.	2,800	236,869
Umicore	5,351	121,977

		358,846

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
UCB S.A.	4,382	140,720

		910,574

Bermuda 0.2%
Diversified Financials 0.1%
Guoco Group Ltd.	4,000	34,462
Insurance 0.1%
Hiscox Ltd.	10,590	50,452
Retailing 0.0%
Li & Fung Ltd.	8,000	21,360

		106,274

Cayman Islands 0.1%
Technology Hardware & Equipment 0.1%
Kingboard Chemical Holdings Ltd.	16,000	39,226

Denmark 1.8%
Banks 0.3%
Danske Bank A/S *	4,318	74,492
Sydbank A/S *	1,852	42,684

		117,176
Food, Beverage & Tobacco 0.4%
Carlsberg A/S, Class B	2,154	138,180
Danisco A/S	1,786	69,986

		208,166
Transportation 1.1%
A P Moller — Maersk A/S, Series A	92	539,182

		864,524

Finland 0.9%
Capital Goods 0.3%
Wartsila Corp. Oyj	4,500	145,300
Insurance 0.5%
Sampo Oyj, Class A	12,080	228,407
Materials 0.1%
UPM-Kymmene Oyj	4,166	36,356

		410,063

France 9.8%
Automobiles & Components 0.1%
PSA Peugeot Citroen *	564	14,889
Valeo S.A. *	1,784	32,945

		47,834
Banks 1.4%
BNP Paribas	4,986	325,148
Credit Agricole S.A.	5,514	69,135
Societe Generale	5,202	285,540

		679,823
Capital Goods 0.4%
Bouygues S.A.	1,331	50,336
Nexans S.A.	988	52,769
Thales S.A.	1,155	51,852
Zodiac Aerospace	570	18,594

		173,551
Commercial & Professional Supplies 0.0%
Teleperformance	542	16,544
Consumer Durables & Apparel 0.5%
Christian Dior S.A.	2,587	193,788
Nexity	1,174	35,222

		229,010
Consumer Services 0.5%
Sodexo	4,427	227,936
Insurance 0.1%
CNP Assurances	683	65,349
Materials 0.1%
Arkema	2,045	48,165
Media 0.6%
Havas S.A.	7,013	17,280
M6 Metropole Television	2,198	41,686
Publicis Groupe	4,546	139,174
Vivendi	3,047	73,139

		271,279
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Sanofi-Aventis	17,364	1,026,029
Real Estate 0.1%
Fonciere des Regions	469	35,361
Retailing 0.5%
PPR	3,200	262,326
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics N.V.	14,372	108,342
Software & Services 0.7%
Atos Origin S.A. *	2,678	91,189
Cap Gemini	6,500	240,561

		331,750
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	27,467	68,880
Telecommunication Services 2.1%
France Telecom S.A.	43,000	978,401
Transportation 0.2%
Air France-KLM	5,765	73,938
Utilities 0.0%
Suez Environnement S.A.	611	10,707

		4,655,225

Germany 6.6%
Automobiles & Components 1.6%
Bayerische Motoren Werke (BMW) AG	12,463	470,788
Daimler AG — Reg’d	7,456	270,768

		741,556
Capital Goods 1.8%
Bilfinger Berger AG	714	33,237
MTU Aero Engines Holding AG	2,275	83,128

2

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Siemens AG — Reg’d	9,824	679,351
Tognum AG	4,053	53,328

		849,044
Consumer Services 0.1%
TUI AG *	5,364	39,604
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	3,398	91,664
Insurance 1.4%
Allianz SE — Reg’d	6,964	642,373
Materials 0.1%
Lanxess	2,091	51,991
Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG *	2,639	9,609
Software & Services 0.0%
Software AG	186	13,194
Telecommunication Services 0.9%
Deutsche Telekom AG — Reg’d.	36,800	435,067
Transportation 0.5%
Deutsche Lufthansa AG — Reg’d	10,800	135,633
Deutsche Post AG — Reg’d	9,613	125,516

		261,149

		3,135,251

Greece 0.2%
Consumer Services 0.2%
OPAP S.A.	2,550	67,996
Food, Beverage & Tobacco 0.0%
Coca-Cola Hellenic Bottling Co., S.A.	860	17,725

		85,721

Hong Kong 1.9%
Banks 0.2%
Hang Seng Bank Ltd.	6,100	85,376
Capital Goods 0.4%
Hutchison Whampoa Ltd.	14,000	91,072
Jardine Matheson Holdings Ltd.	2,400	65,596
Jardine Strategic Holdings Ltd.	4,000	58,827

		215,495
Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	23,000	54,105
Food, Beverage & Tobacco 0.1%
First Pacific Co., Ltd.	60,000	34,362
Vitasoy International Holdings Ltd.	8,000	4,199

		38,561
Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	12,000	137,209
Henderson Land Development Co., Ltd.	1,000	5,706
Sun Hung Kai Properties Ltd.	9,000	111,760
The Link REIT	12,000	25,504
The Wharf (Holdings) Ltd.	17,000	71,677
Wheelock & Co., Ltd.	2,000	5,140

		356,996
Retailing 0.2%
Esprit Holdings Ltd.	14,000	77,782
Wing On Co. International Ltd.	21,000	24,353

		102,135
Technology Hardware & Equipment 0.0%
VTech Holdings Ltd.	2,000	13,621
Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	5,000	1,161
Transportation 0.1%
MTR Corp., Ltd.	8,000	23,899
Utilities 0.1%
CLP Holdings Ltd.	4,000	26,505

		917,854

Ireland 0.0%
Capital Goods 0.0%
DCC plc	395	8,155

Italy 4.1%
Automobiles & Components 0.0%
Pirelli & C. S.p.A. *	63,953	22,423
Banks 1.7%
Banca Piccolo Credito Valtellinese Scarl	997	9,040
Banca Popolare di Milano Scarl (BPM)	18,000	107,407
Banco Popolare Societa Cooperativa *	37,561	280,884
Intesa Sanpaolo *	94,431	305,154
UniCredit S.p.A. *	31,562	79,829

		782,314
Capital Goods 0.4%
Finmeccanica S.p.A.	12,357	174,257
Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	6,510	57,218
Consumer Services 0.0%
Autogrill S.p.A.	943	7,968
Insurance 0.3%
Milano Assicurazioni S.p.A.	16,633	55,302
Unipol Gruppo Finanziario S.p.A. *	55,159	64,710

		120,012
Telecommunication Services 1.6%
Telecom Italia S.p.A.	561,000	777,813
Utilities 0.0%
Edison S.p.A.	11,748	16,914

		1,958,919

3

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Japan 23.7%
Automobiles & Components 3.1%
Bridgestone Corp.	15,800	247,498
Fuji Heavy Industries Ltd.	18,000	72,722
Honda Motor Co., Ltd.	1,100	30,262
Kanto Auto Works, Ltd.	1,400	13,536
Mazda Motor Corp.	32,000	81,840
Nippon Seiki Co., Ltd.	2,000	20,740
Nissan Motor Co., Ltd.	51,000	309,513
Nissan Shatai Co., Ltd.	4,000	32,867
Suzuki Motor Corp.	6,500	145,748
Topre Corp.	100	819
Toyota Auto Body Co., Ltd.	2,200	40,182
Toyota Industries Corp.	400	9,942
Toyota Motor Corp.	10,200	385,737
Unipres Corp.	200	2,218
Yamaha Motor Co., Ltd.	6,500	72,207

		1,465,831
Banks 1.8%
Chuo Mitsui Trust Holdings, Inc.	13,000	49,534
Fukuoka Financial Group, Inc.	30,000	134,167
Mitsubishi UFJ Financial Group, Inc.	24,300	150,047
Sapporo Hokuyo Holdings, Inc. *	8,100	23,233
The 77 Bank Ltd.	9,000	52,400
The Aichi Bank Ltd.	400	33,873
The Bank of Kyoto Ltd.	9,000	83,419
The Bank of Nagoya Ltd.	4,000	18,068
The Chiba Kogyo Bank Ltd. *	1,000	9,880
The Daishi Bank Ltd.	4,000	16,374
The Ehime Bank Ltd.	1,000	2,760
The Eighteenth Bank Ltd.	2,000	6,155
The Higashi-Nippon Bank Ltd.	1,000	2,256
The Higo Bank Ltd.	3,000	17,864
The Hyakugo Bank Ltd.	6,000	29,712
The Hyakujushi Bank Ltd.	5,000	24,084
The Kagoshima Bank Ltd.	3,000	22,070
The Mie Bank Ltd.	2,000	7,234
The Nishi-Nippon City Bank Ltd.	6,000	15,158
The San-in Godo Bank Ltd.	4,000	34,484
The Sumitomo Trust & Banking Co., Ltd.	25,000	134,147

		866,919
Capital Goods 1.1%
Aida Engineering Ltd.	1,000	3,266
Daimei Telecom Engineering Corp.	2,000	19,182
Fuji Machine Manufacturing Co., Ltd.	700	8,474
Fujitec Co., Ltd.	1,000	4,736
Itochu Corp.	12,000	83,271
JFE Shoji Holdings, Inc.	5,000	18,429
Kamei Corp.	2,000	10,341
Maeda Corp.	4,000	15,187
Marubeni Corp.	28,000	123,838
Nagase & Co., Ltd.	4,000	40,161
Sojitz Corp.	28,400	62,281
Sumikin Bussan Corp.	4,000	9,402
Sumitomo Corp.	4,500	45,741
Toyota Tsusho Corp.	6,400	94,788

		539,097
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	11,000	150,611
Toppan Forms Co., Ltd.	500	6,402
Toppan Printing Co., Ltd.	3,000	30,225

		187,238
Consumer Durables & Apparel 1.1%
Kurabo Industries Ltd.	6,000	12,416
Namco Bandai Holdings, Inc.	4,500	49,355
Onwards Holdings Co., Ltd.	3,000	19,278
Panasonic Corp.	24,400	328,731
Roland Corp.	600	7,390
Shimano, Inc.	1,600	61,473
SRI Sports Ltd.	6	4,833
Tokyo Style Co., Ltd.	2,000	15,919

		499,395
Consumer Services 0.0%
Resorttrust, Inc.	200	2,113
Diversified Financials 0.2%
Fuyo General Lease Co., Ltd.	200	4,438
ORIX Corp.	1,350	80,352
Tokai Tokyo Financial Holdings, Inc.	2,000	7,259

		92,049
Energy 0.4%
Idemitsu Kosan Co., Ltd.	400	34,269
Inpex Corp.	16	127,571
Itohchu Enex Co., Ltd.	1,400	8,655
Nippon Mining Holdings, Inc.	5,500	28,421

		198,916
Food & Staples Retailing 1.4%
Aeon Co., Ltd.	15,200	149,978
Cawachi Ltd.	500	9,529
Circle K Sunkus Co., Ltd.	2,100	32,757
Create S.D. Co., Ltd.	500	9,752
FamilyMart Co., Ltd.	2,200	69,129
Heiwado Co., Ltd.	1,000	12,145
Kasumi Co., Ltd.	1,000	4,406
Ministop Co., Ltd.	200	3,219
Seven & i Holdings Co., Ltd.	14,100	330,682
Uny Co., Ltd.	6,000	51,265

		672,862
Food, Beverage & Tobacco 1.8%
Ajinomoto Co., Inc.	14,000	110,749
Asahi Breweries Ltd.	8,800	126,102
House Food Corp.	2,000	29,037
Japan Tobacco, Inc.	89	278,199
Kirin Holdings Co., Ltd.	16,000	223,225
Marudai Food Co., Ltd.	1,000	2,909
Meiji Holdings Co., Ltd. *	1,200	48,331
Mikuni Coca-Cola Bottling Co., Ltd.	1,100	8,914
Yamazaki Baking Co., Ltd.	4,000	45,185

		872,651

4

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Health Care Equipment & Services 0.2%
Alfresa Holdings CORP.	100	4,620
BML, Inc.	200	4,443
Hitachi Medical Corp.	2,000	22,317
Suzuken Co., Ltd.	2,300	66,631

		98,011
Household & Personal Products 0.5%
Aderans Holdings Co., Ltd.	500	5,884
Kao Corp.	9,000	195,843
Kose Corp.	1,500	31,603

		233,330
Insurance 0.8%
Mitsui Sumitomo Insurance Group Holdings, Inc.	9,100	238,063
NIPPONKOA Insurance Co., Ltd.	6,000	34,907
T&D Holdings, Inc.	3,650	104,284

		377,254
Materials 1.6%
JFE Holdings, Inc.	8,300	278,858
Kobe Steel Ltd.	17,000	31,661
Kyoei Steel Ltd.	100	2,825
Mitsubishi Chemical Holdings Corp.	26,500	112,088
Nippon Paper Group, Inc.	1,000	25,869
Nisshin Steel Co., Ltd.	12,000	26,787
Osaka Steel Co., Ltd.	100	1,819
Sumitomo Chemical Co., Ltd.	37,000	166,394
Teijin Ltd.	25,000	80,356
Tokyo Steel Manufacturing Co., Ltd.	3,200	38,951
Toyo Kohan Co., Ltd.	3,000	13,946

		779,554
Media 0.4%
Daiichikosho Co., Ltd.	600	6,527
Dentsu, Inc.	4,300	90,233
Hakuhodo Dy Holdings, Inc.	140	7,547
Tohokushinsha Film Corp.	900	5,520
Tokyo Broadcasting System Holdings, Inc.	2,000	31,427
TV Asahi Corp.	18	27,029

		168,283
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Astellas Pharma, Inc.	8,100	286,029
Daiichi Sankyo Co., Ltd.	13,900	248,107
Dainippon Sumitomo Pharma Co., Ltd.	10,000	87,252
Eisai Co., Ltd.	2,700	95,864
Kyowa Hakko Kirin Co., Ltd.	7,000	78,974
Mitsubishi Tanabe Pharma Corp.	9,000	103,398
Nippon Shinyaku Co., Ltd.	2,000	22,895
Ono Pharmaceutical Co., Ltd.	2,200	97,590
Taisho Pharmaceutical Co., Ltd.	6,000	113,558
Takeda Pharmaceutical Co., Ltd.	9,500	369,359
Torii Pharmaceutical Co., Ltd.	600	9,695

		1,512,721
Retailing 0.6%
AOKl Holdings, Inc.	1,000	10,885
Aoyama Trading Co., Ltd.	1,400	24,163
AT-Group Co., Ltd.	2,000	15,605
Belluna Co., Ltd.	1,250	4,768
Best Denki Co., Ltd.	1,500	6,493
Isetan Mitsukoshi Holdings Ltd.	200	2,035
J. Front Retailing Co., Ltd.	15,000	71,573
Kohnan Shoji Co., Ltd.	600	5,925
Marui Group Co., Ltd.	6,800	47,600
Nafco Co., Ltd.	200	3,507
Sazaby League Ltd.	500	7,153
Takashimaya Co., Ltd.	9,000	70,841

		270,548
Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.	4,800	68,194
Software & Services 0.1%
Itochu Techno-Solutions Corp.	400	11,887
NTT Data Corp.	15	48,419

		60,306
Technology Hardware & Equipment 2.7%
CANON, Inc.	3,500	114,324
Fujifilm Holdings Corp.	8,900	283,241
Fujitsu Ltd.	41,000	222,721
Furuno Electric Co., Ltd.	900	5,983
Hitachi Ltd.	56,000	174,273
Hitachi Maxell Ltd.	700	8,685
Hosiden Corp.	1,200	15,349
Konica Minolta Holdings, Inc.	7,000	73,139
NEC Corp. *	47,000	183,844
Omron Corp.	5,200	75,339
Riso Kagaku Corp.	600	6,189
Seiko Epson Corp.	4,400	71,807
Toshiba Tec Corp.	6,000	24,431

		1,259,325
Telecommunication Services 0.8%
KDDI Corp.	11	58,366
NTT DoCoMo, Inc.	211	308,617
Okinawa Cellular Telephone Co.	4	6,880

		373,863
Transportation 0.9%
Central Japan Railway Co.	33	202,867
East Japan Railway Co.	1,100	66,226
Seino Transportation Co., Ltd.	6,000	49,771
West Japan Railway Co.	40	132,281

		451,145
Utilities 0.5%
Electric Power Development Co., Ltd.	2,100	59,585
Kyushu Electric Power Co., Inc.	6,000	129,130
The Kansai Electric Power Co., Inc.	1,300	28,676

		217,391

		11,266,996

5

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Luxembourg 0.0%
Real Estate 0.0%
Gagfah S.A.	2,219	18,437

Netherlands 1.8%
Capital Goods 0.8%
Imtech N.V.	2,438	47,534
Koninklijke (Royal) Philips Electronics N.V.	17,500	323,102

		370,636
Commercial & Professional Supplies 0.3%
Randstad Holding N.V. *	4,800	133,393
Diversified Financials 0.1%
ING Groep N.V. CVA	2,886	29,238
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	5,114	58,957
Food, Beverage & Tobacco 0.0%
Nutreco Holding N.V.	196	7,661
Materials 0.5%
Akzo Nobel N.V.	523	23,118
Koninklijke DSM N.V.	6,500	204,402

		227,520

		827,405

New Zealand 0.1%
Materials 0.1%
Nufarm Ltd.	2,100	15,491
Utilities 0.0%
Vector Ltd.	2,700	3,552

		19,043

Norway 1.1%
Energy 1.1%
StatoilHydro A.S.A.	25,000	493,829
Papua New Guinea 0.1%
Materials 0.1%
Lihir Gold Ltd. *	21,400	50,099
Portugal 1.0%
Banks 0.2%
Banco Comercial Portugues S.A. — Reg’d	78,756	80,188
Utilities 0.8%
EDP — Energias de Portugal S.A.	84,000	329,972
Redes Energeticas Nacionais S.A.	17,250	73,926

		403,898

		484,086

Singapore 1.2%
Banks 0.4%
DBS Group Holdings Ltd.	7,000	56,750
Oversea-Chinese Banking Corp., Ltd.	24,000	110,189
United Overseas Bank Ltd.	2,000	20,181

		187,120
Capital Goods 0.2%
Fraser & Neave Ltd. (b)	20,000	56,005
SembCorp Industries Ltd.	25,000	51,842

		107,847
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	16,000	55,186
Materials 0.0%
NSL Ltd.	15,000	13,034
Real Estate 0.1%
United Industrial Corp., Ltd.	20,000	24,824
UOL Group Ltd.	13,000	29,498

		54,322
Retailing 0.2%
Jardine Cycle & Carriage Ltd.	5,000	65,996
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	2,000	9,596
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	20,000	41,263
Transportation 0.1%
ComfortDelGro Corp., Ltd.	8,000	7,048
SIA Engineering Co., Ltd.	16,000	30,857
Singapore Airport Terminal Services Ltd.	8,000	12,022

		49,927

		584,291

Spain 4.5%
Banks 0.4%
Banco Santander S.A.	17,000	205,498
Capital Goods 0.2%
Fomento de Construcciones y Contratas S.A.	1,658	68,220
Energy 1.6%
Repsol YPF S.A.	33,600	752,129
Insurance 0.2%
Mapfre S.A.	30,566	99,863
Telecommunication Services 2.1%
Telefonica S.A.	44,442	1,009,255

		2,134,965

Sweden 3.7%
Banks 0.5%
Nordea Bank AB	30,907	245,630
Consumer Durables & Apparel 0.2%
Electrolux AB, B Shares *	8,000	111,917
Materials 0.7%
Boliden AB	9,018	68,402
Svenska Cellulosa AB, A Shares	912	9,836

6

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Svenska Cellulosa AB, B Shares	22,355	235,362

		313,600
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	2,384	16,426
Technology Hardware & Equipment 2.3%
Telefonaktiebolaget LM Ericsson, B Shares	108,039	1,064,338

		1,751,911

Switzerland 6.5%
Banks 0.2%
Banque Cantonale Vaudoise — Reg’d	350	110,429
Capital Goods 0.2%
Sulzer AG — Reg’d	1,257	79,875
Diversified Financials 0.9%
Credit Suisse Group AG — Reg’d	8,153	373,538
EFG International AG	1,448	15,682
Vontobel Holding AG — Reg’d	1,950	52,306

		441,526
Insurance 1.7%
Baloise Holding AG — Reg’d	2,087	155,196
Helvetia Holding AG — Reg’d	300	79,667
Zurich Financial Services AG — Reg’d	3,165	559,424

		794,287
Materials 0.2%
Clariant AG — Reg’d *	8,000	50,664
Holcim Ltd. — Reg’d *	932	53,063

		103,727
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Novartis AG — Reg’d	28,916	1,177,090
Telecommunication Services 0.8%
Swisscom AG — Reg’d	1,181	363,418
Transportation 0.0%
Swissair Group (a)(b)(c) *	30	—

		3,070,352

United Kingdom 19.8%
Banks 2.5%
Barclays plc	79,223	368,153
HSBC Holdings plc	78,201	651,506
Standard Chartered plc	9,960	187,278

		1,206,937
Capital Goods 0.6%
Balfour Beatty plc	22,000	112,108
Carillion plc	14,000	58,212
Meggitt plc	6,482	16,954
Qinetiq Group plc	16,928	40,043
Travis Perkins plc	5,974	52,007

		279,324
Consumer Services 0.1%
Thomas Cook Group plc	15,000	50,827
Diversified Financials 0.2%
Investec plc	17,109	92,169
The Berkeley Group Holdings plc *	2,800	37,118

		129,287
Energy 4.5%
BP plc	53,770	424,880
Royal Dutch Shell plc, Class A	38,600	967,204
Royal Dutch Shell plc, Class B	29,286	737,287

		2,129,371
Food, Beverage & Tobacco 0.4%
SABMiller plc	9,861	201,341
Insurance 1.8%
Aviva plc	34,109	192,046
Legal & General Group plc	128,475	120,169
Old Mutual plc	191,635	255,923
RSA Insurance Group plc	136,729	271,497
Standard Life plc	3,466	10,646

		850,281
Materials 0.1%
Close Brothers Group plc	2,566	27,785
Mondi plc	2,600	8,869

		36,654
Media 1.3%
Aegis Group plc	28,687	43,631
Thomson Reuters plc	7,301	208,818
WPP plc	53,000	352,450

		604,899
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
AstraZeneca plc	27,800	1,225,771
GlaxoSmithKline plc	24,000	423,920

		1,649,691
Retailing 0.5%
Debenhams plc	40,816	54,570
Kingfisher plc	7,315	21,461
Marks & Spencer Group plc	19,284	97,242
Next plc	400	9,692
The Carphone Warehouse Group plc	16,108	41,969

		224,934
Software & Services 0.7%
Dimension Data Holdings plc	60,768	59,621
Logica plc	70,000	91,194
The Sage Group plc	63,000	185,104

		335,919
Telecommunication Services 1.9%
Vodafone Group plc	474,209	922,308
Utilities 1.7%
Centrica plc	216,000	794,240

7

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

		9,416,013

Total Common Stock (Cost $51,053,342)		46,683,058

Rights 0.0% of net assets

Australia 0.0%
Rio Tinto Ltd. *	367	6,240

Italy 0.0%
Banca Popolare di Milano Scarl (BPM) *	18,000	—

Total Rights (Cost $6,680)		6,240

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional Liquid Reserves Fund — Institutional Class	359,557	359,557

Total Other Investment Company (Cost $359,557)		359,557

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $52,488,968 and the unrealized appreciation and depreciation were $1,348,061 and ($6,788,174), respectively, with a net unrealized depreciation of ($5,440,113).
At 06/30/09, the values of certain foreign securities held by the fund aggregating $46,568,970 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Bankrupt security/delisted.

(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
CVA — Dutch Certificate
Reg’d — Registered
REIT — Real Estate Investment Trust
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

8

Laudus Rosenberg International Equity Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$45,029,698	$—	$45,029,698
Japan
Food & Staples Retailing	9,752	663,110	—	672,862
Food, Beverage & Tobacco	48,331	824,320	—	872,651
Singapore
Capital Goods	—	51,842	56,005	107,847
Rights — (a)	6,240	—	—	6,240
Other Investment Company	359,557	—	—	359,557

Total	$423,880	$46,568,970	$56,005	$47,048,855

(a)	as categorized in Portfolio Holdings
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

				Change in				Net
	Balance as	Accrued	Realized	Unrealized			Net	Transfers
	of March	Discounts	Gain	Appreciation	Net		Transfers	out of	Balance as of
Investments in Securities	31, 2009	(Premiums)	(Loss)	(Depreciation)	Purchases	Net Sales	into Level 3	Level 3	June 30, 2009

Common Stock
Singapore
Capital Goods	$—	$—	$4,304	$21,957	$32,793	($13,044)	$9,995	$—	$56,005

Total	$—	$—	$4,304	$21,957	$32,793	($13,044)	$9,995	$—	$56,005

REG46271JUN09 — 00

9

Laudus Trust
Laudus Mondrian Global Equity FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	4,860,827	3,495,556
—%	Rights	—	—
1.5%	Other Investment Company	51,087	51,087

99.7%	Total Investments	4,911,914	3,546,643
0.3%	Other Assets and Liabilities, Net		11,893

100.0%	Net Assets		3,558,536

	Number of	Value
Security	Shares	($)

Common Stock 98.2% of net assets

Australia 7.2%
Banks 1.4%
National Australia Bank Ltd.	2,817	50,751
Food & Staples Retailing 1.6%
Wesfarmers Ltd.	3,049	55,515
Food, Beverage & Tobacco 1.3%
Foster’s Group Ltd.	11,406	47,260
Materials 1.0%
Amcor Ltd.	8,926	35,892
Telecommunication Services 1.9%
Telstra Corp., Ltd.	24,896	67,936

		257,354

Belgium 0.3%
Diversified Financials 0.3%
Fortis *	3,366	11,525

Finland 0.4%
Materials 0.4%
UPM-Kymmene Oyj	1,700	14,836

France 8.9%
Banks 1.7%
Societe Generale	1,099	60,324
Energy 3.3%
Total S.A.	2,167	117,452
Food & Staples Retailing 2.3%
Carrefour S.A.	1,867	80,066
Telecommunication Services 1.6%
France Telecom S.A.	2,524	57,430

		315,272

Germany 3.5%
Telecommunication Services 1.6%
Deutsche Telekom AG — Reg’d.	4,770	56,393
Utilities 1.9%
RWE AG	854	67,346

		123,739

Italy 3.0%
Banks 3.0%
Intesa Sanpaolo *	9,855	31,847
UniCredit S.p.A. *	28,909	73,119

		104,966

Japan 11.6%
Food & Staples Retailing 1.7%
Seven & i Holdings Co., Ltd.	2,600	60,977
Insurance 1.6%
Tokio Marine Holdings, Inc.	2,100	57,659
Materials 1.8%
Nitto Denko Corp.	2,100	64,026
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Astellas Pharma, Inc.	1,600	56,499
Takeda Pharmaceutical Co., Ltd.	1,800	69,984

		126,483
Technology Hardware & Equipment 1.9%
CANON, Inc.	2,100	68,595
Transportation 1.0%
West Japan Railway Co.	11	36,377

		414,117

Netherlands 2.0%
Diversified Financials 1.2%
ING Groep N.V. CVA	4,032	40,848
Media 0.8%
Reed Elsevier N.V.	2,690	29,744

		70,592

Singapore 3.1%
Banks 1.3%
Oversea-Chinese Banking Corp., Ltd.	10,289	47,239
Telecommunication Services 1.8%
Singapore Telecommunications Ltd.	31,000	63,957

1

Laudus Mondrian Global Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

		111,196

Spain 4.0%
Telecommunication Services 1.6%
Telefonica S.A.	2,431	55,207
Utilities 2.4%
Iberdrola S.A.	10,607	86,495

		141,702

Switzerland 2.4%
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Novartis AG — Reg’d	2,102	85,567

Taiwan 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	37,000	60,724

United Kingdom 15.3%
Automobiles & Components 0.5%
GKN plc	7,886	16,137
Energy 6.1%
BP plc	15,112	119,412
Royal Dutch Shell plc, Class A	3,972	99,527

		218,939
Food, Beverage & Tobacco 2.6%
Unilever plc	3,918	92,081
Insurance 0.7%
Aviva plc	4,416	24,864
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
GlaxoSmithKline plc	6,994	123,537
Telecommunication Services 1.9%
Vodafone Group plc	35,302	68,660

		544,218

United States 34.8%
Banks 0.7%
Wells Fargo & Co.	1,055	25,594
Capital Goods 3.7%
3M Co.	1,100	66,110
General Electric Co.	5,700	66,804

		132,914
Diversified Financials 1.8%
Bank of America Corp.	4,950	65,340
Energy 3.0%
Chevron Corp.	1,600	106,000
Food, Beverage & Tobacco 6.5%
ConAgra Foods, Inc.	4,500	85,770
General Mills, Inc.	1,000	56,020
H.J. Heinz Co.	2,500	89,250

		231,040
Materials 1.2%
Alcoa, Inc.	4,100	42,353
Media 0.4%
CBS Corp., Class B	2,100	14,532
Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Johnson & Johnson	800	45,440
Merck & Co., Inc.	2,600	72,696
Pfizer, Inc.	4,200	63,000
Wyeth	2,700	122,553

		303,689
Retailing 2.3%
Genuine Parts Co.	2,400	80,544
Software & Services 3.1%
Microsoft Corp.	4,600	109,342
Telecommunication Services 3.6%
AT&T, Inc.	2,200	54,648
Verizon Communications, Inc.	2,400	73,752

		128,400

		1,239,748

Total Common Stock (Cost $4,860,827)		3,495,556

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b) *	3,366	—

Total Rights (Cost $—)		—

Other Investment Company 1.5% of net assets

United States 1.5%
State Street Institutional Liquid Reserves Fund — Institutional Class	51,087	51,087

Total Other Investment Company (Cost $51,087)		51,087

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $4,911,930 and the unrealized appreciation and depreciation were $34,405 and ($1,399,692), respectively, with a net unrealized depreciation of ($1,365,287).
At 06/30/09, the values of certain foreign securities held by the fund aggregating $2,255,808 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

2

Laudus Mondrian Global Equity Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
CVA — Dutch Certificate
Reg’d — Registered
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stock — (a)	$—	$2,255,808	$—	$2,255,808
United States— (a)	1,239,748	—	—	1,239,748
Other Investment Company	51,087	—	—	51,087

Total	$1,290,835	$2,255,808	$—	$3,546,643

(a)	as categorized in Portfolio Holdings
REG46278JUN09 — 00

3

Laudus Trust
Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

87.7%	Common Stock	58,583,766	56,471,633
0.1%	Foreign Common Stock	45,230	48,282
13.0%	Short-Term Investment	8,343,697	8,343,697

100.8%	Total Investments	66,972,693	64,863,612
(69.6)%	Short Sales	(44,529,476)	(44,829,379)
69.2%	Deposits with broker and custodian bank for securities sold short	44,579,965	44,579,965
(0.4)%	Other Assets and Liabilities, Net		(226,660)

100.0%	Net Assets		64,387,538

	Number of	Value
Security	Shares	($)

Common Stock (a) 87.7% of net assets

Automobiles & Components 0.0%
Exide Technologies *	7,300	27,229

Banks 4.8%
PNC Financial Services Group, Inc.	8,700	337,647
U.S. Bancorp	57,400	1,028,608
Wells Fargo & Co.	69,900	1,695,774

		3,062,029

Capital Goods 8.6%
Aircastle Ltd.	17,823	130,999
Curtiss-Wright Corp.	2,700	80,271
Dover Corp.	9,800	324,282
Federal Signal Corp.	6,700	51,255
General Cable Corp. *	3,100	116,498
General Dynamics Corp.	34,600	1,916,494
Goodrich Corp.	11,200	559,664
L-3 Communications Holdings, Inc.	12,800	888,064
Masco Corp.	10,600	101,548
Navistar International Corp. *	3,800	165,680
Oshkosh Corp.	4,900	71,246
Rockwell Collins, Inc.	8,800	367,224
Seaboard Corp.	200	224,400
Teledyne Technologies, Inc. *	2,300	75,325
Tutor Perini Corp. *	3,300	57,288
URS Corp. *	6,400	316,928
W.W. Grainger, Inc.	1,300	106,444

		5,553,610

Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	1,100	19,877
ATC Technology Corp. *	2,100	30,450
Deluxe Corp.	7,600	97,356
Kelly Services, Inc., Class A	19,274	211,050
Kforce, Inc. *	2,300	19,021
Manpower, Inc.	4,600	194,764
MPS Group, Inc. *	7,200	55,008
United Stationers, Inc. *	2,300	80,224
Waste Management, Inc.	200	5,632

		713,382

Consumer Durables & Apparel 1.1%
American Greetings Corp., Class A	3,900	45,552
Blyth, Inc.	600	19,674
Hasbro, Inc.	6,500	157,560
Mohawk Industries, Inc. *	5,300	189,104
Newell Rubbermaid, Inc.	11,700	121,797
Phillips-Van Heusen Corp.	3,200	91,808
UniFirst Corp.	2,000	74,340

		699,835

Consumer Services 6.4%
Apollo Group, Inc., Class A *	3,900	277,368
Bob Evans Farms, Inc.	4,300	123,582
Brinker International, Inc.	8,500	144,755
CEC Entertainment, Inc. *	2,900	85,492
Cracker Barrel Old Country Store, Inc.	6,720	187,488
McDonald’s Corp.	27,000	1,552,230
Regis Corp.	6,100	106,201
Sonic Corp. *	8,300	83,249
Yum! Brands, Inc.	46,900	1,563,646

		4,124,011

Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	2,300	133,837
Ameriprise Financial, Inc.	12,200	296,094
Calamos Asset Management, Inc., Class A	1,500	21,165
JPMorgan Chase & Co.	69,200	2,360,412
Northern Trust Corp.	3,600	193,248
The Nasdaq OMX Group, Inc. *	7,300	155,563

		3,160,319

Energy 7.3%
Chevron Corp.	35,100	2,325,375
Cimarex Energy Co.	4,600	130,364
Diamond Offshore Drilling, Inc.	3,600	298,980
Exterran Holdings, Inc. *	3,800	60,952
Global Industries Ltd. *	7,700	43,582
Helix Energy Solutions Group, Inc. *	7,100	77,177

1

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Plains Exploration & Production Co. *	6,300	172,368
Southwestern Energy Co. *	27,500	1,068,375
Swift Energy Co. *	2,200	36,630
TETRA Technologies, Inc. *	5,200	41,392
Tidewater, Inc.	9,700	415,839

		4,671,034

Food & Staples Retailing 0.1%
Winn-Dixie Stores, Inc. *	7,200	90,288

Food, Beverage & Tobacco 1.7%
ConAgra Foods, Inc.	6,100	116,266
Del Monte Foods Co.	13,300	124,754
Philip Morris International, Inc.	6,000	261,720
Ralcorp Holdings, Inc. *	3,400	207,128
Tyson Foods, Inc., Class A	30,300	382,083

		1,091,951

Health Care Equipment & Services 4.1%
AMERIGROUP Corp. *	6,200	166,470
Baxter International, Inc.	21,500	1,138,640
Beckman Coulter, Inc.	3,700	211,418
Coventry Health Care, Inc. *	1,500	28,065
Health Net, Inc. *	9,000	139,950
Inverness Medical Innovations, Inc. *	7,800	277,524
Kindred Healthcare, Inc. *	3,300	40,821
Kinetic Concepts, Inc. *	5,300	144,425
Odyssey Healthcare, Inc. *	4,800	49,344
Omnicare, Inc.	8,200	211,232
Orthofix International N.V. *	2,300	57,523
Teleflex, Inc.	2,400	107,592
Wright Medical Group, Inc. *	2,700	43,902

		2,616,906

Household & Personal Products 1.9%
Colgate-Palmolive Co.	9,600	679,104
Energizer Holdings, Inc. *	3,400	177,616
Kimberly-Clark Corp.	3,800	199,234
Nu Skin Enterprises, Inc.	5,000	76,500
The Clorox Co.	1,500	83,745

		1,216,199

Insurance 1.5%
American Equity Investment Life Holding Co.	4,300	23,994
Argo Group International Holdings Ltd. *	3,100	87,482
Aspen Insurance Holdings Ltd.	8,000	178,720
Endurance Specialty Holdings Ltd.	1,400	41,020
PartnerRe Ltd.	3,800	246,810
Willis Group Holdings, Ltd.	16,000	411,680

		989,706

Materials 2.2%
Arch Chemicals, Inc.	200	4,918
Clearwater Paper Corp. *	900	22,761
Coeur d’Alene Mines Corp. *	4,400	54,120
Cytec Industries, Inc.	3,100	57,722
Myers Industries, Inc.	2,800	23,296
Nalco Holding Co.	7,900	133,036
Praxair, Inc.	7,100	504,597
Rock-Tenn Co., Class A	2,600	99,216
Sealed Air Corp.	9,300	171,585
The Lubrizol Corp.	4,200	198,702
The Scotts Miracle-Gro Co., Class A	3,600	126,180

		1,396,133

Media 2.9%
Discovery Communications, Inc., Series A *	200	4,510
DISH Network Corp., Class A *	11,300	183,173
Harte-Hanks, Inc.	4,600	42,550
Knology, Inc. *	2,400	20,712
Mediacom Communications Corp., Class A *	5,000	25,550
Scholastic Corp.	2,900	57,391
The Walt Disney Co.	58,400	1,362,472
The Washington Post Co., Class B	500	176,090

		1,872,448

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Bristol-Myers Squibb Co.	41,800	848,958
Forest Laboratories, Inc. *	1,000	25,110
Gilead Sciences, Inc. *	38,600	1,808,024
Johnson & Johnson	10,000	568,000
Medicis Pharmaceutical Corp., Class A	7,000	114,240
Merck & Co., Inc.	9,000	251,640
Mylan, Inc. *	32,400	422,820
Par Pharmaceutical Cos., Inc. *	2,700	40,905
Pfizer, Inc.	41,700	625,500
The Medicines Co. *	4,100	34,399

		4,739,596

Real Estate 0.0%
DuPont Fabros Technology, Inc.	1,000	9,420

Retailing 6.4%
Amazon.com, Inc. *	10,100	844,966
AutoNation, Inc. *	16,000	277,600
AutoZone, Inc. *	4,900	740,439
Barnes & Noble, Inc.	5,100	105,213
Big Lots, Inc. *	10,499	220,794
Cabela’s, Inc. *	5,100	62,730
Conn’s, Inc. *	800	10,000
Dollar Tree, Inc. *	9,300	391,530
Expedia, Inc. *	10,600	160,166
Fred’s, Inc., Class A	6,500	81,900
Genesco, Inc. *	1,400	26,278
Jo-Ann Stores, Inc. *	18,600	384,462
Priceline.com, Inc. *	3,876	432,368
RadioShack Corp.	18,500	258,260
Rent-A-Center, Inc. *	8,100	144,423

		4,141,129

2

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Semiconductors & Semiconductor Equipment 3.4%
Actel Corp. *	3,200	34,336
Advanced Micro Devices, Inc. *	37,800	146,286
Amkor Technology, Inc. *	9,000	42,570
Atmel Corp. *	36,600	136,518
Brooks Automation, Inc. *	6,100	27,328
Cirrus Logic, Inc. *	7,000	31,500
Cypress Semiconductor Corp. *	12,400	114,080
Exar Corp. *	5,600	40,264
Fairchild Semiconductor International, Inc. *	11,100	77,589
Integrated Device Technology, Inc. *	89,451	540,284
Intersil Corp., Class A	8,700	109,359
LSI Corp. *	39,400	179,664
Micron Technology, Inc. *	34,200	173,052
Novellus Systems, Inc. *	6,800	113,560
ON Semiconductor Corp. *	22,500	154,350
Teradyne, Inc. *	10,600	72,716
TriQuint Semiconductor, Inc. *	13,300	70,623
Ultratech, Inc. *	1,800	22,158
Veeco Instruments, Inc. *	1,500	17,385
Zoran Corp. *	5,300	57,770

		2,161,392

Software & Services 9.0%
Amdocs Ltd. *	11,100	238,095
BMC Software, Inc. *	19,500	658,905
CACI International, Inc., Class A *	400	17,084
Cadence Design Systems, Inc. *	7,200	42,480
Computer Sciences Corp. *	43,281	1,917,348
Convergys Corp. *	8,900	82,592
CSG Systems International, Inc. *	4,100	54,284
DST Systems, Inc. *	4,900	181,055
Fair Isaac Corp.	7,000	108,220
GSI Commerce, Inc. *	3,900	55,575
JDA Software Group, Inc. *	4,000	59,840
Lawson Software, Inc. *	105,403	588,149
Mentor Graphics Corp. *	58,320	319,010
MicroStrategy, Inc., Class A *	1,100	55,242
Novell, Inc. *	43,900	198,867
Parametric Technology Corp. *	13,900	162,491
Progress Software Corp. *	4,400	93,148
Quest Software, Inc. *	4,000	55,760
SonicWALL, Inc. *	7,300	40,004
SPSS, Inc. *	1,800	60,066
Synopsys, Inc. *	12,400	241,924
TIBCO Software, Inc. *	23,500	168,495
United Online, Inc.	57,106	371,760

		5,770,394

Technology Hardware & Equipment 10.4%
3Com Corp. *	27,900	131,409
Adaptec, Inc. *	13,700	36,305
Arris Group, Inc. *	15,300	186,048
Avocent Corp. *	6,500	90,740
Black Box Corp.	13,172	440,867
Brocade Communications Systems, Inc. *	20,400	159,528
Coherent, Inc. *	4,600	95,128
Electronics for Imaging, Inc. *	7,900	84,214
Emulex Corp. *	63,230	618,389
Harris Corp.	14,900	422,564
Harris Stratex Networks, Inc., Class A *	3,701	23,983
Hewlett-Packard Co.	49,800	1,924,770
International Business Machines Corp.	16,900	1,764,698
Lexmark International, Inc., Class A *	4,900	77,665
OSI Systems, Inc. *	1,700	35,445
QLogic Corp. *	12,800	162,304
Tekelec *	7,560	127,235
Tellabs, Inc. *	41,600	238,368
Vishay Intertechnology, Inc. *	16,000	108,640

		6,728,300

Telecommunication Services 1.0%
CenturyTel, Inc.	11,400	349,980
General Communication, Inc., Class A *	6,300	43,659
PAETEC Holding Corp. *	10,400	28,080
Premiere Global Services, Inc. *	7,400	80,216
Telephone & Data Systems, Inc.	5,400	152,820
U.S. Cellular Corp. *	400	15,380

		670,135

Transportation 0.2%
UTI Worldwide, Inc. *	12,500	142,500

Utilities 1.3%
DTE Energy Co.	13,400	428,800
ONEOK, Inc.	3,600	106,164
PG&E Corp.	5,700	219,108
PNM Resources, Inc.	6,500	69,615

		823,687

Total Common Stock (Cost $58,583,766)		56,471,633

Foreign Common Stock 0.1% of net assets

Bermuda 0.1%
Insurance 0.1%
Assured Guaranty Ltd.	3,900	48,282

Total Foreign Common Stock (Cost $45,230)		48,282

3

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 13.0% of net assets

Repurchase Agreement 13.0%
JP Morgan Chase Bank, N.A., dated 06/30/09, due 07/1/09 at 0.10% with maturity value of 8,343,720 (fully collateralized by U.S. Treasury Bill with a value of 8,683,524).	8,343,697	8,343,697

Total Short-Term Investment (Cost $8,343,697)		8,343,697

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $67,631,400 and the unrealized appreciation and depreciation were $3,745,453 and ($6,513,241), respectively, with a net unrealized depreciation of ($2,767,788).

*	Non-income producing security.

(a)	All long positions are pledged as collateral for securities sold short.

	Number of	Value
Security	Shares	($)

Short Sales 69.6% of net assets

Banks 2.4%
BB&T Corp.	15,900	349,482
Beneficial Mutual Bancorp, Inc. *	3,000	28,800
Capitol Federal Financial	1,900	72,827
Commerce Bancshares, Inc.	3,400	108,222
First Commonwealth Financial Corp.	5,600	35,504
First Financial Bancorp	2,600	19,552
First Horizon National Corp. *	14,868	178,416
FirstMerit Corp.	4,130	70,132
Glacier Bancorp, Inc.	3,200	47,264
Hancock Holding Co.	2,300	74,727
Investors Bancorp, Inc. *	5,200	47,632
Old National Bancorp	5,200	51,064
People’s United Financial, Inc.	11,400	171,456
Pinnacle Financial Partners, Inc. *	1,600	21,312
Provident Financial Services, Inc.	3,900	35,490
Roma Financial Corp.	700	8,918
Signature Bank *	1,800	48,816
TFS Financial Corp.	5,100	54,162
TrustCo Bank Corp. NY	5,400	31,914
Zions Bancorp	5,500	63,580

		1,519,270

Capital Goods 8.6%
3M Co.	11,300	679,130
Actuant Corp., Class A	4,600	56,120
American Science & Engineering, Inc.	700	48,384
Blount International, Inc. *	4,950	42,620
Bucyrus International, Inc.	4,100	117,096
Caterpillar, Inc.	35,800	1,182,832
Cubic Corp.	1,100	39,369
Donaldson Co., Inc.	3,800	131,632
Eaton Corp.	7,900	352,419
Fluor Corp.	2,000	102,580
Franklin Electric Co., Inc.	2,000	51,840
Graco, Inc.	4,700	103,494
Hexcel Corp. *	5,400	51,462
II-VI, Inc. *	2,000	44,340
Joy Global, Inc.	4,400	157,168
Kennametal, Inc.	4,200	80,556
Lincoln Electric Holdings, Inc.	2,800	100,912
Otter Tail Corp.	2,200	48,048
Polypore International, Inc. *	1,600	17,792
Raven Industries, Inc.	1,900	48,640
RBC Bearings, Inc. *	2,800	57,260
Robbins & Myers, Inc.	2,200	42,350
Spirit AeroSystems Holdings, Inc., Class A *	7,300	100,302
Sun Hydraulics Corp.	1,500	24,255
Terex Corp. *	6,500	78,455
Textron, Inc.	14,029	135,520
The Boeing Co.	37,600	1,598,000
The Gorman-Rupp Co.	1,400	28,238
Woodward Governor Co.	2,200	43,560

		5,564,374

Commercial & Professional Supplies 0.9%
American Ecology Corp.	1,400	25,088
Covanta Holding Corp. *	5,400	91,584
Monster Worldwide, Inc. *	9,900	116,919
Robert Half International, Inc.	9,800	231,476
The Advisory Board Co. *	800	20,560
Watson Wyatt Worldwide, Inc., Class A	1,900	71,307

		556,934

Consumer Durables & Apparel 0.3%
Garmin Ltd.	7,100	169,122
K-Swiss, Inc., Class A	1,800	15,300
Weyco Group, Inc.	600	13,854

		198,276

Consumer Services 1.2%
Capella Education Co. *	1,900	113,905
DeVry, Inc.	2,500	125,100
International Game Technology	11,600	184,440
K12, Inc. *	800	17,240
Matthews International Corp., Class A	3,000	93,360
Strayer Education, Inc.	1,100	239,921

		773,966

4

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Diversified Financials 2.5%
Eaton Vance Corp.	7,000	187,250
Financial Federal Corp.	3,200	65,760
IntercontinentalExchange, Inc. *	4,500	514,080
Leucadia National Corp. *	11,200	236,208
MSCI, Inc., Class A *	1,400	34,216
PICO Holdings, Inc. *	1,100	31,570
T. Rowe Price Group, Inc.	12,300	512,541
Teton Advisors, Inc. (a)(b) *	15	—
Westwood Holdings Group, Inc.	500	20,905

		1,602,530

Energy 11.3%
Arch Coal, Inc.	6,600	101,442
Atlas America, Inc.	2,100	37,527
Carrizo Oil & Gas, Inc. *	2,700	46,305
Comstock Resources, Inc. *	3,000	99,150
ConocoPhillips	46,600	1,959,996
Continental Resources, Inc. *	4,200	116,550
Denbury Resources, Inc. *	12,100	178,233
EXCO Resources, Inc. *	10,951	141,487
Goodrich Petroleum Corp. *	2,800	68,852
GulfMark Offshore, Inc. *	1,500	41,400
Helmerich & Payne, Inc.	3,900	120,393
Matrix Service Co. *	1,800	20,664
Murphy Oil Corp.	2,000	108,640
National-Oilwell Varco, Inc. *	19,900	649,934
Occidental Petroleum Corp.	1,400	92,134
Petrohawk Energy Corp. *	1,700	37,910
Rosetta Resources, Inc. *	5,500	48,125
Schlumberger Ltd.	36,200	1,958,782
Smith International, Inc.	11,900	306,425
Spectra Energy Corp.	37,300	631,116
Superior Energy Services, Inc. *	4,000	69,080
Tesoro Corp.	5,000	63,650
Ultra Petroleum Corp. *	4,300	167,700
Valero Energy Corp.	5,500	92,895
Whiting Petroleum Corp. *	2,700	94,932

		7,253,322

Food, Beverage & Tobacco 0.4%
Central European Distribution Corp. *	4,900	130,193
Coca-Cola Enterprises, Inc.	5,500	91,575
Darling International, Inc. *	5,900	38,940
Farmer Brothers Co.	600	13,728

		274,436

Health Care Equipment & Services 3.0%
Abaxis, Inc. *	1,700	34,918
ABIOMED, Inc. *	2,400	21,168
Air Methods Corp. *	900	24,624
Align Technology, Inc. *	6,800	72,080
athenahealth, Inc. *	1,600	59,216
Conceptus, Inc. *	2,600	43,940
Cyberonics, Inc. *	3,100	51,553
Dexcom, Inc. *	2,800	17,332
Eclipsys Corp. *	5,600	99,568
Genoptix, Inc. *	800	25,592
Gentiva Health Services, Inc. *	2,300	37,858
HEALTHSOUTH Corp. *	6,500	93,860
HMS Holdings Corp. *	6,670	271,603
Immucor, Inc. *	3,600	49,536
Intuitive Surgical, Inc. *	2,300	376,418
Landauer, Inc.	700	42,938
Meridian Bioscience, Inc.	3,300	74,514
Neogen Corp *	1,300	37,674
Owens & Minor, Inc.	2,600	113,932
Psychiatric Solutions, Inc. *	4,000	90,960
Quidel Corp. *	2,600	37,856
ResMed, Inc. *	2,700	109,971
Sun Healthcare Group, Inc. *	3,700	31,228
Thoratec Corp. *	2,700	72,306
Volcano Corp. *	3,200	44,736

		1,935,381

Household & Personal Products 1.0%
Chattem, Inc. *	800	54,480
The Procter & Gamble Co.	11,900	608,090

		662,570

Insurance 0.9%
American Physicians Capital, Inc.	600	23,496
Brown & Brown, Inc.	400	7,972
eHealth, Inc. *	2,200	38,852
Employers Holdings, Inc.	3,600	48,780
Erie Indemnity Co., Class A	1,700	60,792
Fidelity National Financial, Inc., Class A	1,700	23,001
National Interstate Corp.	600	9,108
Odyssey Re Holdings Corp.	1,500	59,970
Presidential Life Corp.	1,900	14,383
ProAssurance Corp. *	1,500	69,315
RLI Corp.	1,200	53,760
State Auto Financial Corp.	1,300	22,750
The Navigators Group, Inc. *	1,000	44,430
Torchmark Corp.	3,300	122,232

		598,841

Materials 6.2%
AK Steel Holding Corp.	6,700	128,573
Allegheny Technologies, Inc.	4,400	153,692
Celanese Corp., Series A	8,700	206,625
Cliffs Natural Resources, Inc.	5,100	124,797
Deltic Timber Corp.	1,200	42,564
Eagle Materials, Inc.	1,000	25,240
Freeport-McMoRan Copper & Gold, Inc.	17,600	881,936
Intrepid Potash, Inc. *	2,600	73,008
Monsanto Co.	16,200	1,204,308
Reliance Steel & Aluminum Co.	5,200	199,628
Schnitzer Steel Industries, Inc., Class A	2,000	105,720
Southern Copper Corp.	10,500	214,620
Steel Dynamics, Inc.	8,900	131,097
The Mosaic Co.	5,300	234,790
Walter Energy, Inc.	2,300	83,352

5

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Weyerhaeuser Co.	6,400	194,752

		4,004,702

Media 1.9%
CKX, Inc. *	4,800	34,032
CTC Media, Inc. *	6,400	75,648
National CineMedia, Inc.	5,200	71,552
News Corp., Class A	91,500	833,565
Regal Entertainment Group, Class A	2,800	37,212
Scripps Networks Interactive, Class A	5,100	141,933
Value Line, Inc.	200	6,574
World Wrestling Entertainment, Inc., Class A	3,300	41,448

		1,241,964

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Abraxis BioScience, Inc. *	500	18,430
Alexion Pharmaceuticals, Inc. *	3,000	123,360
Alkermes, Inc. *	5,400	58,428
Allos Therapeutics, Inc. *	7,700	63,833
Amylin Pharmaceuticals, Inc. *	500	6,750
Auxilium Pharmaceuticals, Inc. *	2,500	78,450
BioMarin Pharmaceuticals, Inc. *	4,300	67,123
Celgene Corp. *	12,100	578,864
Cepheid, Inc. *	6,900	64,998
Covance, Inc. *	2,400	118,080
Cubist Pharmaceuticals, Inc. *	3,100	56,823
Eli Lilly & Co.	51,900	1,797,816
Exelixis, Inc. *	83,970	408,934
Halozyme Therapeutics, Inc. *	4,400	30,668
Luminex Corp. *	3,500	64,890
Momenta Pharmaceuticals, Inc. *	2,300	27,669
Myriad Genetics, Inc. *	3,400	121,210
Myriad Pharmaceuticals W/I *	850	3,952
OSI Pharmaceuticals, Inc. *	2,400	67,752
PDL BioPharma, Inc.	6,700	52,930
Pharmasset, Inc. *	1,500	16,875
Questcor Pharmaceuticals, Inc. *	6,500	32,500
Savient Pharmaceuticals, Inc. *	5,000	69,300
Seattle Genetics, Inc. *	5,200	50,544
Sucampo Pharmaceuticals, Inc., Class A *	700	4,319
Theravance, Inc. *	3,200	46,848
VIVUS, Inc. *	4,600	27,968
XenoPort, Inc. *	2,300	53,291

		4,112,605

Real Estate 0.8%
CB Richard Ellis Group, Inc., Class A *	12,000	112,320
Forest City Enterprises, Inc., Class A	11,780	77,748
Forestar Group, Inc. *	4,200	49,896
Tejon Ranch Co. *	4,980	131,920
The St. Joe Co. *	5,200	137,748

		509,632

Retailing 0.0%
Zumiez, Inc. *	1,900	15,219

Semiconductors & Semiconductor Equipment 5.5%
Altera Corp.	9,900	161,172
Applied Materials, Inc.	63,800	699,886
Intel Corp.	123,100	2,037,305
Linear Technology Corp.	7,300	170,455
MEMC Electronic Materials, Inc. *	8,100	144,261
NVIDIA Corp. *	28,900	326,281

		3,539,360

Software & Services 6.2%
Cass Information Systems, Inc.	500	16,370
comScore, Inc. *	2,600	34,632
DealerTrack Holdings, Inc. *	25,000	425,000
Electronic Arts, Inc. *	17,800	386,616
Equinix, Inc. *	1,300	94,562
Google, Inc., Class A *	4,520	1,905,587
IAC/InterActiveCorp. *	3,700	59,385
Lender Processing Services, Inc.	3,300	91,641
MasterCard, Inc., Class A	2,200	368,082
Mercadolibre, Inc. *	2,800	75,264
Salesforce.com, Inc. *	6,600	251,922
Synchronoss Technologies, Inc. *	2,300	28,221
TeleCommunication Systems, Inc., Class A *	2,800	19,908
TiVo, Inc. *	6,100	63,928
VASCO Data Security International, Inc. *	2,800	20,468
VMware, Inc., Class A *	3,500	95,445
Vocus, Inc. *	2,100	41,496

		3,978,527

Technology Hardware & Equipment 6.3%
Apple, Inc. *	8,200	1,167,926
Ciena Corp. *	4,800	49,680
Cisco Systems, Inc. *	60,000	1,118,400
Compellent Technologies Inc *	1,300	19,825
Corning, Inc.	84,100	1,350,646
DG FastChannel, Inc. *	200	3,660
Echelon Corp. *	3,500	29,680
FLIR Systems, Inc. *	7,600	171,456
Infinera Corp. *	5,700	52,041
Itron, Inc. *	1,800	99,126

		4,062,440

Telecommunication Services 0.1%
Iowa Telecommunications Services, Inc.	2,100	26,271
Shenandoah Telecommunications Co.	1,600	32,464

		58,735

Transportation 2.8%
Copa Holdings S.A., Class A	1,700	69,394
Forward Air Corp.	2,100	44,772
Heartland Express, Inc.	900	13,248
JetBlue Airways Corp. *	11,600	49,532

6

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

United Parcel Service, Inc., Class B	32,500	1,624,675

		1,801,621

Utilities 0.9%
ALLETE, Inc.	800	23,000
Cleco Corp.	2,800	62,776
Hawaiian Electric Industries, Inc.	4,100	78,146
ITC Holdings Corp.	2,000	90,720
NSTAR	4,300	138,073
Ormat Technologies, Inc.	1,200	48,372
Piedmont Natural Gas Co., Inc.	3,100	74,741
South Jersey Industries, Inc.	1,400	48,846

		564,674

Total Short Sales (Proceeds $44,529,476)		44,829,379

End of short sale positions.

*	Non-income producing security

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

7

Laudus Rosenberg Long/Short Equity Fund
Portfolio Holdings (Unaudited) continued
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$56,471,633	$—	$—	$56,471,633
Foreign Common Stock — (a)	48,282	—	—	48,282
Short-Term Investment	—	8,343,697	—	8,343,697

Total	$56,519,915	$8,343,697	$—	$64,863,612

LIABILITIES VALUATION INPUT

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short Sales — (a)	($44,829,379)	$—	$—	($44,829,379)

Total	($44,829,379)	$—	$—	($44,829,379)

(a)	as categorized in Portfolio Holdings
REG46273JUN09 — 00

8

Laudus Trust
Laudus Rosenberg International Small Capitalization FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	432,184,544	385,479,941
0.4%	Preferred Stock	2,633,043	1,500,209
—%	Rights	—	37,073
—%	Warrants	—	361
1.4%	Other Investment Company	5,578,636	5,578,636

98.8%	Total Investments	440,396,223	392,596,220
1.2%	Other Assets and Liabilities, Net		4,660,772

100.0%	Net Assets		397,256,992

	Number of	Value
Security	Shares	($)

Common Stock 97.0% of net assets

Australia 4.1%
Banks 0.0%
Bank of Queensland Ltd.	7,200	52,526
RHG Ltd. *	39,600	16,409

		68,935
Capital Goods 0.3%
Crane Group Ltd.	7,339	59,891
Emeco Holdings Ltd.	1,056,499	343,807
GWA International Ltd.	34,700	63,999
Monadelphous Group Ltd.	16,087	153,965
United Group Ltd.	55,300	459,819

		1,081,481
Commercial & Professional Supplies 0.4%
Cabcharge Australia Ltd.	20,000	82,880
Campbell Brothers Ltd.	1,474	24,494
Coffey International Ltd.	19,000	28,916
Corporate Express Australia Ltd.	54,267	162,256
Downer EDI Ltd.	141,123	634,610
SAI Global Ltd.	4,160	9,548
Salmat Ltd.	102,100	295,458
Spotless Group Ltd.	221,217	400,825

		1,638,987
Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	1,500	7,745
Consumer Services 0.2%
Crown Ltd.	33,350	194,362
Flight Centre Ltd.	12,310	85,545
Navitas Ltd.	312,611	686,770

		966,677
Diversified Financials 0.0%
Perpetual Ltd.	400	9,173
Energy 0.4%
Australian Worldwide Exploration Ltd. *	17,000	34,968
Beach Petroleum Ltd.	1,086,500	686,933
Carnarvon Petroleum Ltd. *	645,400	420,372
Extract Resources Ltd. *	18,097	94,390
Neptune Marine Services Ltd. *	27,412	11,864
Pan Pacific Petroleum NL	696,700	263,324
Whitehaven Coal Ltd.	5,200	13,096

		1,524,947
Food & Staples Retailing 0.1%
ABB Grain Ltd.	3,200	23,957
AWB Ltd.	247,300	234,115

		258,072
Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd.	1,025,800	1,076,105
GrainCorp Ltd. *	800	4,655

		1,080,760
Health Care Equipment & Services 0.7%
Australian Pharmaceutical Industries Ltd.	38,900	17,837
Healthscope Ltd.	76,300	269,631
IBA Health Group Ltd. *	717,381	371,379
Primary Health Care Ltd.	38,500	162,411
Ramsay Health Care Ltd.	103,680	962,846
Sigma Pharmaceuticals Ltd.	1,037,200	1,017,557

		2,801,661
Materials 0.5%
Brickworks Ltd.	3,100	34,351
Centamin Egypt Ltd. *	66,900	96,273
Dominion Mining Ltd.	109,600	405,368
Gunns Ltd.	358,073	308,178
Iluka Resources Ltd. *	78,000	179,094
Independence Group NL	6,900	25,563
Kingsgate Consolidated Ltd. *	53,800	288,503
Sino Gold Mining Ltd. *	89,600	371,736
TFS Corp., Ltd.	346,389	328,551

		2,037,617
Media 0.2%
Amalgamated Holdings Ltd.	98,998	342,993
Austereo Group Ltd.	205,600	231,998
Consolidated Media Holdings Ltd.	31,100	56,678
Macquarie Media Group Ltd.	41,398	43,843
Mitchell Communications Group Ltd.	131,400	65,676
REA Group Ltd. *	1,600	7,682

		748,870
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Pharmaxis Ltd. *	18,200	35,208

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Sirtex Medical Ltd. *	1,800	4,856
		40,064
Real Estate 0.1%
Bunnings Warehouse Property Trust	80,161	104,871
ING Office Fund	1,112,079	410,909
Macquarie Office Trust	211,600	35,561

		551,341
Retailing 0.7%
ARB Corp., Ltd.	14,900	42,603
David Jones Ltd.	262,500	958,270
JB Hi-Fi Ltd.	100,900	1,246,449
OrotonGroup Ltd.	1,800	4,854
Super Cheap Auto Group Ltd.	40,000	118,836
The Reject Shop Ltd.	44,250	417,447
Wotif.com Holdings Ltd.	1,563	5,908

		2,794,367
Software & Services 0.1%
Iress Market Technology Ltd.	76,078	442,787
Technology One Ltd.	16,001	10,495

		453,282
Telecommunication Services 0.1%
iiNET Ltd.	153,779	214,014
Utilities 0.0%
Energy Developments Ltd.	37,932	61,142

		16,339,135

Austria 0.2%
Capital Goods 0.0%
Strabag SE	1,400	31,054
Consumer Durables & Apparel 0.0%
Linz Textil Holding AG (b)	76	10,662
Real Estate 0.2%
Conwert Immobilien Invest SE *	90,421	731,970
Software & Services 0.0%
S&T System Integration & Technology Distribution AG *	2,314	30,418

		804,104

Belgium 2.7%
Capital Goods 0.0%
Societe Anonyme Belge de Constructions Aeronautques	681	13,829
Diversified Financials 0.2%
Banque Nationale de Belgique	219	708,559
Food & Staples Retailing 0.8%
Delhaize Group	45,132	3,177,467
Health Care Equipment & Services 0.4%
Omega Pharma S.A.	49,994	1,661,211
Materials 0.8%
Solvay S.A.	4,258	360,210
Tessenderlo Chemie N.V.	83,833	2,674,996

		3,035,206
Real Estate 0.1%
Cofinimmo	3,697	431,056
Retailing 0.4%
S.A. D’Ieteren N.V.	7,336	1,511,237

		10,538,565

Bermuda 0.1%
Consumer Durables & Apparel 0.0%
Man Wah Holdings Ltd.	138,000	21,365
Victory City International Holdings Ltd.	460,000	57,568

		78,933
Retailing 0.0%
Integrated Distribution Services Group Ltd.	4,000	5,362
Software & Services 0.1%
Hi Sun Technology (China) Ltd. *	1,712,000	283,896

		368,191

Canada 6.1%
Banks 0.3%
Canadian Western Bank	4,220	61,460
Home Capital Group, Inc.	10,478	272,140
Laurentian Bank of Canada	21,802	657,537

		991,137
Capital Goods 0.2%
Finning International, Inc.	25,100	362,533
Toromont Industries Ltd.	18,860	386,718

		749,251
Commercial & Professional Supplies 0.4%
IESI-BFC Ltd.	49,600	571,414
Stantec, Inc. *	34,276	824,816

		1,396,230
Consumer Durables & Apparel 0.0%
Dorel Industries, Inc., Class B	4,147	95,836
Consumer Services 0.0%
Keystone North America, Inc.	725	20,438
Energy 0.8%
AltaGas Income Trust	33,640	464,190
Enerplus Resources Fund	11,700	252,780
Ensign Energy Services, Inc.	5,740	83,893
Harvest Energy Trust	5,200	28,299
Keyera Facilities Income Fund	11,114	189,955
Mullen Group Ltd.	51,897	559,059
Nuvista Energy Ltd *	39,990	352,403
Progress Energy Resources Corp.	23,680	206,842
Provident Energy Trust	91,163	456,148

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Savanna Energy Services Corp.	96,097	503,143
ShawCor Ltd., Class A	2,000	34,613
Uranium One, Inc. *	15,600	35,810

		3,167,135
Food & Staples Retailing 0.3%
Alimentation Couche Tard, Inc., Class B	70,373	851,265
Empire Co., Ltd., Class A	10,948	398,143

		1,249,408
Food, Beverage & Tobacco 0.2%
Maple Leaf Foods, Inc.	84,604	635,721
Materials 1.6%
Alamos Gold, Inc. *	13,288	109,215
Canfor Corp. *	124,542	535,365
CCL Industries, Inc., Class B	1,200	23,698
Corriente Resources, Inc., Class A *	60,941	384,041
First Quantum Minerals Ltd.	2,900	140,244
Gammon Gold, Inc. *	84,770	561,174
Golden Star Resources Ltd. *	39,514	81,532
HudBay Minerals, Inc. *	93,659	618,408
IAMGOLD Corp.	127,000	1,286,214
Inmet Mining Corp.	17,300	634,648
Methanex Corp.	4,800	58,228
New Gold, Inc. *	86,100	227,991
Northgate Minerals Corp. *	55,674	118,226
PAN American Silver Corp. *	9,700	179,881
Queenston Mining, Inc. *	1,200	4,601
SEMAFO, Inc. *	54,676	99,185
Sherritt International Corp.	78,000	351,391
Silver Standard Resources, Inc. *	4,500	85,771
Sino-Forest Corp. *	37,800	402,975
West Fraser Timber Co., Ltd.	25,018	504,167

		6,406,955
Media 0.6%
Astral Media, Inc.	28,782	735,912
Corus Entertainment, Inc., Class B	55,896	713,627
Quebecor, Inc., Class B	37,320	635,289
Yellow Pages Income Fund	79,300	364,747

		2,449,575
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Biovail Corp.	63,309	850,180
MDS, Inc. *	99,800	524,247

		1,374,427
Real Estate 0.3%
Calloway Real Estate Investment Trust	43,400	479,092
MI Developments, Inc., Class A	73,287	566,436

		1,045,528
Retailing 0.3%
Leon’s Furniture Ltd.	59,000	517,388
RONA, Inc. *	64,362	705,512

		1,222,900
Software & Services 0.4%
CGI Group, Inc., Class A *	40,960	364,120
MacDonald, Dettwiler & Associates Ltd. *	14,544	331,355
Open Text Corp. *	24,395	891,362

		1,586,837
Technology Hardware & Equipment 0.2%
Celestica, Inc. *	120,841	818,662
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	12,830	375,805
Transportation 0.0%
Westshore Terminals Income Fund	17,126	169,913
Utilities 0.1%
ATCO Ltd., Class I	14,226	481,273

		24,237,031

Cayman Islands 0.3%
Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	110,000	19,765
Xinyi Glass Holdings Co., Ltd.	79,000	67,754

		87,519
Consumer Durables & Apparel 0.1%
Daphne International Holdings Ltd.	184,000	96,509
Eagle Nice (International) Holdings Ltd.	494,000	130,320
Stella International Holdings Ltd.	14,000	22,533

		249,362
Materials 0.0%
Yip’s Chemical Holdings Ltd.	2,000	1,015
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Shineway Pharmaceutical Group Ltd.	18,000	18,150
Real Estate 0.1%
Far East Consortium International Ltd.	598,000	126,856
HKR International Ltd.	878,400	361,347
New World China Land Ltd.	213,600	118,093

		606,296
Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	58,000	13,473
Utilities 0.1%
Towngas China Co., Ltd.	775,000	261,413

		1,237,228

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

China 0.3%
Consumer Durables & Apparel 0.1%
Weiqiao Textile Co., Ltd., Class H	927,000	477,419
Technology Hardware & Equipment 0.0%
Great Wall Technology Co., Ltd., Class H	6,000	1,608
Transportation 0.2%
Sichuan Expressway Co., Ltd., Class H *	1,964,667	807,856

		1,286,883

Denmark 1.0%
Banks 0.4%
Ostjydsk Bank A/S *	658	38,033
Sydbank A/S *	70,822	1,632,260

		1,670,293
Capital Goods 0.1%
Monberg & Thorsen A/S, Class B *	6,378	201,299
Materials 0.5%
Auriga Industries A/S, Class B	106,963	1,855,835
Real Estate 0.0%
TK Development A/S *	23,503	117,323
Transportation 0.0%
DFDS A/S *	3,259	173,569

		4,018,319

Finland 2.5%
Capital Goods 0.6%
Cramo Oyj	169,408	1,701,347
Larox Oyj	23,725	213,305
Lemminkainen Oyj	2,366	63,102
PKC Group Oyj	42,696	215,972

		2,193,726
Food, Beverage & Tobacco 0.2%
HKScan Oyj	52,850	652,222
Materials 0.7%
Huhtamaki Oyj	41,463	428,284
Kemira Oyj	266,797	2,548,749

		2,977,033
Real Estate 0.0%
Citycon Oyj	51,061	133,348
Semiconductors & Semiconductor Equipment 0.1%
Okmetic Oyj	60,000	227,404
Software & Services 0.9%
TietoEnator Oyj	271,918	3,618,350
Technology Hardware & Equipment 0.0%
Scanfil Oyj	45,055	123,323
Transportation 0.0%
Finnair Oyj *	21,793	115,022

		10,040,428

France 8.1%
Automobiles & Components 0.0%
Valeo S.A. *	3,057	56,453
Capital Goods 2.3%
Compagnie Industrielle et Financiere d’ Entreprises	1,750	100,531
Ginger (Groupe Ingenierie Europe) *	8,834	132,421
Securidev S.A.	356	10,425
Thales S.A.	136,502	6,128,104
Zodiac Aerospace	79,500	2,593,415

		8,964,896
Commercial & Professional Supplies 0.0%
Assystem	8,571	59,111
Teleperformance	2,500	76,309

		135,420
Consumer Durables & Apparel 0.4%
Nexity	56,316	1,689,577
Consumer Services 0.1%
Pierre & Vacances	3,129	217,929
Materials 0.0%
Gascogne	1,165	37,298
Media 2.6%
Havas S.A.	1,191,174	2,935,152
M6 Metropole Television	61,600	1,168,262
Publicis Groupe	198,236	6,068,903

		10,172,317
Real Estate 0.0%
Acanthe Developpement S.A.	8,784	13,834
Software & Services 1.8%
Altran Technologies S.A. *	425,503	1,198,146
Ausy *	10,637	213,389
Cap Gemini	100,000	3,700,932
Cegid Group	1,598	30,543
ESI Group *	9,000	132,641
GFI Informatique	55,536	222,586
Groupe Steria S.C.A.	86,239	1,588,961
Linedata Services	387	3,123
Sopra Group	2,789	103,673

		7,193,994
Technology Hardware & Equipment 0.0%
HF Co.	1,890	21,896
Transportation 0.9%
Air France-KLM	279,028	3,578,616

		32,082,230

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Germany 5.1%
Automobiles & Components 0.1%
Bertrandt AG	14,105	284,219
Capital Goods 0.8%
Bilfinger Berger AG	14,486	674,319
Duerr AG	36,328	584,877
Gesco AG	8,232	423,113
Indus Holding AG	27,639	418,488
MTU Aero Engines Holding AG	22,310	815,205
Muehlbauer Holding AG & Co.	5,460	117,333
Tognum AG	16,508	217,207
Westag & Getalit AG	2,631	41,193

		3,291,735
Commercial & Professional Supplies 0.1%
Amadeus Fire AG	16,445	242,639
CeWe Color Holding AG	7,304	244,801

		487,440
Consumer Services 0.5%
TUI AG *	276,000	2,037,768
Food, Beverage & Tobacco 0.4%
Frosta AG	4,880	119,854
Sektkellerei Schloss Wachenheim AG *	21,039	151,570
Suedzucker AG	62,866	1,274,158

		1,545,582
Health Care Equipment & Services 0.4%
Eckert & Ziegler AG	3,372	51,304
Fresenius SE	32,365	1,514,452

		1,565,756
Materials 0.6%
Aurubis AG	14,479	420,771
Lanxess	83,893	2,085,932

		2,506,703
Media 0.1%
Advanced Inflight Allianz AG	92,000	300,808
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
GeneScan Europe AG	38	874
Retailing 0.4%
Douglas Holding AG	14,908	565,476
Praktiker Bau- und
Heimwerkermaerkte Holding AG	108,205	1,055,787

		1,621,263
Semiconductors & Semiconductor Equipment 0.0%
ELMOS Semiconductor AG *	33,286	117,972
Software & Services 0.8%
Bechtle AG	15,839	298,488
REALTECH AG	10,055	88,898
Software AG	38,092	2,702,137
syzygy AG	43,243	223,557

		3,313,080
Technology Hardware & Equipment 0.2%
Euromicron AG	25,107	424,822
Funkwerk AG *	38,000	295,899

		720,721
Transportation 0.7%
D. Logistics AG	159,124	261,176
Deutsche Lufthansa AG — Reg’d	180,900	2,271,850

		2,533,026

		20,326,947

Greece 0.0%
Banks 0.0%
Bank of Greece	86	5,069

Hong Kong 2.1%
Banks 0.0%
Dah Sing Banking Group Ltd.	12,000	11,806
Dah Sing Financial Group	30,400	123,500

		135,306
Capital Goods 0.2%
Johnson Electric Holdings Ltd.	1,858,000	499,379
Miramar Hotel & Investment Co., Ltd.	89,000	85,500
Tysan Holdings Ltd.	52,000	5,767

		590,646
Consumer Durables & Apparel 0.2%
Texwinca Holdings Ltd.	824,000	655,453
USI Holdings Ltd.	391,677	113,471

		768,924
Consumer Services 0.1%
Galaxy Entertainment Group Ltd. *	20,000	5,239
Keck Seng Investments (Hong Kong) Ltd.	36,000	14,749
Mandarin Oriental International Ltd.	111,000	146,940
Star Cruises Ltd. *	423,000	57,062

		223,990
Diversified Financials 0.2%
Allied Group Ltd.	177,600	417,988
Allied Properties (H.K.) Ltd. *	1,308,000	172,222
Sun Hung Kai & Co., Ltd.	15,000	9,496

		599,706
Food, Beverage & Tobacco 0.0%
Pacific Andes (Holdings) Ltd.	445,000	70,231
Health Care Equipment & Services 0.0%
Golden Meditech Co., Ltd. *	336,000	57,959
Insurance 0.0%
Asia Financial Holdings Ltd.	526,000	160,845

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Materials 0.0%
Fushan International Energy Group Ltd. *	186,000	102,301
Media 0.0%
Television Broadcasts Ltd.	2,000	8,010
Real Estate 0.6%
Champion Real Estate Investment Trust	742,000	242,650
Great Eagle Holdings Ltd.	298,000	623,256
Hon Kwok Land Investment Co., Ltd.	38,000	9,682
Hopson Development Holdings Ltd.	24,000	36,821
Kowloon Development Co., Ltd.	388,000	341,646
Pacific Century Premium Developments Ltd. *	1,462,000	343,029
Sinolink Worldwide Holdings Ltd.	2,136,000	337,728
Tai Cheung Holdings Ltd.	35,000	19,720
Wheelock Properties Ltd.	855,000	491,507

		2,446,039
Retailing 0.2%
Aeon Stores Hong Kong Co., Ltd.	4,000	6,645
Chow Sang Sang Holdings International Ltd.	164,000	124,365
Dickson Concepts International Ltd.	399,000	169,523
Goldlion Holdings Ltd.	109,000	24,556
Sa Sa International Holdings Ltd.	90,000	33,693
Tan Chong International Ltd.	1,254,000	242,708
Wing On Co. International Ltd.	214,500	248,750

		850,240
Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	119,000	82,612
Truly International Holdings Ltd.	252,000	189,552
VTech Holdings Ltd.	1,000	6,810

		278,974
Telecommunication Services 0.2%
Asia Satellite Telecommunications Holdings Ltd.	457,500	522,432
Citic 1616 Holdings Ltd.	84,000	18,693
City Telecom (HK) Ltd.	58,000	12,387
SmarTone Telecommunications Holdings Ltd.	440,000	270,329

		823,841
Transportation 0.3%
Road King Infrastructure Ltd.	497,000	369,542
Transport International Holdings Ltd.	304,800	812,892

		1,182,434

		8,299,446

Ireland 0.1%
Capital Goods 0.1%
DCC plc	5,334	110,128
Consumer Durables & Apparel 0.0%
Abbey plc *	15,931	102,858
Materials 0.0%
Smurfit Kappa Group plc	4,473	24,189

		237,175

Italy 3.5%
Automobiles & Components 0.0%
Immsi S.p.A. *	61,098	72,924
Banks 0.4%
Banca Piccolo Credito Valtellinese Scarl	190,635	1,728,582
Banca Popolare dell’Emilia Romagna Scrl	547	7,251

		1,735,833
Capital Goods 0.1%
Astaldi S.p.A.	4,350	29,998
Irce S.p.A.	14,133	31,779
Permasteelisa S.p.A.	22,266	379,609

		441,386
Consumer Durables & Apparel 0.4%
Benetton Group S.p.A.	190,672	1,675,866
Consumer Services 0.3%
Autogrill S.p.A.	134,170	1,133,750
I Grandi Viaggi S.p.A. *	168,174	230,023

		1,363,773
Food, Beverage & Tobacco 0.4%
Davide Campari — Milano S.p.A.	178,081	1,428,312
La Doria S.p.A. *	20,301	53,841

		1,482,153
Health Care Equipment & Services 0.1%
El.En. S.p.A.	15,350	211,356
Household & Personal Products 0.0%
Mirato S.p.A. *	14,913	90,294
Insurance 0.7%
Milano Assicurazioni S.p.A.	417,818	1,389,168
Unipol Gruppo Finanziario S.p.A. *	1,069,969	1,255,237

		2,644,405
Materials 0.1%
KME Group	371,182	263,923
Media 0.3%
Mondadori (Arnoldo) Editore S.p.A. *	312,000	1,207,505
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	181,651	1,123,845
Real Estate 0.0%
Immobiliare Grande Distribuzione	57,664	100,837
Realty Vailog S.p.A. *	10,929	27,538

		128,375

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Telecommunication Services 0.2%
Fastweb *	35,760	838,803
Transportation 0.1%
Autostrada Torino-Milano S.p.A.	4,731	47,824
Autostrade Meridionali S.p.A.	216	4,254
Societa Iniziative Autostradali e Servizi S.p.A.	35,869	248,614

		300,692
Utilities 0.1%
ACEA S.p.A.	22,472	274,408

		13,855,541

Japan 24.8%
Automobiles & Components 1.0%
Ahresty Corp.	5,600	28,454
Aisan Industry Co., Ltd.	8,400	68,192
Fuji Heavy Industries Ltd.	154,000	622,179
Fuji Oozx, Inc.	1,000	2,636
Fujikura Rubber Ltd.	800	3,016
HI-LEX Corp.	72,800	628,216
Ichishin Co., Ltd.	20,000	54,229
Kanto Auto Works, Ltd.	400	3,867
Kikuchi Co., Ltd.	2,900	28,191
Murakami Corp.	2,000	8,719
Nihon Plast Co., Ltd.	12,000	38,605
Nippon Seiki Co., Ltd.	48,000	497,749
Nishikawa Rubber Co., Ltd.	3,000	20,179
Nissan Shatai Co., Ltd.	137,000	1,125,702
Nittan Valve Co., Ltd.	8,300	30,012
Piolax, Inc.	6,100	91,716
Sanoh Industrial Co., Ltd.	300	1,471
SNT Corp.	12,200	36,324
SOFT99 Corp.	29,400	136,329
Suncall Corp.	57,000	163,532
TBK Co., Ltd.	3,000	5,351
Tigers Polymer Corp.	8,500	35,695
Topre Corp.	1,000	8,188
Toyota Auto Body Co., Ltd.	2,900	52,967
Unipres Corp.	19,100	211,817
Univance Corp.	9,600	21,126
Yachiyo Industry Co., Ltd.	100	952

		3,925,414
Banks 2.5%
Sapporo Hokuyo Holdings, Inc. *	89,400	256,426
The 77 Bank Ltd.	122,000	710,315
The Aichi Bank Ltd.	17,600	1,490,399
The Bank of Nagoya Ltd.	20,000	90,338
The Bank of Saga Ltd.	15,000	51,150
The Chiba Kogyo Bank Ltd. *	78,700	777,578
The Eighteenth Bank Ltd.	324,000	997,019
The Higashi-Nippon Bank Ltd.	367,000	827,812
The Higo Bank Ltd.	35,000	208,418
The Hokuetsu Bank Ltd.	11,000	21,930
The Hyakugo Bank Ltd.	205,000	1,015,153
The Hyakujushi Bank Ltd.	16,000	77,068
The Kagawa Bank Ltd.	34,000	141,723
The Kita-Nippon Bank Ltd.	6,300	167,119
The Mie Bank Ltd.	81,000	292,980
The Minato Bank Ltd. *	1,000	1,357
The Nishi-Nippon City Bank Ltd.	79,000	199,581
The San-in Godo Bank Ltd.	156,000	1,344,886
The Taiko Bank Ltd.	63,000	123,796
The Tochigi Bank Ltd.	62,000	318,940
The Yamanashi Chuo Bank Ltd.	130,000	715,504

		9,829,492
Capital Goods 4.3%
Aichi Electric Co., Ltd.	3,000	6,467
Aida Engineering Ltd.	168,800	551,286
C-Cube Corp.	63,400	205,139
Chodai Co., Ltd.	22,500	65,650
Chudenko Corp.	71,500	1,184,137
CTI Engineering Co., Ltd.	32,000	180,634
Daiichi Kensetu Corp.	3,000	21,391
Daimei Telecom Engineering Corp.	78,000	748,083
Denkyosha Co., Ltd.	20,000	104,722
Fuji Machine Manufacturing Co., Ltd.	88,100	1,066,567
Fujitec Co., Ltd.	38,000	179,974
Fukushima Industries Corp.	14,200	101,209
Furusato Industries Ltd.	26,500	195,142
Futaba Corp.	25,200	462,592
Inabata & Co., Ltd.	18,900	76,969
Ishikawajima Transportation Machinery Co., Ltd.	42,000	166,355
Japan Pulp & Paper Co., Ltd.	131,000	402,040
JFE Shoji Holdings, Inc.	181,000	667,145
Kamei Corp.	85,000	439,496
Kanaden Corp.	70,000	353,098
Katakura Industries Co., Ltd.	2,200	19,826
Kinden Corp.	31,000	272,407
Koatsu Kogyo Co., Ltd.	19,000	53,449
Kowa Spinning Co., Ltd.	4,000	13,801
Maeda Corp.	143,000	542,933
Makino Milling Machine Co., Ltd.	5,000	16,346
Marufuji Sheet Piling Co., Ltd.	29,000	52,023
Mitani Corp.	28,100	169,180
Miyachi Corp.	23,800	161,440
Musashi Co., Ltd.	500	8,575
Nagase & Co., Ltd.	121,000	1,214,875
NEC Networks & System Integration Corp.	12,900	158,424
Nihon Decoluxe Co., Ltd.	2,000	8,491
Nishio Rent All Co., Ltd.	8,100	57,718
Nissei Plastic Industrial Co., Ltd.	48,500	154,204
Nitto Kogyo Corp.	49,700	521,524
Noritake Co., Ltd.	87,000	286,230
Ohmoto Gumi Co., Ltd.	34,000	121,450
Okaya & Co., Ltd.	500	4,789
Oki Wintech Co., Ltd.	30,000	152,163
Onoken Co., Ltd.	47,300	494,797
Sankyo Rikagaku Co., Ltd.	15,000	132,351
Sansei Yusoki Co., Ltd.	31,000	144,807
Sanso Electric Co., Ltd. *	22,000	45,674

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Sanyo Engineering & Construction, Inc.	12,000	46,391
Seibu Electric Industry Co., Ltd.	54,000	247,065
Senshu Electric Co., Ltd.	19,100	182,809
ShinMaywa Industries Ltd.	236,000	856,074
Sojitz Corp.	434,700	953,297
Solcom Co., Ltd.	1,000	3,180
Sugimoto & Co., Ltd.	2,600	23,807
Sumikin Bussan Corp.	37,000	86,965
Taisei Oncho Co., Ltd.	30,000	110,171
Taisei Rotec Corp.	152,000	254,824
Toda Corp.	10,000	40,862
Totech Corp.	34,000	108,933
Trinity Industrial Corp.	1,000	3,893
Trusco Nakayama Corp.	22,300	350,948
Tsurumi Manufacturing Co., Ltd.	11,000	68,894
Tsuzuki Denki Co., Ltd.	12,000	40,418
Uehara Sei Shoji Co., Ltd.	51,000	201,810
Wakita & Co., Ltd.	53,000	265,661
YAMABIKO Corp.	22,300	282,540
Yondenko Corp.	97,000	488,694
Yurtec Corp.	63,000	353,412

		16,956,221
Commercial & Professional Supplies 0.2%
EJ Holdings, Inc.	120	13,425
FujiStaff Holdings, Inc.	64	9,605
Kawanishi Warehouse Co., Ltd.	7,000	38,657
Kimura Unity Co., Ltd.	1,700	12,905
Kokuyo Co., Ltd.	3,500	30,646
Sohgo Security Services Co., Ltd.	13,000	136,838
Temp Holdings Co., Ltd.	2,800	23,063
Toppan Forms Co., Ltd.	36,100	462,221
Wesco, Inc.	37,300	55,789

		783,149
Consumer Durables & Apparel 1.6%
Charle Co., Ltd.	4,900	17,100
Cleanup Corp.	4,000	20,736
Corona Corp.	26,500	337,109
Descente Ltd.	2,000	9,595
Fuji Corp.	12,000	95,915
Fujix Ltd.	11,000	31,953
Ichikawa Co., Ltd.	61,000	142,126
Kurabo Industries Ltd.	518,000	1,071,918
Maruzen Co., Ltd.	2,000	9,507
Namco Bandai Holdings, Inc.	78,800	864,256
Onwards Holdings Co., Ltd.	138,000	886,798
Roland Corp.	66,300	816,626
Sanei-International Co., Ltd.	37,700	324,755
SRI Sports Ltd.	459	369,675
Tachikawa Corp.	40,000	195,490
Tokyo Style Co., Ltd.	171,000	1,361,088
Yamato International, Inc.	9,300	39,048

		6,593,695
Consumer Services 0.3%
Daisyo Corp.	5,500	75,235
Eikoh, Inc.	11,100	36,987
Hurxley Corp.	3,000	28,048
Nippon Game Card Corp.	90	121,311
Nissin Healthcare Food Service Co., Ltd.	9,100	107,184
Resorttrust, Inc.	1,800	19,021
Royal Holdings Co., Ltd.	1,700	17,941
Shidax Corp.	92,200	355,122
Shingakukai Co., Ltd.	44,600	157,115
Yoshinoya Holdings Co., Ltd.	161	184,738

		1,102,702
Diversified Financials 0.1%
Daiko Clearing Services Corp.	41,000	249,487
Fuyo General Lease Co., Ltd.	300	6,657

		256,144
Energy 0.3%
Itohchu Enex Co., Ltd.	50,400	311,572
Kanto Natural Gas Development Co., Ltd.	113,000	667,976
San-Ai Oil Co., Ltd.	16,000	74,864
Sinanen Co., Ltd.	72,000	364,036

		1,418,448
Food & Staples Retailing 1.6%
Aeon Hokkaido Corp. *	2,600	8,253
Allied Hearts Holdings Co., Ltd.	10,000	20,133
Cawachi Ltd.	52,300	996,723
Circle K Sunkus Co., Ltd.	54,800	854,804
Create S.D. Co., Ltd.	27,700	540,284
FamilyMart Co., Ltd.	3,400	106,835
Heiwado Co., Ltd.	65,900	800,380
Itochu-Shokuhin Co., Ltd.	6,400	231,199
Izumiya Co., Ltd.	24,000	139,878
Kasumi Co., Ltd.	68,000	299,635
Kato Sangyo Co., Ltd.	10,200	164,213
Kirindo Co., Ltd.	7,300	38,026
Marukyo Corp.	8,000	48,691
Maxvalu Nishinihon Co., Ltd.	4,100	57,467
Maxvalu Tokai Co., Ltd.	6,100	74,290
Ministop Co., Ltd.	50,000	804,793
Okuwa Co., Ltd.	6,000	70,537
Poplar Co., Ltd. *	1,300	9,012
San-A Co., Ltd.	2,500	81,589
Satoh & Co., Ltd.	100	961
Unimat Life Corp.	100	924
Universe Co., Ltd.	6,400	79,350
Uny Co., Ltd.	27,000	230,693
Valor Co., Ltd.	84,800	662,030

		6,320,700
Food, Beverage & Tobacco 1.6%
Coca-Cola Central Japan Co., Ltd.	57,800	797,455
DyDo Drinco, Inc.	1,500	40,922
FujiI Foods, Inc. *	6,000	24,671
House Food Corp.	2,700	39,200
Itoham Foods, Inc.	67,000	251,821
Marudai Food Co., Ltd.	230,000	669,101
Meiji Holdings Co., Ltd. *	21,200	853,854
Mercian Corp.	180,000	350,436

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Mikuni Coca-Cola Bottling Co., Ltd.	108,900	882,478
Morinaga Milk Industry Co., Ltd.	327,000	1,254,591
Nichiwa Sangyo Co., Ltd.	46,000	113,604
Nippon Beet Sugar Manufacturing Co., Ltd.	136,000	331,128
Nissin Sugar Manufacturing Co., Ltd.	112,000	255,454
Oriental Yeast Co., Ltd.	12,000	61,344
Q.P. Corp.	1,200	12,492
Sonton Food Industry Co., Ltd.	30,000	203,421
Yonekyu Corp.	26,500	276,060

		6,418,032
Health Care Equipment & Services 0.8%
BML, Inc.	38,400	853,102
Fukuda Denshi Co., Ltd.	12,700	309,700
Hitachi Medical Corp.	82,000	914,972
N.I.C. Corp.	35,300	164,292
Nakanishi, Inc.	300	22,077
Suzuken Co., Ltd.	33,200	961,809
Tokai Corp.	200	2,162
Tokiwa Yakuhin Co., Ltd.	12,000	29,012

		3,257,126
Household & Personal Products 0.7%
Aderans Holdings Co., Ltd.	84,100	989,714
Fancl Corp.	21,100	257,224
Kose Corp.	46,800	986,007
Mandom Corp.	18,200	411,967

		2,644,912
Materials 2.6%
Asahi Industries Co., Ltd.	129	295,235
Atomix Co., Ltd.	2,000	8,242
Chubu Steel Plate Co., Ltd.	77,200	631,645
Chuetsu Pulp & Paper Co., Ltd.	160,000	391,470
Daio Paper Corp.	18,000	157,736
Fuso Chemical Co., Ltd.	12,300	127,585
ITEC Corp.	600	5,538
Koei Chemical Co., Ltd.	1,000	2,700
Kyoei Steel Ltd.	16,200	457,582
Mitani Sekisan Co., Ltd.	300	1,709
Mitsui Chemicals, Inc.	289,000	921,255
Mory Industries, Inc.	11,000	24,340
N.E. Chemcat Corp.	41,000	429,454
Nichia Steel Works Ltd.	86,000	276,526
Nihon Kagaku Sangyo Co., Ltd.	28,000	165,710
Nippon Kodoshi Corp.	8,000	54,394
Nippon Paper Group, Inc.	1,000	25,869
Nippon Shokubai Co., Ltd.	17,000	130,275
Nisshin Steel Co., Ltd.	51,000	113,843
Nitto FC Co., Ltd.	6,000	32,367
Osaka Steel Co., Ltd.	34,200	622,155
Sakai Chemical Industry Co., Ltd.	231,000	929,925
Sakata Inx Corp.	6,000	20,463
SK Kaken Co., Ltd.	2,000	51,383
Sumitomo Pipe & Tube Co., Ltd.	100	549
T&K Toka Co., Ltd.	10,500	118,555
Teijin Ltd.	191,000	613,923
Tenma Corp.	53,200	628,182
Toagosei Co., Ltd.	367,000	1,009,478
Tokyo Steel Manufacturing Co., Ltd.	47,900	583,049
Topy Industries Ltd.	401,000	760,312
Toyo Kohan Co., Ltd.	6,000	27,891
Yodogawa Steel Works Ltd.	126,000	639,544

		10,258,884
Media 0.6%
Chubu-Nippon Broadcasting Co., Ltd.	800	6,485
Daiichikosho Co., Ltd.	102,400	1,113,970
RKB Mainichi Broadcasting Corp.	27,000	232,906
Toei Co., Ltd.	15,000	74,574
Tohokushinsha Film Corp.	21,200	130,020
TV Asahi Corp.	484	726,772

		2,284,727
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Nippon Shinyaku Co., Ltd.	120,000	1,373,703
Seikagaku Corp.	26,500	291,067
Torii Pharmaceutical Co., Ltd.	59,300	958,131

		2,622,901
Real Estate 0.0%
Hosoda Corp. *	37,300	54,477
Sankyo Frontier Co., Ltd.	49,000	129,652

		184,129
Retailing 2.3%
AOKl Holdings, Inc.	77,100	839,269
Aoyama Trading Co., Ltd.	70,500	1,216,786
AT-Group Co., Ltd.	20,000	156,054
Belluna Co., Ltd.	118,950	453,695
Best Denki Co., Ltd.	4,000	17,315
EDION Corp.	1,700	10,960
Felissimo Corp.	1,700	28,853
Fujitsu Business Systems Ltd.	9,700	183,791
H2O Retailing Corp.	56,000	318,652
Haruyama Trading Co., Ltd.	21,800	91,724
Hikari Furniture Co., Ltd.	1,000	4,723
J. Front Retailing Co., Ltd.	252,000	1,202,432
King Co., Ltd.	58,600	152,142
Kitamura Co., Ltd.	2,100	9,334
Kohnan Shoji Co., Ltd.	42,800	422,637
Ku Co., Ltd.	43,900	168,354
Mac House Co., Ltd.	8,900	49,637
Marui Group Co., Ltd.	63,700	445,901
Nafco Co., Ltd.	40,100	703,086
Nagahori Corp.	41,000	87,248
Sazaby League Ltd.	45,600	652,319
Senshukai Co., Ltd.	73,200	503,481
Takashimaya Co., Ltd.	172,000	1,353,861
Tokyo Derica Co., Ltd.	24,500	92,739
Tsutsumi Jewelry Co., Ltd.	1,600	29,699
Warehouse Co., Ltd.	23,800	118,966
Yagi & Co Ltd.	100	1,093

		9,314,751

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Semiconductors & Semiconductor Equipment 0.0%
Aoi Electronics Co., Ltd.	3,000	25,778
Mimasu Semiconductor Industry Co., Ltd.	1,100	13,174
Mitsui High-tec, Inc.	13,800	151,387
USC Corp.	100	1,172

		191,511
Software & Services 1.1%
Argo Graphics, Inc.	1,200	12,981
Atlus Co., Ltd.	6,500	35,025
CAC Corp.	4,400	31,778
Computer Engineering & Consulting Ltd.	27,400	199,887
Fujitsu Broad Solution & Consulting, Inc.	1,100	9,329
Hitachi Information Systems Ltd.	200	4,220
Hitachi Software Engineering Co., Ltd.	5,300	90,479
Information Services International-Dentsu Ltd.	16,600	102,311
Itochu Techno-Solutions Corp.	34,200	1,016,379
Japan Process Development Co., Ltd.	13,900	87,600
NEC Fielding Ltd.	95,700	1,319,403
Net One Systems Co., Ltd.	421	742,162
Nifty Corp.	112	98,075
Sumisho Computer Systems Corp.	33,200	518,290

		4,267,919
Technology Hardware & Equipment 1.5%
Daishinku Corp.	113,000	437,891
Furuno Electric Co., Ltd.	78,300	520,545
Hagiwara Electric Co., Ltd.	14,200	95,082
Hakuto Co., Ltd.	59,600	565,583
Hitachi Maxell Ltd.	47,700	591,799
Innotech Corp.	43,300	199,866
Iriso Electronics Co., Ltd.	6,100	67,627
Katsuragawa Electric Co., Ltd.	3,000	9,029
Kitagawa Industries Co., Ltd.	9,700	111,013
Nidec-Read Corp.	2,500	25,213
Nippon Antenna Co., Ltd.	3,200	19,419
Riso Kagaku Corp.	51,500	531,204
Ryoden Trading Co., Ltd.	40,000	224,233
Ryoyo Electro Corp.	80,900	675,555
Satori Electric Co., Ltd.	10,100	59,376
Seiko Epson Corp.	39,900	651,158
Shinko Shoji Co., Ltd.	15,400	129,189
Sumida Corp.	1,300	8,601
Sun-Wa Technos Corp.	1,300	6,632
Toshiba Tec Corp.	261,000	1,062,773
Tsuzuki Densan Co., Ltd.	22,600	63,281

		6,055,069
Telecommunication Services 0.1%
Okinawa Cellular Telephone Co.	208	357,753
Transportation 0.8%
Isewan Terminal Service Co., Ltd.	68,000	303,905
Meiko Trans Co., Ltd.	25,000	184,017
Nippon Konpo Unyu Soko Co., Ltd.	105,000	1,163,729
Seino Transportation Co., Ltd.	167,000	1,385,293
Tokyo Kisen Co., Ltd.	1,000	4,962

		3,041,906
Utilities 0.1%
Hokuriku Gas Co., Ltd.	5,000	14,534
Keiyo Gas Co., Ltd.	49,000	243,207
Otaki Gas Co., Ltd.	14,000	82,400

		340,141

		98,425,726

Luxembourg 0.7%
Telecommunication Services 0.5%
COLT Telecom Group S.A. *	1,149,000	2,055,589
Transportation 0.2%
Stolt-Nielsen S.A.	58,000	629,806

		2,685,395

Malaysia 0.0%
Real Estate 0.0%
Rekapacific Berhad (a)(b)*	24,000	—

Netherlands 1.9%
Capital Goods 0.1%
Draka Holdings N.V. *	20,925	280,821
Imtech N.V.	7,725	150,616

		431,437
Commercial & Professional Supplies 0.6%
Ballast Nedam N.V. CVA	11,304	243,864
Randstad Holding N.V. *	50,689	1,408,658
Teleplan International N.V. *	99,301	93,268
USG People N.V. *	45,785	527,201

		2,272,991
Food, Beverage & Tobacco 0.0%
Koninklijike Wessanen N.V.	27,213	104,396
Materials 1.2%
James Hardie Industries N.V. CDI *	39,900	134,632
Koninklijke DSM N.V.	148,800	4,679,236

		4,813,868
Media 0.0%
DOCdata N.V.	9,279	85,912
Retailing 0.0%
Macintosh Retail Group N.V.	723	10,233

		7,718,837

New Zealand 0.2%
Consumer Services 0.0%
Millennium & Capthorne Hotels New Zealand Ltd.	249,177	62,846

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Transportation 0.2%
Air New Zealand Ltd.	1,045,414	607,471
Utilities 0.0%
Vector Ltd.	76,900	101,167

		771,484

Norway 0.0%
Software & Services 0.0%
EDB Business Partner A.S.A. *	4,621	13,438

Portugal 0.9%
Banks 0.3%
Banif, SGPS, S.A. — Reg’d	688,937	1,179,846
Consumer Services 0.0%
Ibersol — SGPS, S.A.	7,136	83,684
Materials 0.0%
Corticeira Amorim S.A. *	3,256	3,296
Software & Services 0.1%
Novabase, SGPS, S.A. *	52,394	357,887
Telecommunication Services 0.3%
Sonaecom, SGPS, S.A. *	477,898	1,178,934
Utilities 0.2%
Redes Energeticas Nacionais S.A.	218,391	935,924

		3,739,571

Republic of Korea 3.7%
Automobiles & Components 0.1%
Dong Ah Tire & Rubber Co., Ltd.	25,290	156,377
Dong-Il Corp.	906	35,539
Global & Yuasa Battery Co., Ltd.	450	9,330
Halla Climate Control Corp.	36,060	271,843
S&T Dynamics Co., Ltd.	5,190	63,160

		536,249
Banks 0.0%
Jinheung Mutual Savings Bank Co., Ltd. *	29,970	92,806
Capital Goods 0.3%
Daesang Holdings Co., Ltd.	52,250	148,924
Dongbu Corp.	2,260	16,201
Doosan Industrial Development Co., Ltd.	13,040	68,098
E TEC E&C Ltd.	310	9,809
Halla Engineering & Construction Corp.	8,730	158,214
Hanjin Heavy Industries & Construction Co., Ltd.	14,240	190,325
Hanshin Construction Co., Ltd.	6,200	75,511
JS Cable Co., Ltd.	2,170	32,193
KCC Engineering & Construction Co., Ltd.	875	19,263
Kyeryong Construction Industrial Co., Ltd.	12,200	213,263
LG International Corp.	920	17,952
Ssangyong Corp.	5,580	130,530
Taeyoung Engineering & Construction	16,500	94,049

		1,174,332
Commercial & Professional Supplies 0.0%
Fursys, Inc.	4,320	77,485
Consumer Durables & Apparel 0.3%
Handsome Co., Ltd.	35,470	295,604
Hanssem Co., Ltd.	15,780	98,563
Ilshin Spinning Co., Ltd.	80	3,608
Kolon Industries, Inc.	3,890	102,244
LG Fashion Corp.	2,040	38,620
Sam Kwang Glass Ind. Co., Ltd.	520	15,389
Youngone Corp. (a)	62,590	565,003

		1,119,031
Diversified Financials 0.5%
Daishin Securities Co.	60,560	735,932
Dongbu Securities Co., Ltd.	22,890	121,129
Hanwha Securities Co., Ltd.	6,960	50,426
Hanyang Securities Co., Ltd.	2,040	18,265
Kiwoom Securities Co., Ltd.	6,630	257,994
Korea Investment Holdings Co., Ltd.	9,540	272,686
Meritz Securities Co., Ltd.	15,490	13,569
NH Investment & Securities Co., Ltd.	2,050	11,195
Shinyoung Securities Co., Ltd.	12,833	422,188

		1,903,384
Energy 0.1%
SK Gas Co., Ltd.	8,260	364,661
Food, Beverage & Tobacco 0.4%
Binggrae Co., Ltd.	6,190	213,731
Daesang Corp. *	48,600	210,900
Dongwon F&B Co., Ltd.	1,750	47,951
Dongwon Industries Co., Ltd.	3,185	239,005
Lotte Samkang Co., Ltd.	834	117,509
Namyang Dairy Products Co., Ltd.	1,030	393,213
Ottogi Corp.	1,223	122,644
TS Corp.	3,740	157,546

		1,502,499
Household & Personal Products 0.1%
Pacific Corp.	5,830	534,083
Insurance 0.1%
Korean Reinsurance Co.	4,110	37,937
LIG Non-Life Insurance Co., Ltd.	33,250	466,484

		504,421
Materials 0.9%
Hanwha Chemical Corp.	79,260	646,099
Isu Chemical Co., Ltd.	11,870	144,478
Kisco Corp.	5,015	218,735
KISWIRE Ltd.	8,820	307,821
Korea Zinc Co., Ltd.	3,870	418,460

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

KP Chemical Corp. *	64,730	444,239
KPX Holdings Corp.	770	28,320
Moorim Paper Co., Ltd.	12,110	76,505
Samsung Fine Chemicals Co., Ltd.	2,963	122,894
SeAH Holdings Corp.	1,838	91,409
SeAH Steel Corp.	1,120	35,362
SK Chemicals Co., Ltd.	7,070	290,410
Unid Co., Ltd.	7,310	198,150
Woongjin Chemical Co., Ltd. *	54,050	48,543
Young Poong Corp.	779	279,607

		3,351,032
Media 0.1%
Cheil Worldwide, Inc.	887	162,593
Daekyo Co., Ltd.	59,580	242,106

		404,699
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Daewoong Co., Ltd.	10,320	170,432
Green Cross Holdings Corp.	126	6,108
Il Dong Pharmaceutical Co., Ltd.	7,963	208,694
Jeil Pharmaceutical Co.	3,200	21,406
Kwang Dong Pharmaceutical Co., Ltd.	49,040	115,383

		522,023
Retailing 0.1%
CJ O Shopping Co., Ltd.	230	11,368
GS Home Shopping, Inc.	5,930	301,784
GwangjuShinsegae Co., Ltd.	812	80,066
Hyundai Department Store Co., Ltd.	450	31,536

		424,754
Software & Services 0.1%
NCSoft Corp.	2,220	317,540
Neowiz Corp. *	2,690	38,850

		356,390
Technology Hardware & Equipment 0.1%
Daeduck GDS Co., Ltd.	15,910	108,149
People & Telecommunication	23,260	202,826
Sindo Ricoh Co., Ltd.	221	9,113

		320,088
Telecommunication Services 0.2%
LG Dacom Corp.	61,060	842,956
Transportation 0.1%
Sebang Co., Ltd.	17,240	154,325
Utilities 0.1%
Daehan City Gas Co., Ltd.	560	11,929
E1 Corp.	1,617	103,628
KyungDong City Gas Co., Ltd.	1,300	49,561
Samchully Co., Ltd.	372	35,999
Seoul City Gas Co., Ltd.	2,025	91,978
YESCO Co., Ltd.	7,350	150,884

		443,979

		14,629,197

Singapore 1.0%
Capital Goods 0.2%
Gallant Venture Ltd. *	42,000	6,358
Haw Par Corp., Ltd.	219,000	690,408
Hi-P International Ltd.	414,000	171,076
Hong Leong Asia Ltd.	25,000	25,804
KS Energy Services Ltd.	43,000	34,894
Low Keng Huat (Singapore) Ltd.	28,000	4,921

		933,461
Diversified Financials 0.3%
Hong Leong Finance Ltd.	87,000	158,143
K1 Ventures Ltd.	1,384,000	142,774
Kim Eng Holdings Ltd.	352,513	450,816
UOB-Kay Hian Holdings Ltd.	527,850	487,906

		1,239,639
Food, Beverage & Tobacco 0.1%
Cerebos Pacific Ltd.	33,000	67,373
People’s Food Holdings Ltd.	800,000	310,647

		378,020
Real Estate 0.2%
Cambridge Industrial Trust	150,000	36,122
Ho Bee Investment Ltd.	447,000	251,818
Mapletree Logistics Trust	445,000	169,995
Singapore Land Ltd.	9,000	33,174
Starhill Global REIT	57,000	24,905
UOL Group Ltd.	205,000	465,156
Wheelock Properties (S) Ltd.	31,000	35,191

		1,016,361
Retailing 0.1%
Metro Holdings Ltd.	765,000	290,222
Oceanus Group Ltd. *	266,000	53,761

		343,983
Technology Hardware & Equipment 0.0%
Elec & Eltek International Co., Ltd.	12,000	14,843
Transportation 0.1%
Singapore Airport Terminal Services Ltd.	149,000	223,917

		4,150,224

Spain 2.9%
Banks 0.4%
Banco Pastor S.A.	1,196	8,287
Bankinter, S.A.	141,422	1,677,749

		1,686,036
Capital Goods 1.3%
Construcciones y Auxiliar De Ferrocarriles S.A.	3,962	1,779,409
Fomento de Construcciones y Contratas S.A.	81,200	3,341,072

		5,120,481

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Commercial & Professional Supplies 0.6%
Befesa Medio Ambiente S.A. *	20,762	375,148
Prosegur, Compania de Seguridad S.A. — Reg’d	58,986	1,898,186

		2,273,334
Insurance 0.3%
Grupo Catalana Occidente S.A.	78,104	1,428,366
Materials 0.2%
Miquel y Costas & Miquel S.A.	40,750	793,242
Software & Services 0.1%
Tecnocom, Telecomunicaciones y Energia S.A. *	39,087	209,675

		11,511,134

Sweden 1.0%
Capital Goods 0.3%
Cardo AB	5,721	124,290
NCC AB, B Shares	136,076	1,184,549
OEM International AB, B Shares	6,369	29,155

		1,337,994
Commercial & Professional Supplies 0.0%
AF AB, B Shares	3,786	70,183
Proffice AB, B Shares *	5,038	11,450

		81,633
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Biotage AB	178,800	169,429
Meda AB, A Shares	194,694	1,341,464

		1,510,893
Real Estate 0.1%
Din Bostad AB *	31,816	94,676
Klovern AB	58,867	138,184

		232,860
Software & Services 0.2%
Addnode AB	34,730	92,169
Industrial & Financial Systems AB, B Shares	23,779	194,566
Know IT AB	34,319	149,921
LBI International AB *	5,753	9,312
ProAct IT Group AB	30,000	165,349

		611,317
Technology Hardware & Equipment 0.0%
Pricer AB, B Shares *	2,623,896	166,921

		3,941,618

Switzerland 6.1%
Banks 0.7%
Banque Cantonale de Geneve	1,245	265,995
Banque Cantonale Vaudoise — Reg’d	8,384	2,645,255

		2,911,250
Capital Goods 0.9%
Conzzeta AG	648	809,807
Daetwyler Holding AG	16,594	651,336
Kardex AG *	6,490	191,343
Sulzer AG — Reg’d	23,647	1,502,628
Swisslog Holding AG — Reg’d	504,590	381,268

		3,536,382
Consumer Durables & Apparel 0.3%
AFG Arbonia-Forster Holding AG *	7,369	109,806
Forbo Holding AG — Reg’d *	6,276	1,199,452

		1,309,258
Consumer Services 0.9%
Kuoni Reisen Holding AG — Reg’d	11,100	3,450,370
Food, Beverage & Tobacco 0.2%
Emmi AG — Reg’d	6,620	658,760
Insurance 1.1%
Baloise Holding AG, Class R	49,859	3,707,684
Vaudoise Assurances Holding S.A. — Reg’d	4,728	794,617

		4,502,301
Materials 1.1%
Clariant AG — Reg’d *	518,000	3,280,527
CPH Chemie & Papier Holding AG — Reg’d	102	141,771
Swissmetal Holding AG *	4,617	35,863
Vetropack Holding AG	546	796,869

		4,255,030
Real Estate 0.0%
LO Holding Lausanne-Ouchy S.A. — Reg’d	77	95,798
Zueblin Immobilien Holding AG — Reg’d *	7,300	28,038

		123,836
Retailing 0.2%
Bossard Holding AG	7,167	320,535
Charles Vogele Holding AG *	1,510	50,114
Valora Holding AG — Reg’d	2,184	395,156

		765,805
Technology Hardware & Equipment 0.6%
Also Holding — Reg’d *	3,394	93,609
Ascom Holding AG — Reg’d *	117,746	1,485,493
Inficon Holding AG — Reg’d	6,490	567,504
Kudelski S.A.	7,547	125,160

		2,271,766
Transportation 0.1%
The Jungfraubahn Holding AG — Reg’d	9,652	348,291

		24,133,049

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

United Kingdom 17.6%
Capital Goods 3.2%
Ashtead Group plc	492,857	461,776
Balfour Beatty plc	426,318	2,172,429
Carillion plc	85,138	354,006
Carr’s Milling Industries plc	27,358	197,633
Galliford Try plc	1,167,347	929,287
J. Smart & Co. (Contractors) plc	30,870	162,054
Keller Group plc	184,222	1,684,086
Kier Group plc	22,178	336,614
Morgan Sindall plc	204,602	2,330,888
Qinetiq Group plc	1,598,309	3,780,762
Travis Perkins plc	17,274	150,380

		12,559,915
Commercial & Professional Supplies 0.3%
Communisis plc	100,041	42,380
Hogg Robinson Group plc	189,408	82,760
Sthree plc	318,112	949,540
Tribal Group plc	129,494	179,197

		1,253,877
Consumer Durables & Apparel 0.8%
Barratt Developments plc *	783,000	1,904,283
Bellway plc	104,000	1,045,368

		2,949,651
Consumer Services 1.3%
J.D. Wetherspoon plc	123,940	793,070
Millennium & Copthorne Hotels plc	86,935	338,935
Restaurant Group plc	132,011	310,728
Thomas Cook Group plc	1,104,100	3,741,193

		5,183,926
Diversified Financials 1.1%
Close Brothers Group plc	64,819	701,875
Investec plc	703,147	3,787,958

		4,489,833
Food, Beverage & Tobacco 0.3%
Britvic plc	284,902	1,309,514
Health Care Equipment & Services 0.1%
Nestor Healthcare Group plc	767,570	357,411
Household & Personal Products 0.3%
Fiberweb plc	127,194	147,014
McBride plc	457,325	1,092,948

		1,239,962
Insurance 0.7%
Hardy Underwriting Bermuda Ltd.	237,099	1,103,542
Novae Group plc	15,977	81,597
Old Mutual plc	1,238,774	1,654,345

		2,839,484
Materials 0.7%
DS Smith plc	287,249	315,022
Elementis plc	1,167,852	529,387
Mondi plc	569,263	1,941,813

		2,786,222
Media 0.6%
4imprint plc	108,000	197,188
Aegis Group plc	1,381,455	2,101,091
Chime Communications plc	31,611	63,732
Creston plc	77,726	82,013

		2,444,024
Retailing 3.3%
Debenhams plc	77,133	103,125
Home Retail Group plc	1,100,000	4,721,884
Next plc	228,000	5,524,064
Smiths News plc	23,851	43,411
The Carphone Warehouse Group plc	1,106,986	2,884,237
Woolworths Group plc (a)(b)*	1,644,060	—

		13,276,721
Software & Services 2.5%
Alphameric plc *	101,058	50,088
Computacenter plc	486,681	1,646,802
Dimension Data Holdings plc	2,409,143	2,363,665
Logica plc	4,085,000	5,321,820
The Sage Group plc	229,903	675,492

		10,057,867
Technology Hardware & Equipment 0.4%
Acal plc	2,101	3,649
Dialight plc	19,573	41,017
Oxford Instruments plc	69,597	163,736
Spectris plc	93,311	848,042
Vislink plc	756,000	339,164

		1,395,608
Transportation 2.0%
Arriva plc	559,076	3,742,140
Braemar Shipping Services plc	64,440	348,483
Clarkson plc	14,765	151,324
easyJet plc *	248,265	1,107,200
FirstGroup plc	438,747	2,590,814

		7,939,961

		70,083,976

Total Common Stock (Cost $432,184,544)		385,479,941

Preferred Stock 0.4% of net assets

Austria 0.0%
MIBA AG	46	4,883

Germany 0.4%
Draegerwerk AG & Co. KGAA	13,272	331,949
Jungheinrich AG	48,245	638,788
Sto AG	8,911	524,589

		1,495,326

Total Preferred Stock (Cost $2,633,043)		1,500,209

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Rights 0.0% of net assets

Australia 0.0%
Ing Office Fund (a)*	444,831	3,585

Singapore 0.0%
Pacific Andes (Holdings) Ltd. (a)*	445,000	24,579

Switzerland 0.0%
Jungfraubahn Holding AG (a)*	12,572	8,909

Total Rights (Cost $—)		37,073

Warrants 0.0% of net assets

Bermuda 0.0%
Col Capital Ltd. (b)*	280,000	361

Total Warrants (Cost $—)		361

Other Investment Company 1.4% of net assets
State Street Institutional Liquid Reserves Fund — Institutional Class	5,578,636	5,578,636

Total Other Investment Company (Cost $5,578,636)		5,578,636

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $443,457,459 and the unrealized appreciation and depreciation were $30,073,973 and ($80,935,212), respectively, with a net unrealized depreciation of ($50,861,239).
At 06/30/09, the values of certain foreign securities held by the fund aggregating $357,652,732 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
CDI — CHESS Depositary Interest
CVA — Dutch Certificate
Reg’d — Registered
REIT — Real Estate Investment Trust
TAN — Tax anticipation note

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$276,009,442	$—	$276,009,442
Austria — (a)	—	—	10,662	10,662
Belgium — (a)	13,829	—	—	13,829
Canada — (a)	24,237,031	—	—	24,237,031
France
Capital Goods	100,531	8,864,365	—	8,964,896
Germany
Pharmaceuticals, Biotechnology & Life Sciences	874	—	—	874
Transportation	261,176	2,271,850	—	2,533,026
Hong Kong
Diversified Financials	417,988	181,718	—	599,706
Retailing	242,708	607,532	—	850,240
Telecommunication Services	522,432	301,409	—	823,841
Japan
Capital Goods	421,601	16,402,269	132,351	16,956,221
Commercial & Professional Supplies	38,657	744,492	—	783,149
Consumer Durables & Apparel	95,915	6,497,780	—	6,593,695
Consumer Services	36,987	1,065,715	—	1,102,702
Food & Staples Retailing	540,284	5,780,416	—	6,320,700

Laudus Rosenberg International Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Food, Beverage & Tobacco	853,854	5,564,178	—	6,418,032
Materials	114,019	10,144,865	—	10,258,884
Media	232,906	2,051,821	—	2,284,727
Retailing	91,971	9,222,780	—	9,314,751
Transportation	4,962	3,036,944	—	3,041,906
Utilities	82,400	257,741	—	340,141
Republic of Korea
Capital Goods	32,193	1,142,139	—	1,174,332
Commercial & Professional Supplies	77,485	—	—	77,485
Consumer Durables & Apparel	—	554,028	565,003	1,119,031
Switzerland
Materials	35,863	4,219,167	—	4,255,030
United Kingdom
Technology Hardware & Equipment	163,736	1,231,872	—	1,395,608
Preferred Stock — (a)	—	1,500,209	—	1,500,209
Rights — (a)	—	—	37,073	37,073
Warrants — (a)	—	—	361	361
Other Investment Company	5,578,636	—	—	5,578,636

Total	$34,198,038	$357,652,732	$745,450	$392,596,220

(a)	as categorized in Portfolio Holdings
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

				Change in			Net	Net
	Balance as	Accrued	Realized	Unrealized			Transfers	Transfers
	of	Discounts	Gain	Appreciation	Net		into	out of	Balance as of
Investments in Securities	March 31, 2009	(Premiums)	(Loss)	(Depreciation)	Purchases	Net Sales	Level 3	Level 3	June 30, 2009

Common Stock
Austria
Consumer Durable & Apparel	$—	$—	$—	$1,069	$—	$—	$9,593	$—	$10,662
France
Software & Services	98,649	—	(163,983)	180,314	—	(114,980)	—	—	—
Japn
Capital Goods	—	—	—	513	—	—	131,838	—	132,351
Commercial & Professional Supplies	38,541	—	—	116	—	—	—	(38,657)	—
Republic of Korea
Consumer Durable & Apparel	—	—	—	171,071	—	—	393,932	—	565,003
Right
Australia	2,258	—	—	1,327	—	—	—	—	3,585
Singapore	—	—	—	24,579	—	—	—	—	24,579
Switzerland	—	—	—	8,909	—	—	—	—	8,909
Warrants
Bermuda	—	—	—	—	—	—	361	—	361

Total	$139,448	$—	($163,983)	$387,898	$—	($114,980)	$535,724	($38,657)	$745,450

REG46272JUN09 — 00

Laudus Trust
Laudus Rosenberg U.S. Small Capitalization FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	287,005,021	258,361,122
2.2%	Other Investment Company	5,671,944	5,671,944

102.0%	Total Investments	292,676,965	264,033,066
(2.0)%	Other Assets and Liabilities, Net		(5,089,066)

100.0%	Net Assets		258,944,000

	Number of	Value
Security	Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.5%
Exide Technologies *	206,661	770,845
Spartan Motors, Inc.	46,654	528,590

		1,299,435

Banks 7.9%
Ameriana Bancorp	505	2,141
Astoria Financial Corp.	42,349	363,354
Banco Latinoamericano de Exportaciones, S.A., Class E	81,519	1,013,281
Bank of Hawaii Corp.	17,500	627,025
BNC Bancorp	2,580	20,640
Brookline Bancorp, Inc.	19,800	184,536
C&F Financial Corp.	400	6,400
Cathay General Bancorp	40,790	387,913
Central Valley Community Bancorp *	2,380	12,352
Centrue Financial Corp.	4,800	21,264
Citizens South Banking Corp.	9,523	49,043
Commerce Bancshares, Inc.	20,895	665,088
Community Bank System, Inc.	12,460	181,418
Community Bankers Trust Corp.	38,590	142,783
Community Capital Corp.	2,969	14,489
Cullen/Frost Bankers, Inc.	16,200	747,144
ESB Financial Corp.	10,606	139,151
Evans Bancorp, Inc.	2,440	32,037
First Citizens BancShares, Inc., Class A	7,561	1,010,528
First Defiance Financial Corp.	25,226	327,938
First Federal Bancshares of Arkansas, Inc.	7,000	27,510
First Financial Bankshares, Inc.	7,700	387,772
FirstMerit Corp.	45,130	766,307
Flushing Financial Corp.	1,671	15,624
GS Financial Corp.	700	10,969
Hancock Holding Co.	32,300	1,049,427
Harleysville National Corp.	131,600	618,520
HF Financial Corp.	6,610	77,734
Hopfed Bancorp, Inc.	5,900	57,407
Horizon Bancorp	8,408	137,975
International Bancshares Corp.	22,100	227,851
LNB Bancorp, Inc.	1,150	7,303
Louisiana Bancorp, Inc. *	1,030	13,751
LSB Financial Corp.	1,500	17,925
MutualFirst Financial, Inc.	100	896
National Penn Bancshares, Inc.	101,350	467,223
New Hampshire Thrift Bancshares, Inc.	1,745	17,188
NewAlliance Bancshares, Inc.	369,351	4,247,536
Northrim BanCorp, Inc.	870	12,110
Oriental Financial Group, Inc.	71,500	693,550
Parkvale Financial Corp.	23,911	214,960
Premier Financial Bancorp, Inc.	4,440	28,105
Prosperity Bancshares, Inc.	45,031	1,343,275
QCR Holdings, Inc.	4,762	47,620
Republic Bancorp, Inc., Class A	3,700	83,583
Rurban Financial Corp.	3,400	26,350
Southern Missouri Bancorp, Inc.	2,237	22,258
Southside Bancshares, Inc.	1,441	32,956
Sterling Bancorp	8,122	67,819
Sun Bancorp, Inc. *	7,077	36,659
Susquehanna Bancshares, Inc.	47,064	230,143
SVB Financial Group *	32,635	888,325
Teche Holding Co.	3,520	116,512
TF Financial Corp.	3,750	66,112
Tompkins Financial Corp.	2,200	105,490
Tree.com, Inc. *	560	5,376
UMB Financial Corp.	13,600	516,936
United Bancshares, Inc.	10,998	120,978
United Western Bancorp, Inc.	24,325	229,871
Valley National Bancorp	45,176	528,559
VIST Financial Corp.	500	3,305
Wainwright Bank & Trust Co.	6,048	47,477
Wintrust Financial Corp.	51,920	834,874

		20,400,646

Capital Goods 4.7%
Aircastle Ltd.	191,262	1,405,776
Armstrong World Industries, Inc. *	14,800	244,052
Beacon Roofing Supply, Inc. *	127,762	1,847,439
Curtiss-Wright Corp.	100	2,973
EMCOR Group, Inc. *	5,360	107,843
Esterline Technologies Corp. *	20,128	544,865
Federal Signal Corp.	124,113	949,464
H&E Equipment Services, Inc. *	8,037	75,146
Interline Brands, Inc. *	28,500	389,880
Lawson Products, Inc.	6,954	98,816
MFRI, Inc. *	8,777	54,242
Michael Baker Corp. *	290	12,284
Rush Enterprises, Inc., Class A *	11,618	135,350
Seaboard Corp.	1,010	1,133,220
SIFCO Industries, Inc. *	530	5,613
SL Industries, Inc. *	22,494	157,458

1

Laudus Rosenberg U.S. Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Tal International Group, Inc.	10,114	110,243
Teledyne Technologies, Inc. *	13,490	441,798
Textainer Group Holdings Ltd.	27,717	318,468
The L.S. Starrett Co., Class A	23,296	158,413
Triumph Group, Inc.	43,690	1,747,600
Tutor Perini Corp. *	91,415	1,586,964
Universal Forest Products, Inc.	1,670	55,260
Willis Lease Finance Corp. *	36,020	472,582

		12,055,749

Commercial & Professional Supplies 4.6%
Administaff, Inc.	66,500	1,547,455
ATC Technology Corp. *	30,398	440,771
Barrett Business Services, Inc.	5,599	58,790
CDI Corp.	10,171	113,407
COMSYS IT Partners, Inc. *	900	5,265
CRA International, Inc. *	26,302	730,144
Deluxe Corp.	166,779	2,136,439
Ecology & Environment, Inc., Class A	15,800	224,676
G & K Services, Inc., Class A	2,497	52,812
GP Strategies Corp. *	22,050	129,874
Industrial Services of America, Inc.	9,486	63,556
Intersections, Inc. *	7,893	36,624
Kelly Services, Inc., Class A	99,500	1,089,525
National Technical Systems, Inc.	5,557	17,004
Navigant Consulting, Inc. *	76,444	987,656
On Assignment, Inc. *	108,900	425,799
School Specialty, Inc. *	10,682	215,883
Sykes Enterprises, Inc. *	60,998	1,103,454
United Stationers, Inc. *	64,131	2,236,889
Volt Information Sciences, Inc. *	14,043	88,050
VSE Corp.	11,315	296,000

		12,000,073

Consumer Durables & Apparel 2.5%
CSS Industries, Inc.	3,036	61,874
Delta Apparel, Inc. *	9,090	62,539
Flexsteel Industries, Inc.	3,650	30,587
M.D.C. Holdings, Inc.	12,102	364,391
R. G. Barry Corp.	28,700	186,550
Steven Madden Ltd. *	2,959	75,306
The Warnaco Group, Inc. *	135,600	4,393,440
Timberland Co., Class A *	62,191	825,275
UniFirst Corp.	12,730	473,174

		6,473,136

Consumer Services 8.0%
Ark Restaurants Corp.	14,652	183,150
Bally Technologies, Inc. *	58,700	1,756,304
Bob Evans Farms, Inc.	143,416	4,121,776
California Pizza Kitchen, Inc. *	36,688	487,584
Carrols Restaurant Group, Inc. *	39,930	265,934
CEC Entertainment, Inc. *	59,410	1,751,407
CKE Restaurants, Inc.	145,053	1,230,049
CPI Corp.	11,370	193,176
Cracker Barrel Old Country Store, Inc.	95,354	2,660,377
DineEquity, Inc.	34,850	1,086,971
Frisch’s Restaurants, Inc.	14,720	434,829
International Speedway Corp., Class A	77,363	1,981,266
Jack in the Box, Inc. *	39,930	896,428
Jackson Hewitt Tax Service, Inc.	40,602	254,169
Mac-Gray Corp. *	400	5,296
P.F. Chang’s China Bistro, Inc. *	1,230	39,434
Red Robin Gourmet Burgers, Inc. *	34,470	646,313
Regis Corp.	60,700	1,056,787
Ruby Tuesday, Inc. *	113,270	754,378
Sonic Corp. *	2,880	28,886
Speedway Motorsports, Inc.	57,201	787,086
Town Sports International Holdings, Inc. *	7,260	27,225

		20,648,825

Diversified Financials 0.2%
BGC Partners, Inc., Class A	7,350	27,856
California First National Bancorp	23,200	264,480
Cash America International, Inc.	13,461	314,853

		607,189

Energy 0.8%
ATP Oil & Gas Corp. *	78,960	549,561
Geokinetics, Inc. *	3,672	50,123
McMoRan Exploration Co. *	185,800	1,107,368
Parker Drilling Co. *	77,730	337,348
Trico Marine Services, Inc. *	4,690	16,087

		2,060,487

Food & Staples Retailing 1.8%
Nash Finch Co.	39,203	1,060,833
Susser Holdings Corp. *	15,257	170,726
The Andersons, Inc.	3,717	111,287
The Pantry, Inc. *	37,955	630,053
Weis Markets, Inc.	23,619	791,709
Winn-Dixie Stores, Inc. *	162,429	2,036,860

		4,801,468

Food, Beverage & Tobacco 1.8%
B&G Foods, Inc., Class A	40,317	339,066
Cal-Maine Foods, Inc.	60,225	1,503,216
Coca-Cola Bottling Co.	370	20,398
Flowers Foods, Inc.	39,464	861,894
HQ Sustainable Maritime Industries, Inc. *	14,003	128,127
John B. Sanfilippo & Son, Inc. *	25,070	179,251
Omega Protein Corp. *	59,008	239,573
Overhill Farms, Inc. *	43,090	227,084
Seneca Foods Corp., Class A *	1,060	35,425
Seneca Foods Corp., Class B *	6,692	223,847
Tasty Baking Co.	30,131	208,507
The Boston Beer Co., Inc., Class A *	20,552	608,134

		4,574,522

Health Care Equipment & Services 5.6%
Allied Healthcare Products, Inc. *	27,570	118,551

2

Laudus Rosenberg U.S. Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Amedisys, Inc. *	10,700	353,314
American Dental Partners, Inc. *	5,000	45,350
AMERIGROUP Corp. *	52,468	1,408,766
Anika Therapeutics, Inc. *	21,358	101,451
Cardiac Science Corp. *	86,698	348,526
Daxor Corp.	230	2,369
Dynacq Healthcare, Inc. *	26,137	82,332
Emergency Medical Services Corp., Class A *	16,831	619,717
ev3, Inc. *	167,580	1,796,458
Invacare Corp.	123,662	2,182,634
Kewaunee Scientific Corp.	5,400	59,400
Kindred Healthcare, Inc. *	87,700	1,084,849
MedCath Corp. *	48,840	574,358
Mediware Information Systems, Inc. *	18,730	115,190
Odyssey Healthcare, Inc. *	9,450	97,146
Orthofix International N.V. *	69,572	1,739,996
Osteotech, Inc. *	43,090	189,596
QuadraMed Corp. *	13,424	93,565
RehabCare Group, Inc. *	18,550	443,901
Res-Care, Inc. *	3,420	48,906
SonoSite, Inc. *	52,389	1,050,923
Span-America Medical Systems, Inc.	7,100	76,822
Universal American Financial Corp. *	25,799	224,967
Wright Medical Group, Inc. *	103,273	1,679,219

		14,538,306

Household & Personal Products 2.0%
American Oriental Bioengineering, Inc. *	128,031	677,284
Elizabeth Arden, Inc. *	98,409	859,111
Inter Parfums, Inc.	52,938	388,565
Medifast, Inc. *	24,600	281,916
Nu Skin Enterprises, Inc.	126,424	1,934,287
Nutraceutical International Corp. *	6,260	65,041
Prestige Brands Holdings, Inc. *	108,613	667,970
Revlon, Inc., Class A *	11,846	64,442
Schiff Nutrition International, Inc. *	47,844	243,526

		5,182,142

Insurance 3.4%
American Equity Investment Life Holding Co.	152,320	849,946
American Safety Insurance Holdings Ltd. *	12,920	175,841
Argo Group International Holdings Ltd. *	101,194	2,855,695
Aspen Insurance Holdings Ltd.	34,741	776,114
Assured Guaranty Ltd.	174,396	2,159,023
Enstar Group Ltd. *	6,191	364,340
Mercer Insurance Group, Inc.	2,060	32,754
Platinum Underwriters Holdings, Ltd.	30,599	874,825
PMA Capital Corp., Class A *	93,011	423,200
Specialty Underwriters’ Alliance, Inc. *	36,430	230,966
Unico American Corp.	7,500	57,375

		8,800,079

Materials 5.1%
AEP Industries, Inc. *	6,257	165,122
American Pacific Corp. *	4,510	28,729
Arch Chemicals, Inc.	51,138	1,257,483
Clearwater Paper Corp. *	29,584	748,179
Coeur d’Alene Mines Corp. *	209,500	2,576,850
Continental Materials Corp. *	3,248	36,638
Friedman Industries, Inc.	23,084	125,346
Glatfelter	46,261	411,723
Innospec, Inc.	73,529	790,437
OM Group, Inc. *	43,515	1,262,805
Rock-Tenn Co., Class A	112,000	4,273,920
Schweitzer-Mauduit International, Inc.	43,111	1,173,050
Stepan Co.	5,356	236,521
UFP Technologies, Inc. *	4,640	19,349

		13,106,152

Media 0.8%
Carmike Cinemas, Inc.	4,010	33,604
Harte-Hanks, Inc.	113,400	1,048,950
Knology, Inc. *	24,531	211,703
Mediacom Communications Corp., Class A *	114,268	583,909
Warner Music Group Corp. *	19,782	115,725

		1,993,891

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Accelrys, Inc. *	76,404	451,548
Affymax, Inc. *	832	15,334
Affymetrix, Inc. *	64,746	383,944
Albany Molecular Research, Inc. *	29,840	250,358
Cambrex Corp. *	1,374	5,661
Celera Corp. *	230,190	1,756,350
Harvard Bioscience, Inc. *	75,379	297,747
Martek Biosciences Corp. *	119,508	2,527,594
Matrixx Initiatives, Inc. *	23,890	133,545
Medicis Pharmaceutical Corp., Class A	187,998	3,068,127
Nabi Biopharmaceuticals *	26,774	64,793
Neurocrine Biosciences, Inc. *	95,037	306,969
Par Pharmaceutical Cos., Inc. *	105,390	1,596,658
The Medicines Co. *	158,940	1,333,507

		12,192,135

Real Estate 2.6%
Ashford Hospitality Trust	229,536	644,996
CBL & Associates Properties, Inc.	43,228	232,999
Cedar Shopping Centers, Inc.	118,599	536,067
Cousins Properties, Inc.	132,449	1,125,817
Developers Diversified Realty Corp.	12,610	61,537
DuPont Fabros Technology, Inc.	41,640	392,249
Entertainment Properties Trust	48,382	996,669
HRPT Properties Trust	250,030	1,015,122
Medical Properties Trust, Inc.	117,746	714,718

3

Laudus Rosenberg U.S. Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Mission West Properties, Inc.	43,829	299,352
One Liberty Properties, Inc.	30,208	173,696
Ramco-Gershenson Properties Trust	54,300	543,543

		6,736,765

Retailing 8.9%
AMCON Distributing Co.	2,400	97,440
Barnes & Noble, Inc.	96,630	1,993,477
Books-A-Million, Inc.	86	611
Cabela’s, Inc. *	121,500	1,494,450
Conn’s, Inc. *	32,200	402,500
Core-Mark Holding Co., Inc. *	6,467	168,530
Fred’s, Inc., Class A	83,569	1,052,969
Genesco, Inc. *	60,500	1,135,585
Haverty Furniture Cos., Inc.	16,299	149,136
Jo-Ann Stores, Inc. *	96,779	2,000,422
Kirkland’s, Inc. *	55,200	662,952
Netflix, Inc. *	1,175	48,575
Overstock.com, Inc. *	2,803	33,524
Rent-A-Center, Inc. *	199,181	3,551,397
REX Stores Corp. *	38,842	390,751
Stage Stores, Inc.	30,945	343,490
Systemax, Inc. *	23,479	279,635
The Children’s Place Retail Stores, Inc. *	96,900	2,561,067
The Dress Barn, Inc. *	13,668	195,452
The Finish Line, Inc., Class A	22,910	169,992
The Gymboree Corp. *	79,427	2,818,070
The Pep Boys — Manny, Moe & Jack	160,796	1,630,471
Tractor Supply Co. *	45,600	1,884,192

		23,064,688

Semiconductors & Semiconductor Equipment 6.8%
Actel Corp. *	107,282	1,151,136
Amkor Technology, Inc. *	149,800	708,554
Applied Micro Circuits Corp. *	204,700	1,664,211
CEVA, Inc. *	72,811	631,999
Cirrus Logic, Inc. *	159,564	718,038
Fairchild Semiconductor International, Inc. *	178,411	1,247,093
FEI Co. *	131,912	3,020,785
GSI Technology, Inc. *	1,450	5,597
Integrated Device Technology, Inc. *	10,600	64,024
IXYS Corp.	25,164	254,660
Microsemi Corp. *	50,250	693,450
Skyworks Solutions, Inc. *	412,300	4,032,294
Standard Microsystems Corp. *	17,335	354,501
Tessera Technologies, Inc. *	55,800	1,411,182
TriQuint Semiconductor, Inc. *	184,909	981,867
Ultratech, Inc. *	40,353	496,745
Veeco Instruments, Inc. *	11,060	128,185

		17,564,321

Software & Services 16.8%
Actuate Corp. *	58,310	278,722
American Software, Inc., Class A	2,850	16,416
Ariba, Inc. *	40,910	402,554
CACI International, Inc., Class A *	32,163	1,373,682
CIBER, Inc. *	272,306	844,149
Computer Task Group, Inc. *	22,780	138,958
CSG Systems International, Inc. *	99,977	1,323,695
CSP, Inc. *	14,159	50,264
Digital River, Inc. *	4,350	157,992
Dynamics Research Corp. *	13,461	134,745
EarthLink, Inc. *	484,492	3,590,086
Edgewater Technology, Inc. *	24,668	63,643
Fair Isaac Corp.	31,949	493,932
GSI Commerce, Inc. *	91,100	1,298,175
Imergent, Inc.	5,340	37,380
infoGROUP, Inc. *	9,460	54,017
Informatica Corp. *	215,376	3,702,313
INX, Inc. *	5,925	31,995
JDA Software Group, Inc. *	94,900	1,419,704
Lawson Software, Inc.	543,563	3,033,082
Manhattan Associates, Inc. *	810	14,758
MAXIMUS, Inc.	26,214	1,081,327
Mentor Graphics Corp. *	400,600	2,191,282
Ness Technologies, Inc. *	160,026	625,702
NetScout Systems, Inc. *	9,349	87,694
OPNET Technologies, Inc.	976	8,940
Parametric Technology Corp. *	196,450	2,296,500
Perot Systems Corp., Class A *	333,300	4,776,189
Pervasive Software, Inc. *	19,310	117,598
Progress Software Corp. *	54,013	1,143,455
QAD, Inc.	48,331	157,076
Quest Software, Inc. *	200,634	2,796,838
Radiant Systems, Inc. *	59,856	496,805
S1 Corp. *	126,968	876,079
Saba Software, Inc. *	76,800	295,680
Solera Holdings, Inc. *	1	25
SonicWALL, Inc. *	68,504	375,402
SPSS, Inc. *	83,000	2,769,710
Sybase, Inc. *	14,739	461,920
TechTeam Global, Inc. *	14,067	91,998
Terremark Worldwide, Inc. *	12,640	73,059
TIBCO Software, Inc. *	8,870	63,598
United Online, Inc.	373,457	2,431,205
Websense, Inc. *	105,884	1,888,971

		43,567,315

Technology Hardware & Equipment 8.8%
3Com Corp. *	730,485	3,440,584
Anaren, Inc. *	14,000	247,520
Arris Group, Inc. *	26,020	316,403
Astro-Med, Inc.	9,400	49,350
Avocent Corp. *	1,830	25,547
Black Box Corp.	77,305	2,587,398
Checkpoint Systems, Inc. *	47,890	751,394
Coherent, Inc. *	103,451	2,139,367
Concurrent Computer Corp. *	1,130	6,452
CPI International, Inc. *	19,070	165,718
Cray Inc. *	42,540	335,215
CTS Corp.	9,011	59,022
Datalink Corp. *	7,728	32,844
EMS Technologies, Inc. *	1,840	38,456

4

Laudus Rosenberg U.S. Small Capitalization Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Emulex Corp. *	254,700	2,490,966
GTSI Corp. *	24,020	128,987
Harmonic, Inc. *	59,598	351,032
Image Sensing Systems, Inc. *	11,000	102,300
Insight Enterprises, Inc. *	215,779	2,084,425
IntriCon Corp. *	12,430	33,561
Measurement Specialties, Inc. *	64,900	457,545
Mercury Computer Systems, Inc. *	15,510	143,468
Network Equipment Technologies, Inc. *	7,470	31,822
O.I. Corp.	10,470	56,643
Oplink Communications, Inc. *	44,159	503,413
OSI Systems, Inc. *	68,578	1,429,851
Palm, Inc. *	21,712	359,768
PC Connection, Inc. *	1,672	8,778
PC Mall, Inc. *	38,000	256,880
Perceptron, Inc. *	14,030	48,263
Richardson Electronics Ltd.	14,033	45,888
SeaChange International, Inc. *	40,401	324,420
Super Micro Computer, Inc. *	4,751	36,393
SYNNEX Corp. *	43,288	1,081,767
Technitrol, Inc.	3,380	21,869
Tekelec *	136,197	2,292,196
TESSCO Technologies, Inc. *	12,892	139,234
Tollgrade Communications, Inc. *	19,849	104,009
Vicon Industries, Inc. *	9,908	57,466

		22,786,214

Telecommunication Services 1.2%
General Communication, Inc., Class A *	38,332	265,641
iPCS, Inc. *	52,446	784,592
Premiere Global Services, Inc. *	118,845	1,288,280
SureWest Communications *	34,260	358,702
USA Mobility, Inc.	40,537	517,252

		3,214,467

Transportation 0.2%
Air T., Inc.	1,350	11,084
International Shipholding Corp.	16,192	436,536
USA Truck, Inc. *	2,461	33,297

		480,917

Utilities 0.1%
Artesian Resources Corp., Class A	7,560	120,431
Delta Natural Gas Co., Inc.	4,075	91,769

		212,200

Total Common Stock (Cost $287,005,021)		258,361,122

Other Investment Company 2.2% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	5,671,944	5,671,944

Total Other Investment Company (Cost $5,671,944)		5,671,944

End of Investments.
At 06/30/2009, the tax basis cost of the fund’s investments was $293,063,142 and the unrealized appreciation and depreciation were $15,921,238 and ($44,951,314), respectively, with a net unrealized depreciation of ($29,030,076).

*	Non-income producing security.
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

5

Laudus Rosenberg U.S. Small Capitalization Fund
Portfolio Holdings (Unaudited) continued
•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices in Active	Significant
	Markets for	Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$258,361,122	$—	$—	$258,361,122
Other Investment Company	5,671,944	—	—	5,671,944

Total	$264,033,066	$—	$—	$264,033,066

(a)	as categorized in Portfolio Holdings
REG46270JUN09 — 00

6

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust
By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer
Date: August 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer
Date: August 21, 2009

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer
Date: August 21, 2009